UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX/A

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10341
                                                     ---------

                     UBS Tamarack International Fund L.L.C.
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               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)


                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

             Date of reporting period: July 1, 2005 - June 30, 2006
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD


                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006


REGISTRANT NAME: UBS TAMARACK INTERNATIONAL FUND LLC
INVESTMENT COMPANY ACT FILE NUMBER: 811-10341
REPORTING PERIOD: 07/01/2005 - 06/30/2006
REGISTRANT ADDRESS: 1285 AVENUE OF THE AMERICAS, 37TH FLOOR NEW YORK, NY 10019

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                               EXCHANGE TICKER                   SHAREHOLDER
ISSUER OF PORTFOLIO SECURITY       SYMBOL           CUSIP #     MEETING DATE                SUMMARY OF MATTER VOTED ON
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
                                                                               (2) Directors recommend: A vote for election of the
                                                                               following nominees 1) Harry Evans Sloan, 2) Anthony
PNC Bank                        PNC              092828102       24-Jun-05     Ghee, 3) Ferdinand Kayser, 4) Benjamin Lorenz, 5)
                                                                               Edward McKinley; 6) James McNamara, 7) Shane O'Neill,
                                                                               8) Mark Schneider, 9) Markus Tellenbach.
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PNC Bank                        PNC              092828102       24-Jun-05     (3) Authorize the repurchase by the company of up to
                                                                               10% of its subscribed capital.
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PNC Bank                        PNC              092828102       24-Jun-05     (4) Approve the consolidated and unconsolidated
                                                                               financial statements of the company.
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PNC Bank                        PNC              092828102       24-Jun-05     (5) Approve the determination that no dividends for
                                                                               the YE 12/31/04 shall be distributed by the company
                                                                               to its shareholders.
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PNC Bank                        PNC              092828102       24-Jun-05     (6) Discharge the Board of Directors and Statutory
                                                                               Auditors of the company.
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PNC Bank                        PNC              092828102       24-Jun-05     (7) Appoint Ernst & Young as the Statutory Auditor.
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PHS Group PLC                   PHY LN           GB0030564974    26-Jul-05     (1) Approve the financial statements and the
                                                                               statutory reports.
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PHS Group PLC                   PHY LN           GB0030564974    26-Jul-05     (2) Approve the remuneration report.
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PHS Group PLC                   PHY LN           GB0030564974    26-Jul-05     (3) Approve the final dividend of 1.36p per ordinary
                                                                               share.
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PHS Group PLC                   PHY LN           GB0030564974    26-Jul-05     (4) Reelect Peter Cohen as Director.
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PHS Group PLC                   PHY LN           GB0030564974    26-Jul-05     (5) Reelect Jan Astrand as a Director.
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                                                                               (6) Reappoint PriceWaterhouseCoopers as the auditors
PHS Group PLC                   PHY LN           GB0030564974    26-Jul-05     and authorize the Board to determine their
                                                                               remuneration.
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                                                                               (7) Grant authority to issue of equity or
PHS Group PLC                   PHY LN           GB0030564974    26-Jul-05     equity-linked securities with pre-emptive rights up
                                                                               to aggregate nominal amount of GBP 16,914,800.
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                                                                               (8) Grant authority to issue of equity or
PHS Group PLC                   PHY LN           GB0030564974    26-Jul-05     equity-linked securities without pre-emptive rights
                                                                               up to aggregate nominal amount of GBP 2,537,220.
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PHS Group PLC                   PHY LN           GB0030564974    26-Jul-05     (9) Grant authority to make market purchase of
                                                                               50,744,490 ordinary shares.
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                                                                               PLEASE NOTE THIS IS A SURVEY. (1) Share capital
                                                                               Restrictions Article 6.6 'No natural person or legal
                                                                               entity may be registered shareholder with the right
Nestle SA                       NESN VX          CH0012056047    26-Aug-05     to vote for shares which it holds, directly or
                                                                               indirectly, in excess of the share capital.' Please
                                                                               tick box corresponding to your choice.
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Nestle SA                       NESN VX          CH0012056047    26-Aug-05     (1.1) No change required.
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Nestle SA                       NESN VX          CH0012056047    26-Aug-05     (1.2) No opinion.
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Nestle SA                       NESN VX          CH0012056047    26-Aug-05     (1.3) Abolish the Article.
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                                                                               (2) Organization of the Company Special Quorum
                                                                               Article 16 'Shareholders representing at least of the
                                                                               share capital shall have to be present in order to
                                                                               change the corporate name, broaden or restrict the
                                                                               scope of the Company's business, transfer the
Nestle SA                       NESN VX          CH0012056047    26-Aug-05     registered offices, merge with another company, issue
                                                                               preference shares, cancel or modify the preferential
                                                                               rights attached to such an issue or cancel profit
                                                                               sharing certificates.' Please tick box
                                                                               corresponding to your choice.
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Nestle SA                       NESN VX          CH0012056047    26-Aug-05     (2.1) No change required.
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Nestle SA                       NESN VX          CH0012056047    26-Aug-05     (2.2) No opinion.
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Nestle SA                       NESN VX          CH0012056047    26-Aug-05     (2.3) Abolish the Article.
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                                                                               (3) Organization of the Company Qualified Majorities
                                                                               Article 17 '1. Shareholders representing a two thirds
                                                                               of the total share capital shall have to be present
                                                                               in order to amend the provisions Articles of
                                                                               Association relating to the registration of the
                                                                               voting right (Art. 6, par. 6), the limit voting
                                                                               rights at General Meetings (Art. 14, par. 3, 4 and
Nestle SA                       NESN VX          CH0012056047    26-Aug-05     5), the number of Directors (Art. 22), term of office
                                                                               (Art. 23), as well as transfer the registered offices
                                                                               aborad, wind up the and remove more than one third of
                                                                               the Directors. 2. Such decisions require a majority
                                                                               of three quarters of the shares represented at the
                                                                               General Meetings.' Please tick box corresponding to
                                                                               your choice.
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Nestle SA                       NESN VX          CH0012056047    26-Aug-05     (3.1) No change required.
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Nestle SA                       NESN VX          CH0012056047    26-Aug-05     (3.2) No opinion.
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Nestle SA                       NESN VX          CH0012056047    26-Aug-05     (3.3) Abolish the Article.
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                                                                               (4) Board of Directors term of office (Art. 23) 'The
                                                                               Members of the Board of Directors shall be for five
                                                                               years.' Nestle is the biggest and most diverse and
                                                                               complex food company in the world. As such, it takes
                                                                               a number of years for Directors to become completely
Nestle SA                       NESN VX          CH0012056047    26-Aug-05     conversant with the Company. Your Board therefore
                                                                               believes a longer-term period of office is
                                                                               appropriate to ensure that the company achieves an
                                                                               optimal contribution from its Directors.' Please tick
                                                                               box corresponding to your choice.
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Nestle SA                       NESN VX          CH0012056047    26-Aug-05     (4.1) 5 years.
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Nestle SA                       NESN VX          CH0012056047    26-Aug-05     (4.2) 4 years.
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Nestle SA                       NESN VX          CH0012056047    26-Aug-05     (4.3) 3 years.
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                                                                               (5) Auditor term of office (Art. 30) 'The General
                                                                               Meeting shall appoint, for a term of three years or
                                                                               more Auditors of the annual financial statements of
Nestle SA                       NESN VX          CH0012056047    26-Aug-05     the Company' Due to the complexity of Company, your
                                                                               Directors feel that a term of office for the auditors
                                                                               of 3 years is appropriate. Please tick box
                                                                               corresponding to your choice.
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Nestle SA                       NESN VX          CH0012056047    26-Aug-05     (5.1) 3 years.
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Nestle SA                       NESN VX          CH0012056047    26-Aug-05     (5.2) 2 years.
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Nestle SA                       NESN VX          CH0012056047    26-Aug-05     (5.3) 1 year.
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                                                                               (1) Approve the conversion of preferred shares of the
                                                                               Company into ordinary shares the Company grant
                                                                               holders of preferred shares the opportunity to
                                                                               convert their preferred shares into bearer ordinary
Fresenenius Med Care            FNE GR           DE0005785802    30-Aug-05     shares, shareholders who wish to participate in this
Aktiengesellschaft                                                             program will have to pay a premium EUR 12.25 per
                                                                               share for the conversion, the dividend entitlement of
                                                                               the converted preferred shares will correspond to the
                                                                               dividend entitlement of the bearer ordinary shares
                                                                               with effect as per 12/31/05.
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                                                                               (2) Approve the adjustment of the existing Employee
Fresenenius Med Care            FNE GR           DE0005785802    30-Aug-05     Participation Programs 1996/1998, 1998, in connection
Aktiengesellschaft                                                             with the conversion of preferred shares as per Item 1
                                                                               and the adjustment of the corresponding contingent
                                                                               capitals.
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                                                                               (3) Approve that the existing authorized capital of
                                                                               up to EUR 30,720,000 shall be revoked; authorize
                                                                               Board of Managing Directors with the consent of the
                                                                               Supervisory Board to increase the share capital by up
                                                                               to EUR 35,000,000 through the issue of new bearer
                                                                               ordinary shares against contribution cash, on or
Fresenenius Med Care            FNE GR           DE0005785802    30-Aug-05     before 8/29/2010. Authorized capital I, shareholders'
Aktiengesellschaft                                                             subscription rights shall be excluded for residual
                                                                               amounts; the existing authorized capital II of up to
                                                                               EUR 20,480,000 shares revoked; authorize the Board,
                                                                               with consent of the Supervisory Board, to increase
                                                                               the share capital by up to EUR 25,000,000 through the
                                                                               issue of new bearer ordinary shares against
                                                                               contributions in cash and/or kind, on or before
                                                                               8/29/2010.
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                                                                               (4) Approve the transformation of the Company's legal
                                                                               form into a partnership limited by shares and that
                                                                               the new Articles of Association of the company shall
                                                                               be transformed into a partners limited by shares and
Fresenenius Med Care            FNE GR           DE0005785802    30-Aug-05     its name changed to Fresenius Medical Care AG &
Aktiengesellschaft                                                             Company; KGAA Fresenius Medical Care Management AG
                                                                               will be general partner of Fresenius Medical Care AG
                                                                               & Company in exchange for every ordinary/preferred
                                                                               share of the Company, each shareholder will receive
                                                                               ordinary/preferred share of Fresenius Medical Care AG
                                                                               & Company KGAA.
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                                                                               (S.1) PLEASE NOTE THIS IS A SHAREHOLDER PROPOSAL:
                                                                               On 8/12/05, Citadel Equity Ltd., London, submitted a
                                                                               countermotion to agenda item 1 of the Extraordinary
                                                                               General Meeting. The only agenda item of the Separate
Fresenenius Med Care            FNE GR           DE0005785802    30-Aug-05     Meeting of Preference shareholders &150; Resolution
Aktiengesellschaft                                                             conversion of non-voting bearer preference shares
                                                                               into bearer ordinary shares. Citadel Equity Ltd.
                                                                               hereby requests all sharesholders of Fresenius
                                                                               Medical Care AG to approve the conversion when the
                                                                               conversion premium will be reduced to EUR 9.75 per
                                                                               bearer preference share.
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Kone Corp.                      KNEBV FH         FI0009000566    7-Sep-05      (1) Adopt the final statement of the demerged Kone
                                                                               Corp.
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                                                                               (2) Grant discharge from liability to the Members of
Kone Corp.                      KNEBV FH         FI0009000566    7-Sep-05      the Board of Directors and the President for period
                                                                               4/1/05-5/31/05.
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                                                                               (1) Approve the acquisition of the entire ISC of
Eircom Group PLC                ERU ID           GB0034341890    15-Sep-05     Western Wireless Int'l reland LLC in connection with
                                                                               the rights issue as specified.
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                                                                               (2) Authorize the Directors, for the purpose of
Eircom Group PLC                ERU ID           GB0034341890    15-Sep-05     Section 80 of the Companies Act 85, to allot relevant
                                                                               securities in connection with rights issue as
                                                                               specified.
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                                                                               (1) Approve the merger by incorporation of Neta
                                                                               S.P.A., Emam Software S.P.A. and Caridata S.P.A.
Lottomatica                     LTT IM           IT0003380919    22-Sep-05     Engineering Ingegneria Informatica S.P.A.,
                                                                               resolutions related thereto.
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                                                                               (1) Approve the merger by Incorporation Plan of Meta
                                                                               SPA into Hera SPA and approve Hera's increase in 1 or
                                                                               more installment in order to proceed with the
                                                                               exchange offer related to the from EUR 839,903,881 to
Hera  SPA, Bologna              HER IM           IT0001250932    22-Sep-05     a max amount of EUR 1,061,485,109 through the issue
                                                                               of a nominal amount of 221,581,228 ordinary shares,
                                                                               nominal value EUR 1 EA and amend Articles 5 of the
                                                                               Bylaw.
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Hera  SPA, Bologna              HER IM           IT0001250932    22-Sep-05     (2) Amend some Articles of the Bylaw.
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Hera  SPA, Bologna              HER IM           IT0001250932    22-Sep-05     (3) Amend some additional Articles of the Bylaw.
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Ryanair Holdings PLC            RYA ID           IE0031117611    22-Sep-05     (1) Approve the reports and accounts.
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Ryanair Holdings PLC            RYA ID           IE0031117611    22-Sep-05     (2.a) Reelect David Bonderman as a Director.
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Ryanair Holdings PLC            RYA ID           IE0031117611    22-Sep-05     (2.b) Reelect James Osborne as a Director.
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Ryanair Holdings PLC            RYA ID           IE0031117611    22-Sep-05     (2.c) Reelect Michael O'Leary as a Director.
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Ryanair Holdings PLC            RYA ID           IE0031117611    22-Sep-05     (3) Grant authority to fix the Auditors;
                                                                               remuneration.
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Ryanair Holdings PLC            RYA ID           IE0031117611    22-Sep-05     (4) Authorize the Directors to allot ordinary shares.
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Ryanair Holdings PLC            RYA ID           IE0031117611    22-Sep-05     (5) Approve the disapply the statutory pre-emption
                                                                               rights.
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Songa Offshore ASA              SONG NO          NO0010268451    26-Sep-05     (1) Elect the Chairman of the meeting.
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Songa Offshore ASA              SONG NO          NO0010268451    26-Sep-05     (2) Approve the notice and the agenda.
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Songa Offshore ASA              SONG NO          NO0010268451    26-Sep-05     (3) Elect the one person to co-sign the minutes of
                                                                               the meeting.
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Songa Offshore ASA              SONG NO          NO0010268451    26-Sep-05     (4.1) Approve the Share Purchase Agreement.
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Songa Offshore ASA              SONG NO          NO0010268451    26-Sep-05     (4.2) Approve to increase the share capital.
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Songa Offshore ASA              SONG NO          NO0010268451    26-Sep-05     (5) Approve ths Stock based Incentive Program to
                                                                               issue warrants
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                                                                               (1) Receive the accounts for the YE 5/31/05 together
                                                                               with the Directors' report and the Auditors' report
IG Group Holdings PLC           IGG LN           GB00B06QFB75    29-Sep-05     on those accounts and the auditable part of the
                                                                               remuneration report.
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IG Group Holdings PLC           IGG LN           GB00B06QFB75    29-Sep-05     (2) Reelect Nat Le Roux as a Director.
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IG Group Holdings PLC           IGG LN           GB00B06QFB75    29-Sep-05     (3) Reelect Jonathan Davie as a Director.
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IG Group Holdings PLC           IGG LN           GB00B06QFB75    29-Sep-05     (4) Re-appoint Ernst & Young as the Auditors to the
                                                                               Company to hold office until the conclusion of the
                                                                               next AGM.
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IG Group Holdings PLC           IGG LN           GB00B06QFB75    29-Sep-05     (5) Authorize the Directors to determine the Auditors
                                                                               remuneration.
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IG Group Holdings PLC           IGG LN           GB00B06QFB75    29-Sep-05     (6) Approve the Directors' remuneration report for
                                                                               the YE 5/31/05.
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                                                                               (7) Approve to renew the authority conferred on the
                                                                               Directors by Article 9 of the Company's Articles of
                                                                               Assoc for the period ending the earlier of the date
                                                                               of the AGM in 2006 or on 12/28/2006 for such period
IG Group Holdings PLC           IGG LN           GB00B06QFB75    29-Sep-05     the Section 80 amount shall be GBP 5,548; a revoke
                                                                               the authorities pursuant to Section 80 of the
                                                                               Companies Act 1985, in substitution for all previous
                                                                               authorities and without prejudice to any allotment of
                                                                               securities prior to the date of the resolution.
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                                                                               (S.8) Authorize the Company to make market purchases
                                                                               of up to 32,750,095 ordinary shares of 0.005 pence
                                                                               each in the capital of the Company at a minimum price
                                                                               of 0.005 pence and not more tha 105% of the average
                                                                               of closing price for an ordinary share derived from
                                                                               the Official List maintained by the UK Listing
                                                                               Authority for the 5 business days immediately
IG Group Holdings PLC           IGG LN           GB00B06QFB75    29-Sep-05     preceding the day on which the ordinary shares
                                                                               contracted to be purchased; authority expires the
                                                                               earlier of the conclusion of the next AGM of the
                                                                               Company or 12/31/06; the Company, before the expiry,
                                                                               may make a contract to purchase ordinary shares which
                                                                               will or may be executed wholly or partly after such
                                                                               expiry.
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                                                                               (S.9) Authorize the Directors to allot equity
                                                                               securities for cash pursuant to the general authority
                                                                               to allot relevant securities , disapplying the
                                                                               statutory pre-emption rights, provided this power is
                                                                               limited to the allotment of equity securities: a) in
                                                                               connection with a rights issued in favor of ordinary
IG Group Holdings PLC           IGG LN           GB00B06QFB75    29-Sep-05     shareholders; b) up to an aggregate nominal amount of
                                                                               GBP 807; Authority expires the earlier of the
                                                                               conclusion of the next AGM of the Company or 15
                                                                               months; and the Directors allot equity securities
                                                                               after the expiry of this authority in pursuance of
                                                                               such an offer or agreement made prior to such expiry.
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Songa Offshore ASA              SONG NO          NO0010268451    30-Sep-05     (1) Elect the Chairman of the meeting.
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Songa Offshore ASA              SONG NO          NO0010268451    30-Sep-05     (2) Approve the notice and the agenda.
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Songa Offshore ASA              SONG NO          NO0010268451    30-Sep-05     (3) Elect the one person to co-sign the minutes of
                                                                               the meeting.
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Songa Offshore ASA              SONG NO          NO0010268451    30-Sep-05     (4.1) Approve the Share Purchase Agreement.
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Songa Offshore ASA              SONG NO          NO0010268451    30-Sep-05     (4.2) Approve to increase the share capital.
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Songa Offshore ASA              SONG NO          NO0010268451    30-Sep-05     (5) Approve the stock based Incentive Program to
                                                                               issue warrants.
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                                                                               (1) To approve the asset sale and other transactions
                                                                               contemplated by the sale and purchase agreement,
SBS Broadcasting S.A.           SBTV             L8137F-102      3-Oct-05      dated 8/21/05, as amended and restated as of 8/25/05
                                                                               between SBS Broadcasting S.A. and PKS Media S.A.R.L.
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                                                                               (2) To ratify all actions taken by members of the
SBS Broadcasting S.A.           SBTV             L8137F-102      3-Oct-05      Board and it's special committee and all persons
                                                                               authorized by the Board.
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                                                                               (3) Subject to the condition precedent that the
                                                                               closing of the asset sale occurs, to authorize and
SBS Broadcasting S.A.           SBTV             L8137F-102      3-Oct-05      approve the dissolution and liquidation of SBS
                                                                               Broadcasting S.A.
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                                                                               (4) Subject to the condtion precedent that the
                                                                               closing of the asset sale occurs, to appoint
SBS Broadcasting S.A.           SBTV             L8137F-102      3-Oct-05      Christian Billon and Paul Mousel to act through a
                                                                               Luxembourg private LLC.
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                                                                               (5) To amend the Articles of Incorporation of SBS
SBS Broadcasting S.A.           SBTV             L8137F-102      3-Oct-05      Broadcasting S.A. in order to change the name of the
                                                                               company.
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                                                                               (6) To approve a payment of $75,000 to each member of
                                                                               the special committee of the Board of SBS
SBS Broadcasting S.A.           SBTV             L8137F-102      3-Oct-05      Broadcasting S.A. (other than Shane O'Neil) and an
                                                                               additional payment of $25,000 to the Chairman of the
                                                                               special committee.
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Gaz De France                   GAZ FP           FR0010208488    7-Oct-05      (1) Appoint M. Jean-Francois Cirelli as a Director up
                                                                               to 11/22/2009.
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Gaz De France                   GAZ FP           FR0010208488    7-Oct-05      (2) Appoint Jean-Louis Beffa as a Director up to
                                                                               11/22/2009.
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Gaz De France                   GAZ FP           FR0010208488    7-Oct-05      (3) Appoint M. Aldo Cardoso as a Director up to
                                                                               11/22/2009.
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Gaz De France                   GAZ FP           FR0010208488    7-Oct-05      (4) Appoint M. Guy Dolle as a Director up to
                                                                               11/22/2009.
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Gaz De France                   GAZ FP           FR0010208488    7-Oct-05      (5) Appoint M. Peter Lehmann as a Director up to
                                                                               11/22/2009.
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Gaz De France                   GAZ FP           FR0010208488    7-Oct-05      (6) Appoint M. Philippe Lemoine as a Director up to
                                                                               11/22/2009.
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                                                                               (7) Grant all powers to the bearer of a copy or an
                                                                               extract of the minutes of this meeting, and 'gazette
Gaz De France                   GAZ FP           FR0010208488    7-Oct-05      du palais' in order to accomplish all formalities,
                                                                               filings and registrations prescribed.
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                                                                               (1) Approve and adopt the Rules of The United Group
                                                                               Plc, Long Term Incentive Plan set out in the draft
                                                                               rules as specified, and authorize the Directors to do
                                                                               all things necessary or desirable to establish and
Unite Group PLC                 UTG              GB0006928617    14-Oct-05     carry the LTIP into effect including the
                                                                               establishment of one or more other LTIPs based on the
                                                                               LTIP and are not different from the LTIP but which
                                                                               are modified to take account of local tax, exchange
                                                                               contributions, securities laws in overseas
                                                                               territories.
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                                                                               (1) Approve, ratify, and confirm the Sale and
                                                                               Purchase Agreement dated 16 Aug 2005 between Ray
                                                                               Nugent as vendor, Benchark Profits Ltd. As purchaser
                                                                               and Dowery Peacock Group Ltd as a target company. A
                                                                               copy of which has been produced at the SGM and marked
                                                                               "A" and signed by the Chairman of the SGM for the
                                                                               purpose of identification relating to the acquisition
                                                                               of 60% of the issued share capital of Dowry Peacock
                                                                               for a total consideration of GBP 24,001,200,
Linmark Group Ltd               915 HK           G54960102       17-Oct-05     approximately HKD 338.4 million subject to
                                                                               adjustments and the transactions comtemplated therein
                                                                               including, without limitation to the generality of
                                                                               the foregoing, the issue of 22,225,279 new shares of
                                                                               USD 0.02 each at the price of HKD 2.284 per share in
                                                                               the share capital of the Company in partial
                                                                               satisfaction of the purchase price; and authorize the
                                                                               Board to do all the other acts and things and take
                                                                               such action, as may in the opinion of the Board,
                                                                               necessary, desirable or expedient to implement and
                                                                               give effect to the acquisition.
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                                                                               (1) Amend the Articles 2,4,6,8,10,11,12,14,15,16,18,
                                                                               19,21,22,23,24,27,28,and 29 of the Company's Statute
M.J.Maillis SA                  MAIK GA          GRS198503005    26-Oct-05     in order to harmonize with the recent modifications
                                                                               of the Code Law 2190/1920.
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MedioBanca                      MB IN            IT0000062957    28-Oct-05     (1) Approve the balance sheet reports as of 30 Jun
                                                                               2005 and the Board of Directors Management Internal
                                                                               Auditors reports.
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MedioBanca                      MB IN            IT0000062957    28-Oct-05     (2) Appoint the Board of Directors after stating how
                                                                               many members are to be.
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                                                                               (1) Receive the Company's annual earnings and the
IWKA AG                         IWK GY           DE0006204407    9-Nov-05      consolidated earnings as well as the report for the
                                                                               business year.
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IWKA AG                         IWK GY           DE0006204407    9-Nov-05      (2.1) Elect Rolf Bartke as a Member of the
                                                                               Supervisory Board.
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IWKA AG                         IWK GY           DE0006204407    9-Nov-05      (2.2) Elect Reiner Beutel as a Member of the
                                                                               Supervisory Board.
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IWKA AG                         IWK GY           DE0006204407    9-Nov-05      (2.3) Elect Herbert Demel as a Member of the
                                                                               Supervisory Board.
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IWKA AG                         IWK GY           DE0006204407    9-Nov-05      (2.4) Elect Herbert Demel as a Member of the
                                                                               Supervisory Board.
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IWKA AG                         IWK GY           DE0006204407    9-Nov-05      (2.5) Elect Helmut Leube as a Member of the
                                                                               Supervisory Board.
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IWKA AG                         IWK GY           DE0006204407    9-Nov-05      (2.6) Elect Herbert Meyer as a Member of the
                                                                               Supervisory Board.
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SNAM RETE GAS SPA               SRG IM           IT0003153415    10-Nov-05     (1) Approve to allocate available reserves.
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SNAM RETE GAS SPA               SRG IM           IT0003153415    10-Nov-05     (2) Grant authority to purchase its own shares.
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Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     (O.1) Approve the accounts for YE 6/30/05.
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Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     (O.2) Approve the consolidated accounts for the FY
                                                                               6/30/05.
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Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     (O.3) Approve the allocation of the result of the FYE
                                                                               on 6/30/05 and distribution of the dividend.
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Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     (O.4) Approve the transfer of the sums posted to the
                                                                               long-term capital gains special reserves account.
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Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     (O.5) Approve the regulated agreements.
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Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     (O.6) Approve the non-renewal of M. Jean-Claude
                                                                               Beton's mandate as a Director.
------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     (O.7) Approve to renew Daniele Ricard's mandate as a
                                                                               Director.
------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     (O.8) Approve to renew M. Gerard Thery's mandate as a
                                                                               Director.
------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     (O.9) Approve to determine the Director's fees.
------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     (O.10) Approve the renewal of a Principal Statutory
                                                                               Auditor.
------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     (O.11) Approve the non-renewal of a Principal
                                                                               Statutory Auditor.
------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     (O.12) Approve the renewal of a Substitute Statutory
                                                                               Auditor.
------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     (O.13) Authorize the Board to repurchase, to keep and
                                                                               to transfer Company shares.
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                                                                               (E.1) Amend Articles 15, 23 and 34 of the Articles of
Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     Assoc to enable the Board to issue bonds without
                                                                               authorization of the general meeting.
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                                                                               (E.2) Amend Article 21 of the Articles of Assoc to
Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     enable the recourse to new means of telecommunication
                                                                               for the holding of the Board of Directors meeting.
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Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     (E.3) Approve the harmonization of the Articles of
                                                                               Assoc with the new applicable regulations.
------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     (E.4) Authorize the Board to reduce the share capital
                                                                               by cancelation of the shares previously repurchased.
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                                                                               (E.5) Authorize the Board to issue ordinary Company
                                                                               shares and securities giving access to the share
Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     capital with the maintenance of the preferential
                                                                               subscription rights.
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                                                                               (E.6) Authorize the Board to issue Company shares and
                                                                               securities giving access to the capital with the
Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     cancelation of the preferential subscription rights
                                                                               with faculty to confer a preferential subscription
                                                                               period.
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                                                                               (E.7) Authorize the Board in case of a share capital
                                                                               increase, with or without canceling the preferential
Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     subscription rights, to increase the number of shares
                                                                               to be issued.
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                                                                               (E.8) Authorize the Board, within the limit of 10% of
                                                                               the share capital, to issue shares and securities
                                                                               giving access to the share capital in order to
Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     remunerate contributions in kind to the Company and
                                                                               made up of shares or securities giving access to the
                                                                               share capital.
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                                                                               (E.9) Authorize the Board to issues shares and
Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     securities giving access to the share capital in case
                                                                               of a takeover bid initiated by the Company.
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                                                                               (E.10) Authorize the Board to issue securities
Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     representative of debt giving right to the allocation
                                                                               of debt securities.
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                                                                               (E.11) Authorize the Board to increase the share
                                                                               capital by incorporation of reserves, premiums or
Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     other sums the capitalization of which would be
                                                                               allowed.
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Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     (E.12) Authorize the Board to allocate a bonus issue
                                                                               of ordinary shares of the Company.
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                                                                               (E.13) Authorize the Board to proceed with share
Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     capital increases reserved to the Company Saving
                                                                               Scheme members.
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Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     (E.14) Approve the merger by integration of SIFA.
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Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     (E.15) Approve the reduction of the share capital,
                                                                               not motivated by losses, and merger premium.
------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris            RI FP            FR0000120693    10-Nov-05     (E.16) Grant powers to proceed with any formalities.
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Julius Baer Holding AG          BAER VX          CH0012083017    10-Nov-05     (1) Approve the ordinary increase of the share
                                                                               capital.
------------------------------------------------------------------------------------------------------------------------------------
Julius Baer Holding AG          BAER VX          CH0012083017    10-Nov-05     (2) Approve the creation of authorized share capital.
------------------------------------------------------------------------------------------------------------------------------------
Julius Baer Holding AG          BAER VX          CH0012083017    10-Nov-05     (3) Approve the selling of shares issued and reserved
                                                                               and further assets.
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ABN Amro Holding NV             AABA NA          NL0000301109    24-Nov-05     (1) Approve the corporate governance in relation to
                                                                               the appointment of the new Managing Board members.
------------------------------------------------------------------------------------------------------------------------------------
ABN Amro Holding NV             AABA NA          NL0000301109    24-Nov-05     (2) Approve the nomination for the appointment of
                                                                               Huibert G. Boumeester to the Managing Board.
------------------------------------------------------------------------------------------------------------------------------------
ABN Amro Holding NV             AABA NA          NL0000301109    24-Nov-05     (3) Approve the nomination for the appointment of
                                                                               Pieter Piero S. Overmars to the Managing Board.
------------------------------------------------------------------------------------------------------------------------------------
ABN Amro Holding NV             AABA NA          NL0000301109    24-Nov-05     (4) Approve the nomination for the appointment of
                                                                               Ronald Ron Teerlink to the Managing Board.
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Sun Hung Kai Properties         SHKP             HK0016000132    8-Dec-05      (1) Receive and approve the report of the Directors
Ltd.                                                                           and the audited accounts for YE 6/30/05.
------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties         SHKP             HK0016000132    8-Dec-05      (2) Declare a final dividend.
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties         SHKP             HK0016000132    8-Dec-05      (3.1.a) Reelect Li Ka-Cheung, Eric as a Director.
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties         SHKP             HK0016000132    8-Dec-05      (3.1.b) Reelect Wong Yue-Chim, Richard as a Director.
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties         SHKP             HK0016000132    8-Dec-05      (3.1.c) Reelect Lee Shau-Kee as a Director.
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties         SHKP             HK0016000132    8-Dec-05      (3.1.d) Reelect Chan Kui-Yuen, Thomas as a Director.
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties         SHKP             HK0016000132    8-Dec-05      (3.1.e) Reelect Chan Kui-Ming as a Director.
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties         SHKP             HK0016000132    8-Dec-05      (3.1.f) Reelect Kwong Chun as a Director.
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties         SHKP             HK0016000132    8-Dec-05      (3.1.g) Reelect Wong Yick-Kam, Michael as a Director.
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties         SHKP             HK0016000132    8-Dec-05      (3.1.h) Reelect Wong Chik-Wing, Mike as a Director.
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties         SHKP             HK0016000132    8-Dec-05      (3.2) Approve to fix the Director's remuneration.
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties         SHKP             HK0016000132    8-Dec-05      (4) Reappoint the Auditors and authorize the Board to
Ltd.                                                                           fix their remuneration.
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                                                                               (5) Authorize the Directors to repurchase shares of
                                                                               the Company during the period, on The Stock Exchange
                                                                               of Hong Kong Ltd or any other stock exchange
Sun Hung Kai Properties         SHKP             HK0016000132    8-Dec-05      recognized for this purpose by the Securities and
Ltd.                                                                           Futures Commission of Hong Kong under the Hong Kong
                                                                               Code on share repurchases, not exceeding 10% of the
                                                                               aggregate nominal amount of the issued share capital
                                                                               of the Company.
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                                                                               (6) Authorize the Directors to allot, issue and deal
                                                                               with additional shares in the capital of the Company
                                                                               and make or grant offers, agreements and options,
                                                                               including warrants, during and after the relevant
                                                                               period, not exceeding 10% of the aggregate nominal
                                                                               amount of the issued share capital of the Company;
                                                                               plus b) the nominal amount of share capital
                                                                               repurchased by the Company up to 10% of the aggregate
                                                                               nominal amount of the share capital repurchased by
Sun Hung Kai Properties         SHKP             HK0016000132    8-Dec-05      the Company, otherwise than pursuant to i) a rights
Ltd.                                                                           issue; ii) any option scheme similar arrangement for
                                                                               the time being adopted for the grant or issue to
                                                                               officers and/or employee of the Company and/or any of
                                                                               its subsidiaries of shares or rights to acquire
                                                                               shares of the Company or iii) any scrip dividend or
                                                                               similar arrangement providing for the allotment of
                                                                               shares in lieu of in whole or part of a dividend on
                                                                               shares of the Company in accordance with the Articles
                                                                               of Assoc of the Company.
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                                                                               (7) Authorize the Directors to exercise the powers of
Sun Hung Kai Properties         SHKP             HK0016000132    8-Dec-05      the Company referred to in Resolution 6 in notice
Ltd.                                                                           convening this meeting in respect of the share
                                                                               capital of the Company.
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                                                                               (1) Approve the rules of the UNITE Group PLC Long
                                                                               Term Incentive Plan the LTIP in the form as
                                                                               specified, and approve and adopt the Directors of the
                                                                               Company to do all acts and things necessary and
                                                                               desirable to establish and carry the LTIP into effect
Unite Group PLC                 UTG              GB0006928617    8-Dec-05      including the establishment of 1 or more long term
                                                                               incentive plans which are based on the LTIP and are
                                                                               not materially different from but which are modified
                                                                               to take account of local tax, exchange control or
                                                                               Securities Laws in other territories.
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SES Global SA, Luxembourg       SESG             LU0088087324    8-Dec-05      (1) Approve the attendance list, quorum and adopt the
                                                                               agenda.
------------------------------------------------------------------------------------------------------------------------------------
SES Global SA, Luxembourg       SESG             LU0088087324    8-Dec-05      (2) Approve the nomination of a Secretary and 2
                                                                               Scrutineers.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (3) Approve to reduce the share capital of the
                                                                               Company through cancelation of own shares held by the
SES Global SA, Luxembourg       SESG             LU0088087324    8-Dec-05      Company and amend Article 4 of the Company's Articles
                                                                               of Incorporation.
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SES Global SA, Luxembourg       SESG             LU0088087324    8-Dec-05      (4) Approve the Company to acquire own FDRs and/or
                                                                               own A, B or C shares.
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SES Global SA, Luxembourg       SESG             LU0088087324    8-Dec-05      (5) Miscellaneous.
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Unicredito Italiano SPA         UC IM            IT0000064854    15-Dec-05     (1) Appoint the Directors, after having determined
                                                                               how many they are to be, for the 3 year term to 2008.
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                                                                               (2) Approve to determine the Board and the Executive
                                                                               Committee's salary for every future year in office as
Unicredito Italiano SPA         UC IM            IT0000064854    15-Dec-05     per Article 26 of by Bylaw, nevertheless for the
                                                                               internal Auditors and their President as per the
                                                                               Legislative Decree 231/01.
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                                                                               (3) Grant authority for the purchase and sale of own
Unicredito Italiano SPA         UC IM            IT0000064854    15-Dec-05     shares as per Article 2357- Ter of the Italian Civil
                                                                               Code.
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Songa Offshore ASA              SONG NO          NO0010268451    22-Dec-05     (1) Elect the Chairman of the meeting.
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Songa Offshore ASA              SONG NO          NO0010268451    22-Dec-05     (2) Approve the notice of the meeting and the agenda.
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA              SONG NO          NO0010268451    22-Dec-05     (3) Elect 1 person to co-sign the minutes.
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA              SONG NO          NO0010268451    22-Dec-05     (4) Elect the Auditor.
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA              SONG NO          NO0010268451    23-Jan-06     (1) Elect the Chairman of the meeting.
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA              SONG NO          NO0010268451    23-Jan-06     (2) Approve the notice and the agenda.
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA              SONG NO          NO0010268451    23-Jan-06     (3) Elect 1 person to co-sign the minutes.
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Songa Offshore ASA              SONG NO          NO0010268451    23-Jan-06     (4) Elect the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA              SONG NO          NO0010268451    23-Jan-06     (5) Amend the Company's Articles of Association.
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                                                                               (1) Approve the disposal of the entire issued share
                                                                               capital of Ladbrokes Group International Luxembourg
                                                                               S.A. and Ladbrokes Hotel USA Corporation and the
                                                                               transfer of the Associated as specified the Circular
                                                                               on the terms and subject to the conditions of a
                                                                               disposal agreement Dec 2005 between, interalia, i)
                                                                               the Company; and ii) HHC the Disposal Agreement as
                                                                               specified authorize the Independent Directors for the
Hilton Group PLC                HLTGY            GB0005002547    27-Jan-06     purposes of Chapter 10 of the Listing Rules of the
                                                                               Listing Authority and generally, as specified to
                                                                               conclude and implement the Disposal Agreement, in
                                                                               accordance with terms and conditions and to make such
                                                                               non-material modifications, variaces, waivers and
                                                                               extensions of any of the terms of the Disposal
                                                                               Agreement and any other documentation connected with
                                                                               such transaction and arrangements.
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                                                                               (S.2) Approve, subject to passing of Resolution 1 and
Hilton Group PLC                HLTGY            GB0005002547    27-Jan-06     completion of the Disposal Agreement, the name of the
                                                                               Company be changed to Ladbrokes plc.
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IAWS Group PLC                  IAWL             IE0004554287    30-Jan-06     (1) Approve the reports and accounts.
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                  IAWL             IE0004554287    30-Jan-06     (2) Approve the dividend on ordinary shares.
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                  IAWL             IE0004554287    30-Jan-06     (3.a) Reelect Beatrice Dardis.
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                  IAWL             IE0004554287    30-Jan-06     (3.b) Reelect Philip Lynch.
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                  IAWL             IE0004554287    30-Jan-06     (3.c) Reelect William G. Murphy.
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                  IAWL             IE0004554287    30-Jan-06     (3.d) Reelect Paul N. Wilkinson.
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                  IAWL             IE0004554287    30-Jan-06     (3.e) Reelect J. Brian Davy.
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                  IAWL             IE0004554287    30-Jan-06     (3.f) Reelect David Martin.
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                  IAWL             IE0004554287    30-Jan-06     (4) Authorize the Directors to fix the remuneration
                                                                               of the Auditors.
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                  IAWL             IE0004554287    30-Jan-06     (5) Amend the Articles of Association.
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                  IAWL             IE0004554287    30-Jan-06     (6) Authorize the Directors to allot relevant
                                                                               securities.
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                  IAWL             IE0004554287    30-Jan-06     (7) Authorize the Directors to allot equity
                                                                               securities for cash.
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                  IAWL             IE0004554287    30-Jan-06     (8) Grant authority to make market purchases for own
                                                                               shares.
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                  IAWL             IE0004554287    30-Jan-06     (9) Grant authority to fix reissue price of treasury
                                                                               shares.
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Cargotec OYJ                    B09M9L0          FI0009013429    28-Feb-06     (1.1) Adopt the accounts.
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Cargotec OYJ                    B09M9L0          FI0009013429    28-Feb-06     (1.2) Approve the action on profit or loss and to pay
                                                                               dividend of EUR 0.65 per share.
------------------------------------------------------------------------------------------------------------------------------------
Cargotec OYJ                    B09M9L0          FI0009013429    28-Feb-06     (1.3) Grant discharge from liability.
------------------------------------------------------------------------------------------------------------------------------------
Cargotec OYJ                    B09M9L0          FI0009013429    28-Feb-06     (1.4) Approve the remuneration of the Board Members.
------------------------------------------------------------------------------------------------------------------------------------
Cargotec OYJ                    B09M9L0          FI0009013429    28-Feb-06     (1.5) Approve the remuneration of the Auditors.
------------------------------------------------------------------------------------------------------------------------------------
Cargotec OYJ                    B09M9L0          FI0009013429    28-Feb-06     (1.6) Approve the composition of the Board.
------------------------------------------------------------------------------------------------------------------------------------
Cargotec OYJ                    B09M9L0          FI0009013429    28-Feb-06     (1.7) Elect the Auditors.
------------------------------------------------------------------------------------------------------------------------------------
Cargotec OYJ                    B09M9L0          FI0009013429    28-Feb-06     (2) Authorize the Board to repurchase Cargotec's own
                                                                               shares with assets distributable profit.
------------------------------------------------------------------------------------------------------------------------------------
Cargotec OYJ                    B09M9L0          FI0009013429    28-Feb-06     (3) Authorize the Board to decide to distribute any
                                                                               shares repurchased by Cargotec.
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Investor AB                     INVE-A           SE0000107419    21-Mar-06     (1) Elect Jacob Wallenberg as the Chairman of the
                                                                               meeting.
------------------------------------------------------------------------------------------------------------------------------------
Investor AB                     INVE-A           SE0000107419    21-Mar-06     (2) Approve the drawing up and the voting list.
------------------------------------------------------------------------------------------------------------------------------------
Investor AB                     INVE-A           SE0000107419    21-Mar-06     (3) Approve the agenda.
------------------------------------------------------------------------------------------------------------------------------------
Investor AB                     INVE-A           SE0000107419    21-Mar-06     (4) Elect 2 persons to attest the accuracy of the
                                                                               minutes.
------------------------------------------------------------------------------------------------------------------------------------
Investor AB                     INVE-A           SE0000107419    21-Mar-06     (5) Approve whether proper notice of the meeting has
                                                                               been made.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (6) Approve the annual report and the Auditors'
                                                                               report, as well as of the consolidated financial
Investor AB                     INVE-A           SE0000107419    21-Mar-06     statements and the Auditors' report for the Investor
                                                                               Group.
------------------------------------------------------------------------------------------------------------------------------------
Investor AB                     INVE-A           SE0000107419    21-Mar-06     (7) Approve the President's address.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (8) Approve the report on the work of the Board of
Investor AB                     INVE-A           SE0000107419    21-Mar-06     Directors, the Compensation Committee, the Audit
                                                                               Committee and the Finance and Risk Committee.
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                                                                               (9) Adopt the income statement and the balance sheet,
Investor AB                     INVE-A           SE0000107419    21-Mar-06     as well as of the consolidated income and balance
                                                                               sheet for the Investor Group.
------------------------------------------------------------------------------------------------------------------------------------
Investor AB                     INVE-A           SE0000107419    21-Mar-06     (10) Grant discharge from liability to the Members of
                                                                               the Board of Directors and the President.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (11) Approve that the ordinary dividend paid to the
Investor AB                     INVE-A           SE0000107419    21-Mar-06     shareholders of SEK 3.50 per share and 24 MAR 2006
                                                                               shall be the record date for receipt of dividend.
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Investor AB                     INVE-A           SE0000107419    21-Mar-06     (12) Appoint 10 Members of the Board of Directors and
                                                                               no Deputy Members of the Board shall be appointed.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (13) Approve that the total compensation of the Board
                                                                               of SEK 6,937,500 to be divided as follows: SEK
                                                                               1,875,000 to the Chairman of the Board; SEK 500,000
Investor AB                     INVE-A           SE0000107419    21-Mar-06     to other Members of the Board not employed in the
                                                                               Company and a total of SEK 1,062,500 for work in the
                                                                               Committees of the Board.
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                                                                               (14) Reelect Sune Carlsson, Sirkka Hamalainen, Ulla
                                                                               Litzen, Hakan Mogren, Anders Scharp, O. Griffith
Investor AB                     INVE-A           SE0000107419    21-Mar-06     Sexton, Bjorn Svedberg, Jacob Wallenberg and Marcus
                                                                               Wallenberg as the Members of the Board.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (15) Amend the Articles 4, 5, 5(6), 7(8), 9(10), 9
Investor AB                     INVE-A           SE0000107419    21-Mar-06     item 12, 12(13), 13(14), 14 and 15(15) of Association
                                                                               as specified.
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                                                                               (16) Approve the principles for compensation and
                                                                               other terms of employment for Management and
Investor AB                     INVE-A           SE0000107419    21-Mar-06     long-term Incentive program for Management and other
                                                                               employees as specified.
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                                                                               (17) Authorize the Board, during the period until the
                                                                               next AGM, to decide on (i) purchase of the Company's
                                                                               shares on Stockhomsborsen and purchase according to
                                                                               purchase offerings to shareholders respectively; (ii)
                                                                               transfer of the Company's shares Stockholmsborsen,
                                                                               or, in a manner other than on Stockholmsborsen
Investor AB                     INVE-A           SE0000107419    21-Mar-06     including the right to decide on waiver of the
                                                                               shareholders' preferential rights and that payment
                                                                               may be effected other than in cash; Repurchase may
                                                                               take place so that the Company's holding amounts to a
                                                                               maximum of 1/10 of all the shares in the Company,
                                                                               such repurchase option will give the Board wider
                                                                               freedom of action in the work with the Company's
                                                                               capital structure.
------------------------------------------------------------------------------------------------------------------------------------
Investor AB                     INVE-A           SE0000107419    21-Mar-06     (18) Approve the sale of shares in Novare Human
                                                                               Capital to employees as specified.
------------------------------------------------------------------------------------------------------------------------------------
Investor AB                     INVE-A           SE0000107419    21-Mar-06     (19) Approve the Nomination Committee.
------------------------------------------------------------------------------------------------------------------------------------
Investor AB                     INVE-A           SE0000107419    21-Mar-06     (20) Conclusion of the meeting.
------------------------------------------------------------------------------------------------------------------------------------
Neste Oil                       OYJ              FI0009013296    22-Mar-06     (1.1) Adopt the accounts.
------------------------------------------------------------------------------------------------------------------------------------
Neste Oil                       OYJ              FI0009013296    22-Mar-06     (1.2) Approve the action on profit or loss and to pay
                                                                               the dividend of EUR 0.80 per share.
------------------------------------------------------------------------------------------------------------------------------------
Neste Oil                       OYJ              FI0009013296    22-Mar-06     (1.3) Grant discharge from liability.
------------------------------------------------------------------------------------------------------------------------------------
Neste Oil                       OYJ              FI0009013296    22-Mar-06     (1.4) Approve the remuneration of the Board Members.
------------------------------------------------------------------------------------------------------------------------------------
Neste Oil                       OYJ              FI0009013296    22-Mar-06     (1.5) Approve the remuneration of the Auditors.
------------------------------------------------------------------------------------------------------------------------------------
Neste Oil                       OYJ              FI0009013296    22-Mar-06     (1.6) Approve the composition of the Board.
------------------------------------------------------------------------------------------------------------------------------------
Neste Oil                       OYJ              FI0009013296    22-Mar-06     (1.7) Elect the Auditors.
------------------------------------------------------------------------------------------------------------------------------------
Neste Oil                       OYJ              FI0009013296    22-Mar-06     (2) Appoint the Nomination Committee proposed by the
                                                                               Finish State.
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Siam Cement Public Co. Ltd.     SCC              TH0003010Z12    22-Mar-06     (1) Approve the minutes of 12th shareholders' AGM
                                                                               held on 23 MAR 2005.
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Siam Cement Public Co. Ltd.     SCC              TH0003010Z12    22-Mar-06     (2) Acknowledge the Company's annual report for the
                                                                               year 2005.
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Siam Cement Public Co. Ltd.     SCC              TH0003010Z12    22-Mar-06     (3) Adopt the balance sheet and profit and loss
                                                                               statements for the YE 31 DEC 2005.
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Siam Cement Public Co. Ltd.     SCC              TH0003010Z12    22-Mar-06     (4) Approve the allocation of profit for the year
                                                                               2005 for distribution of dividend to shareholders at
                                                                               THB 15 per share.
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Siam Cement Public Co. Ltd.     SCC              TH0003010Z12    22-Mar-06     (5) Elect the Directors in replacement of those who
                                                                               retire by rotation.
------------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.     SCC              TH0003010Z12    22-Mar-06     (6) Appoint the Auditor and approve the Auditor fee
                                                                               for the year 2006 proposed by the Audit Committee.
------------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.     SCC              TH0003010Z12    22-Mar-06     (7) Approve the remuneration for sub-committees.
------------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.     SCC              TH0003010Z12    22-Mar-06     (8) Aknowledge the remuneration of the Board of
                                                                               Directors.
------------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.     SCC              TH0003010Z12    22-Mar-06     (9) Other business.
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Acta Holding                    ACTA.OL          N00003108102    24-Mar-06     (1) Opening of the general meeting by the Chairman of
                                                                               Acta Holding ASA, Alfred Ydsteboe.
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Acta Holding                    ACTA.OL          N00003108102    24-Mar-06     (2) Elect the Chairman of the meeting.
------------------------------------------------------------------------------------------------------------------------------------
Acta Holding                    ACTA.OL          N00003108102    24-Mar-06     (3) Approve the notice and agenda.
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Acta Holding                    ACTA.OL          N00003108102    24-Mar-06     (4) Elect the person to sign the protocol with the
                                                                               Chairman of the meeting.
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                                                                               (5) Approve the Board of Directors proposed financial
                                                                               statement and Board of Directors report for Acta
Acta Holding                    ACTA.OL          N00003108102    24-Mar-06     Holding ASA and the Acta Group for 2005 including the
                                                                               distribution of dividend.
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Acta Holding                    ACTA.OL          N00003108102    24-Mar-06     (6) Approve the Board of Directors remuneration.
------------------------------------------------------------------------------------------------------------------------------------
Acta Holding                    ACTA.OL          N00003108102    24-Mar-06     (7) Approve the Auditor's remuneration.
------------------------------------------------------------------------------------------------------------------------------------
Acta Holding                    ACTA.OL          N00003108102    24-Mar-06     (8) Elect the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
Acta Holding                    ACTA.OL          N00003108102    24-Mar-06     (9) Authorize the Board to increase the share
                                                                               capital.
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                                                                               (1) Approve the 7th financial statement, balance
                                                                               sheet, income statement and statement of
NHN Corporation                 035420           KR7035420009    29-Mar-06     appropriation of unappropriated retained earnings for
                                                                               FY 2005.
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NHN Corporation                 035420           KR7035420009    29-Mar-06     (2) Amend the Articles of Incorporation.
------------------------------------------------------------------------------------------------------------------------------------
NHN Corporation                 035420           KR7035420009    29-Mar-06     (3) Elect the Directors.
------------------------------------------------------------------------------------------------------------------------------------
NHN Corporation                 035420           KR7035420009    29-Mar-06     (4) Elect the External Director who will be Member of
                                                                               Audit Committee.
------------------------------------------------------------------------------------------------------------------------------------
NHN Corporation                 035420           KR7035420009    29-Mar-06     (5) Approve the remuneration limit for the Directors.
------------------------------------------------------------------------------------------------------------------------------------
NHN Corporation                 035420           KR7035420009    29-Mar-06     (6) Approve the endowment of stock purchase options
                                                                               for staff.
------------------------------------------------------------------------------------------------------------------------------------
NHN Corporation                 035420           KR7035420009    29-Mar-06     (7) Approve the change of exercise method of stock
                                                                               option that have already been provided.
------------------------------------------------------------------------------------------------------------------------------------
Finansbank A S                  FINBN            TRAFINBN91N3    31-Mar-06     (1) Elect the Chairmanship.
------------------------------------------------------------------------------------------------------------------------------------
Finansbank A S                  FINBN            TRAFINBN91N3    31-Mar-06     (2) Authorize the Chairmanship in order to sign the
                                                                               minutes of the assembly.
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                                                                               (3) Receive and ratify the Board of Directors'
                                                                               activity report, the Auditors' report, balance sheet
Finansbank A S                  FINBN            TRAFINBN91N3    31-Mar-06     and profit & loss statement of year 2005; grant
                                                                               discharge to the Board Members and the Auditors.
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                                                                               (4) Approve to take a decision on the profit accrued
Finansbank A S                  FINBN            TRAFINBN91N3    31-Mar-06     in accordance with the balance sheet of year 2005 and
                                                                               previous year's extraordinary cash reserves.
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                                                                               (5) Approve to decide on the increase of ceiling of
                                                                               registered capital from TRY 1,000,000,000 to TRY
                                                                               3,000,000,000 with the condition of taking permission
Finansbank A S                  FINBN            TRAFINBN91N3    31-Mar-06     from Capital Market Board and Ministry of Industry
                                                                               and Trade and amend the Articles 5, 7, 18 and
                                                                               following of the Articles of Association.
------------------------------------------------------------------------------------------------------------------------------------
Finansbank A S                  FINBN            TRAFINBN91N3    31-Mar-06     (6) Elect the Auditors and determine his/her term in
                                                                               office.
------------------------------------------------------------------------------------------------------------------------------------
Finansbank A S                  FINBN            TRAFINBN91N3    31-Mar-06     (7) Approve to determine the remuneration of Board of
                                                                               Directors and the Auditors.
------------------------------------------------------------------------------------------------------------------------------------
Finansbank A S                  FINBN            TRAFINBN91N3    31-Mar-06     (8) Elect and ratify the Independent Auditing
                                                                               Company.
------------------------------------------------------------------------------------------------------------------------------------
Finansbank A S                  FINBN            TRAFINBN91N3    31-Mar-06     (9) Approve to inform about the donations given
                                                                               across the year 2005.
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                                                                               (10) Grant permission to the Members of the Board of
                                                                               Directors to participate in the activities indicated
Finansbank A S                  FINBN            TRAFINBN91N3    31-Mar-06     in the Articles 334 and 335 of the Turkish Trade
                                                                               Code.
------------------------------------------------------------------------------------------------------------------------------------
Finansbank A S                  FINBN            TRAFINBN91N3    31-Mar-06     (11) Wishes and request.s
------------------------------------------------------------------------------------------------------------------------------------
Sampo PLC                       SAMAS            FI0009003305    5-Apr-06      (1.1) Adopt the accounts.
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Sampo PLC                       SAMAS            FI0009003305    5-Apr-06      (1.2) Approve the action on profit or loss; to pay
                                                                               the dividend of EUR 0.60 per share.
------------------------------------------------------------------------------------------------------------------------------------
Sampo PLC                       SAMAS            FI0009003305    5-Apr-06      (1.3) Grant discharge from liability.
------------------------------------------------------------------------------------------------------------------------------------
Sampo PLC                       SAMAS            FI0009003305    5-Apr-06      (1.4) Approve the remuneration of the Board Members.
------------------------------------------------------------------------------------------------------------------------------------
Sampo PLC                       SAMAS            FI0009003305    5-Apr-06      (1.5) Approve the remuneration of the Auditors.
------------------------------------------------------------------------------------------------------------------------------------
Sampo PLC                       SAMAS            FI0009003305    5-Apr-06      (1.6) Approve the composition of the Board.
------------------------------------------------------------------------------------------------------------------------------------
Sampo PLC                       SAMAS            FI0009003305    5-Apr-06      (1.7) Elect the Auditors.
------------------------------------------------------------------------------------------------------------------------------------
Sampo PLC                       SAMAS            FI0009003305    5-Apr-06      (2) Approve to decrease the share capital by
                                                                               canceling the Sampo A shares owned by the Company.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (3) Approve the long-term share-based incentive
Sampo PLC                       SAMAS            FI0009003305    5-Apr-06      Scheme, Sampo 2006, for the key Management Personnel
                                                                               of Sampo Group.
------------------------------------------------------------------------------------------------------------------------------------
Sampo PLC                       SAMAS            FI0009003305    5-Apr-06      (4) Authorize the Board of Directors to decide on
                                                                               acquiring the Company's own shares.
------------------------------------------------------------------------------------------------------------------------------------
Sika AG, BAAR                   SIK              CH0000587979    6-Apr-06      (1) Approve the annual report, the annual accounts
                                                                               and the consolidated accounts 2005.
------------------------------------------------------------------------------------------------------------------------------------
Sika AG, BAAR                   SIK              CH0000587979    6-Apr-06      (2) Approve the appropriation of the net profit.
------------------------------------------------------------------------------------------------------------------------------------
Sika AG, BAAR                   SIK              CH0000587979    6-Apr-06      (3) Approve the reduction of share capital due to
                                                                               repayment of par value of shares.
------------------------------------------------------------------------------------------------------------------------------------
Sika AG, BAAR                   SIK              CH0000587979    6-Apr-06      (4) Approve the further changes of the Articles of
                                                                               Association.
------------------------------------------------------------------------------------------------------------------------------------
Sika AG, BAAR                   SIK              CH0000587979    6-Apr-06      (5) Grant discharge to the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
Sika AG, BAAR                   SIK              CH0000587979    6-Apr-06      (6.1) Reelect the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
Sika AG, BAAR                   SIK              CH0000587979    6-Apr-06      (6.2) Elect the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
Sika AG, BAAR                   SIK              CH0000587979    6-Apr-06      (6.3) Elect the Auditors and the Group Auditors.
------------------------------------------------------------------------------------------------------------------------------------
Sika AG, BAAR                   SIK              CH0000587979    6-Apr-06      (7) Miscellaneous.
------------------------------------------------------------------------------------------------------------------------------------
Kasikornbank Public             TFB              TH0016010017    7-Apr-06      (1) Adopt the minutes of the AGM of the shareholders
Company Limited                                                                No. 93.
------------------------------------------------------------------------------------------------------------------------------------
Kasikornbank Public             TFB              TH0016010017    7-Apr-06      (2) Acknowledge the Board of Directors' report on
Company Limited                                                                year 2005 operations.
------------------------------------------------------------------------------------------------------------------------------------
Kasikornbank Public             TFB              TH0016010017    7-Apr-06      (3) Approve the balance sheet and the statement of
Company Limited                                                                the income for the YE 31 DEC 2005.
------------------------------------------------------------------------------------------------------------------------------------
Kasikornbank Public             TFB              TH0016010017    7-Apr-06      (4) Approve the appropriation of profit from the year
Company Limited                                                                2005 operating results and the dividend payment.
------------------------------------------------------------------------------------------------------------------------------------
Kasikornbank Public             TFB              TH0016010017    7-Apr-06      (5) Approve the remuneration for the Directors.
Company Limited
------------------------------------------------------------------------------------------------------------------------------------
Kasikornbank Public             TFB              TH0016010017    7-Apr-06      (6) Elect the Directors.
Company Limited
------------------------------------------------------------------------------------------------------------------------------------
Kasikornbank Public             TFB              TH0016010017    7-Apr-06      (7) Appoint the Auditors and approve to fix the
Company Limited                                                                remuneration of the Auditors.
------------------------------------------------------------------------------------------------------------------------------------
Kasikornbank Public             TFB              TH0016010017    7-Apr-06      (8) Transact any other business.
Company Limited
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     (1) Elect Advokat Claes Beyer as the Chairman of the
                                                                               Meeting.
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     (2) Approve the voting list.
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     (3) Approve the agenda for the meeting.
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     (4) Determine whether the meeting has been properly
                                                                               announced.
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     (5) Elect 2 persons to approve the minutes.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (6.a) Receive the annual report, the Auditors'
                                                                               report, the consolidated accounts, the consolidated
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     Auditors' report on the consolidated accounts and the
                                                                               Auditors' presentation of the Audit work during 2005.
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     (6.b) Approve the work performed by the Board of
                                                                               Directors and it's Committees during the past year.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (6.c) Acknowledge the President's speech and the
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     possible questions by the shareholders to the Board
                                                                               of Directors.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (7.a) Adopt the profit and loss statement and the
                                                                               balance sheet, the consolidated profit and loss
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     statement and the consolidated balance sheet of the
                                                                               Group.
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     (7.b) Grant discharge to the Members of the Board of
                                                                               Directors and the President from liability.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (7.c) Approve the appropriate the profit in
                                                                               accordance with the approved balance sheet and
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     declare a dividend of SEK 0.45 per share, payable on
                                                                               13 APR 2006 Record Date.
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     (8.a) Approve to fix the number of the Members of the
                                                                               Board of Directors at 10.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (8.b) Approve that the fees of the non-employed Board
                                                                               Members and non-employed Members of the Committees of
                                                                               the Board of Directors elected by the meeting be as
                                                                               follows: the Chairman of Board of Directors be paid
                                                                               SEK 3,750,000; the other Board Members be paid SEK
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     750,000 each; the Chairman of the Audit Committee be
                                                                               paid SEK 350,000; the other Members of the Audit
                                                                               Committee be paid SEK 250,000 each; and the Chairman
                                                                               and the other Members of the Finance and Remuneration
                                                                               Committee be paid SEK 125,000.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (8.c) Reelect Michael Treschow as the Chairman of the
                                                                               Board of Directors; reelect Marcus Wallenberg and
                                                                               elect Sverker Martin-Lof as the Deputy Chairman;
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     reelect Sir Peter L. Bonfield, Ulf J. Johansson,
                                                                               Nancy McKinstry and Carl-Henric Svanberg as Board
                                                                               Members, and elect Borje Ekholm, Katherine Hudson and
                                                                               Anders Nyren as Board Members.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (8.d) Approve the procedure for appointing the
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     Members of the Nomination Committee and to determine
                                                                               the assignment of the Committee as prescribed.
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     (8.e) Approve that no remuneration be paid to the
                                                                               Member of the Nomination Committee.
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     (8.f) Approve the fee payable to the Auditors.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (9) Amend Articles 2, 5, 6, 7, 8, 9, 10 Section 1, 10
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     Section 2 and 13 of the Articles of Association as
                                                                               prescribed.
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     (10) Approve the principles for the remuneration and
                                                                               other employment terms for the top executives.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (11.a) Approve the Long Term Incentive Plan 2006
                                                                               which includes 38,400,000 shares of the Series B and
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     comprising three parts: i) Stock Purchase Plan, ii)
                                                                               the Key Contributor Program and iii) the Performance
                                                                               Matching Program as prescribed.
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     (11.b) Approve the transfer of own shares as
                                                                               prescribed.
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                                                                               (12) Approve to transfer own shares of Global Stock
                                                                               Incentive Program 2001, a maximum of 31,000,000
                                                                               shares of Series B; the Stock Purchase Plan, 2003, a
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     maximum of 26,000,000 shares of Series B; the Long
                                                                               term Incentive Plan 2004, a maximum of 4,900,000
                                                                               shares of Series B; and the Long term Incentive Plan
                                                                               2005, a maximum of 7,800,000 shares of Series B.
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                                                                               (13) Please note that this resolution is a
                                                                               shareholder proposal: Approve Einar Hellbom's
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     proposal to analyze appropriate means to abolish the
                                                                               Class A shares and to present a proposal to that
                                                                               effect at AGM of 2007.
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson        ERICY            SE0000108656    10-Apr-06     (14) Closing of the meeting.
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PTT Pub Co. Ltd.                PUTRF.PK         TH0646010015    11-Apr-06     (1) Approve the minutes of EGM of shareholder No.
                                                                               1/2005 held on 10 AUG 2005.
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                                                                               (2) Approve the PTT's 2005 operating results and the
PTT Pub Co. Ltd.                PUTRF.PK         TH0646010015    11-Apr-06     audited balance sheet and the income statements for
                                                                               the YE 31 DEC 2005.
------------------------------------------------------------------------------------------------------------------------------------
PTT Pub Co. Ltd.                PUTRF.PK         TH0646010015    11-Apr-06     (3) Approve the annual net profit allocation for the
                                                                               year 2005 and dividend payment.
------------------------------------------------------------------------------------------------------------------------------------
PTT Pub Co. Ltd.                PUTRF.PK         TH0646010015    11-Apr-06     (4) Approve the election of the Directors in
                                                                               replacement of those who are due to retire by
                                                                               rotation.
------------------------------------------------------------------------------------------------------------------------------------
PTT Pub Co. Ltd.                PUTRF.PK         TH0646010015    11-Apr-06     (5) Approve to determine the remuneration for PTT's
                                                                               Board of Directors for the year 2006.
------------------------------------------------------------------------------------------------------------------------------------
PTT Pub Co. Ltd.                PUTRF.PK         TH0646010015    11-Apr-06     (6) Appoint the Auditor and approve to determine its
                                                                               remuneration for the year 2006.
------------------------------------------------------------------------------------------------------------------------------------
PTT Pub Co. Ltd.                PUTRF.PK         TH0646010015    11-Apr-06     (7) Approve the 5 year Financing Plan of PTT
                                                                               2006-1010.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (8) Approve to issue of 20,000,000 warrants to the
                                                                               President, the Executives, the employees of PTT and
PTT Pub Co. Ltd.                PUTRF.PK         TH0646010015    11-Apr-06     employees of PTT's affiliated Companies who hold any
                                                                               permanent office in PTT under the ESOP Scheme PTT-
                                                                               W2.
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                                                                               (9) Approve the increase of registered capital of
                                                                               20,000,000 shares and amend the Clause 4 of PTT's
PTT Pub Co. Ltd.                PUTRF.PK         TH0646010015    11-Apr-06     Memorandum of Association so as to reflect the
                                                                               increase of registered capital.
------------------------------------------------------------------------------------------------------------------------------------
PTT Pub Co. Ltd.                PUTRF.PK         TH0646010015    11-Apr-06     (10) Approve the allocation of PTT's new ordinary
                                                                               shares.
------------------------------------------------------------------------------------------------------------------------------------
PTT Pub Co. Ltd.                PUTRF.PK         TH0646010015    11-Apr-06     (11) Other business if any.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (1) To vote in the upcoming meeting, your name must
                                                                               be notified to the Company registrar as beneficial
                                                                               owner before the record date. Please advise us now if
Sulzer AG, Winterthur           SULZF.PK         CH0002376454    12-Apr-06     you intend to vote. Note that the Company registrar
                                                                               has discretion over granting voting rights. Once the
                                                                               agenda is available, a second notification will be
                                                                               issued requesting your voting instructions.
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Syngenta AG                     SYT              CH0011037469    19-Apr-06     (1) Amend the Articles of Incorporation.
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                                                                               (2) Approve the annual report, the annual financial
Syngenta AG                     SYT              CH0011037469    19-Apr-06     statement and the Group consolidated financial
                                                                               statements for the year 2005.
------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                     SYT              CH0011037469    19-Apr-06     (3) Grant discharge to the Members of the Board of
                                                                               Directors and the Executive Committee.
------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                     SYT              CH0011037469    19-Apr-06     (4) Approve the appropriation of the balance sheet
                                                                               profit 2005.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (5) Approve to reduce the share capital by the
Syngenta AG                     SYT              CH0011037469    19-Apr-06     cancelation of shares repurchased on the second
                                                                               trading line.
------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                     SYT              CH0011037469    19-Apr-06     (6) Approve the reduction of share capital by
                                                                               repayment of nominal value of shares.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (7) Amend the Articles of Incorporation concerning
Syngenta AG                     SYT              CH0011037469    19-Apr-06     requests to include items in the agenda of general
                                                                               meeting of shareholders.
------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                     SYT              CH0011037469    19-Apr-06     (8) Approve a Share Repurchase Program.
------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                     SYT              CH0011037469    19-Apr-06     (9.1) Reelect Peggy Bruzelius as a Director.
------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                     SYT              CH0011037469    19-Apr-06     (9.2) Reelect Peter Doyle as a Director.
------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                     SYT              CH0011037469    19-Apr-06     (9.3) Reelect Pierre Landolt as a Director.
------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                     SYT              CH0011037469    19-Apr-06     (9.4) Elect Juerg Witmer as a Director.
------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                     SYT              CH0011037469    19-Apr-06     (10) Elect the Auditors and the Group Auditors.
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                                                                               (1) To vote in the upcoming meeting, your name must
                                                                               be notified to the company Registrar as Beneficial
                                                                               Owner before the record date. Please advise us now if
Zurich Financial Services,                                                     you intend to vote. Note that the company registrar
Zuerich                         ZURN             CH0011075394    20-Apr-06     has discretion over granting voting rights. Once the
                                                                               agenda is available, a second notificiation will be
                                                                               issued requesting your voting instructions.
------------------------------------------------------------------------------------------------------------------------------------
Chocoladefabriken Lindt &                                                      (1) To vote in the upcoming meeting, your name must
Spruengli AG, Kilchberg         LISP             CH0010570759    20-Apr-06     be notified to the Company registrar as beneficial
                                                                               owner before the record date. Please advise us now if
                                                                               you intend to vote. Note that the Company registrar
                                                                               has discretion over granting voting rights. Once the
                                                                               agenda is available, a second notification will be
                                                                               issued requesting your voting instructions.
------------------------------------------------------------------------------------------------------------------------------------
Banche Popolari Unite Scarl     BPU              IT0003487029    21-Apr-06     (1) Appoint the Directors.
------------------------------------------------------------------------------------------------------------------------------------
Banche Popolari Unite Scarl     BPU              IT0003487029    21-Apr-06     (2) Appoint the Internal Auditors after stating their
                                                                               salary and the attendance medals.
------------------------------------------------------------------------------------------------------------------------------------
Banche Popolari Unite Scarl     BPU              IT0003487029    21-Apr-06     (3) Appoint the Board of Arbitrators.
------------------------------------------------------------------------------------------------------------------------------------
Banche Popolari Unite Scarl     BPU              IT0003487029    21-Apr-06     (4) Approve the Board of Directors' and Internal
                                                                               Auditors' report for the FYE 31 DEC 2005; the balance
                                                                               sheet report and resolutions related thereto.
------------------------------------------------------------------------------------------------------------------------------------
Banche Popolari Unite Scarl     BPU              IT0003487029    21-Apr-06     (5) Approve the renewal of the Board of Directors
                                                                               authorization about own shares.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (6) Approve the extension of Auditors assignment for
                                                                               the balance sheet and the bi-yearly audit reports,
Banche Popolari Unite Scarl     BPU              IT0003487029    21-Apr-06     also consolidated, of Banche Poplari Unite SCPA for
                                                                               the 2006-2008 period.
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Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     (1) Elect Michael Treschow as the Chairman of the
                                                                               general meeting.
------------------------------------------------------------------------------------------------------------------------------------
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     (2) Approve the voting list.
------------------------------------------------------------------------------------------------------------------------------------
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     (3) Approve the agenda.
------------------------------------------------------------------------------------------------------------------------------------
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     (4) Elect 2 minute-checkers.
------------------------------------------------------------------------------------------------------------------------------------
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     (5) Approve to determine whether the meeting has been
                                                                               properly convened.
------------------------------------------------------------------------------------------------------------------------------------
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     (6) Approve the annual report and the audit report as
                                                                               well as the consolidated accounts as well as the
                                                                               audit report of the Group.
------------------------------------------------------------------------------------------------------------------------------------
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     (7) Approve the speech by the President, Hans
                                                                               Straberg.
------------------------------------------------------------------------------------------------------------------------------------
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     (8) Approve the activities of the Board of Directors
                                                                               and its Committees during the past year and the
                                                                               Auditor's presentation of the audit work during 2005.
------------------------------------------------------------------------------------------------------------------------------------
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     (9) Adopt the profit and loss statement and the
                                                                               balance sheet as well as the consolidated profit and
                                                                               loss statement and the consolidated balance sheet.
------------------------------------------------------------------------------------------------------------------------------------
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     (10) Grant discharge from liability to the Members of
                                                                               the Board of Directors and the President.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (11) Approve the Board of Directors to propose a cash
                                                                               dividend for the FY 2005 of SEK 7.50 per share and
                                                                               Thursday, 27 APR 2006 as record date for the cash
                                                                               dividend; that all shares in the wholly owned
                                                                               subsidiary Husqvarna AB be distrubted, and that each
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     share in AB Electrolux entitles the owner to one
                                                                               share in Husqvarna AB; owners of series A shares in
                                                                               AB Electrolux will receive series A shares in
                                                                               Husqvarna AB; and owners of series B shares in AB
                                                                               Electrolux will receive series B shares in Husqvarna
                                                                               AB; and authorize the Board of Directors to establish
                                                                               the record date for entitlement to receive dividend.
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                                                                               (12) Elect the number of Directors at 7 and no Deputy
                                                                               Directors; the Nomination Committee has informed the
                                                                               Company that the proposal for Board of Directors may
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     be increased by one more Director; if so, the
                                                                               proposal will be announced before the general
                                                                               meeting.
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                                                                               (13) Approve the Directors' fees totaling SEK
                                                                               4,275,000 to be allocated as follows: SEK 1,500,000
                                                                               to the Chairman of the Board of Directors, SEK
                                                                               500,000 to the Deputy Chairman of the Board of
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     Directors, SEK 437,500 to any other Director
                                                                               appointed by the general meeting but not employed by
                                                                               the Company, and SEK 525,000 as fees for Members of
                                                                               the Committees of the Board of Directors and the
                                                                               Auditor's fee to be paid on approved account.
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Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     (14) Reelect Michael Treschow, Peggy Bruzelius, Hans
                                                                               Straberg, Louis R. Hughes, Barbara Milian
                                                                               Thoralfsson, Caroline Sundewall and Marcus Wallenberg
                                                                               as the Directors and Michael Treschow is elected as
                                                                               the Chairman of the Board.
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Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     (15) Reelect PriceWaterhouseCoopers as the Auditors
                                                                               for the period until the AGM in 2010.
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                                                                               (16) Approve that the Company should have a
                                                                               Nomination Committee (NC) consisting of 1
                                                                               representative of each of the 4 largest shareholders
                                                                               in the Company with regard to the number of votes
                                                                               held, together with the Chairman of the Board of
                                                                               Directors, the names of the 4 representatives and the
                                                                               names of the shareholders they represent shall be
                                                                               announced 6 months before the AGM 2007 and shall be
                                                                               based on the known number of votes immediately prior
                                                                               to the announcement, and the term of office for the
                                                                               NC shall be for the period until a new NC has been
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     appointed, unless the Members of the NC agree
                                                                               otherwise, the Chairman of the NC shall be the Member
                                                                               that represents the largest shareholder with regard
                                                                               to the number of votes held; that if, during the term
                                                                               of office of the NC, 1 or more of the sharedholders
                                                                               having appointed a rep to the NC no longer is among
                                                                               the 4 largest shareholders with regard to the number
                                                                               of votes held, rep appointed by these shareholders
                                                                               shall resign and the shareholder(s) who then are
                                                                               among the 4 largest with regard to the number of
                                                                               votes held, may appoint their reps, if there are only
                                                                               marginal changes in the
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                                                                               (16 continued) number of votes held or if the change
                                                                               occurs later than 2 months before the AGM, no changes
                                                                               shall be made in the composition of the NC unless
                                                                               there are special circumstances, a shareholder who
                                                                               has appointed a rep as Member of the NC has the right
                                                                               to dismiss such Member and appoint a new rep as
                                                                               Member of the NC and changes in the composition of
                                                                               the NC shall be announced as soon as they have
                                                                               occurred; that the NC shall prepare the below
                                                                               proposals to be submitted to the AGM 2007 for
                                                                               Resolution: a) proposal regarding the Chairman of the
                                                                               general meeting, b) proposal regarding Members of the
                                                                               Board of Directors, c) proposal regarding the
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     Chairman of the Board of Directors, d) proposal
                                                                               regarding the Directors' fees, stating the
                                                                               distribution between the Chairman on the one hand and
                                                                               other Members of the Board of Directors on the other
                                                                               hand, as well as remuneration for NC work, e)
                                                                               proposal regarding the Auditor's fees, and, f)
                                                                               proposal regarding the NC for the AGM of 2008; and
                                                                               that the NC, when performing its duties, shall
                                                                               fulfill the tasks that rest upon the NC under the
                                                                               Swedish Code on Corporate Governance
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                                                                               (16 continued) including, i.e., to provide the
                                                                               Company with certain information in order to enable
                                                                               the Company to fulfill its information obligation
                                                                               under the Code and to, upon request of the NC,
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     provide personnel resources such as secretary
                                                                               function for the NC to facilitate the work of the NC,
                                                                               if needed, the Company shall also be able to pay
                                                                               reasonable costs for the external consultants that
                                                                               the NC deems necessary in order for the NC to be able
                                                                               to fulfill its assignment.
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                                                                               (17) Approve the following principles for
                                                                               remuneration and other terms of employment for the
                                                                               President and the CEO and other Members of the group
                                                                               management of AB Electrolux. The principles will be
                                                                               valid for Employment Agreements entered into after
                                                                               the AGM in 2006 and for changes made to existing
                                                                               Employment Agreements thereafter and the remuneration
                                                                               for the group management is set by the Board of
                                                                               Directors of Electrolux, based on the recommendation
                                                                               of the Remuneration Committee; a) guiding principles,
                                                                               b) salary, c) Short Term Incentive (STI), d) Long
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     Term Incentive (LTI), e) insurable benefits, f)
                                                                               others benefits, g) notice of termination and
                                                                               severance pay; and approve to offer a performance
                                                                               based, LTI program for 2006 and the program for 2006
                                                                               is proposed to include 160 senior officers and key
                                                                               employees of the Electrolux Group with a possibility
                                                                               to be allocated shares of series B in the Company
                                                                               free of charge, in accordance with the following
                                                                               principal terms and instructions, principal terms of
                                                                               the Electrolux Share Program; a) the participants of
                                                                               the Electrolux Share Program shall be divided into 5
                                                                               groups; the Managing
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                                                                               (17 continued) Director, other Members of the group
                                                                               management and 3 other groups for other senior
                                                                               officers and key employees, for each group, the board
                                                                               of directors will determine a target value for the
                                                                               Electrolux Share Program denominated in SEK, the
                                                                               target value for the Managing Director amounts to SEK
                                                                               2.4 million, for the other Members of the group
                                                                               management to SEK 1.2 million and for other senior
                                                                               officers and key employees not less than SEK 450,000
                                                                               and not more than SEK 900,000 and the total sum of
                                                                               the target values for all participants will not
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     exceed SEK 96 million; b) each target value shall be
                                                                               converted into a specific number of shares, based on
                                                                               the average closing share price of the Electrolux
                                                                               series B shares on the Stockholm Stock Exchange
                                                                               during a period of 10 trading days before the day
                                                                               participants are invited to the program, reduced by
                                                                               the present value of estimated dividend payments for
                                                                               the period until shares are allotted; c) the
                                                                               calculated number of shares shall be connected to a
                                                                               certain target for value creation established by the
                                                                               Board of Directors, the target shall be set for an
                                                                               initial 3 year performance period, if a
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                                                                               (17 continued) lower or a higher value creation is
                                                                               achieved during the 3 year performance period, a
                                                                               lower or a higher number, respectively, of shares may
                                                                               be allocated; d) the value creation levels
                                                                               established by the Board of Directors include a
                                                                               minimum level, which has to be exceeded for any
                                                                               allocation to take place, as well as a max level, the
                                                                               max allocation is limited to 1.5 times the number of
                                                                               shares established; e) allocation of shares, which
                                                                               will take place free of charge at the expiration of
                                                                               the 3 year performance period, requires i.e., that
                                                                               all terms of the Electrolux Share Program are
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     compiled with and that the persons included in the
                                                                               program during the entire performance period, with
                                                                               some exceptions, are employed in the Electrolux
                                                                               Group, allocation of shares may take place before the
                                                                               expiration of the 3 year performance period if (i)
                                                                               someone, alone or together with related parties,
                                                                               acquires a sufficient number of shares in Electrolux
                                                                               and in accordance with the applicable rules is
                                                                               obliged to make a public offer to acquire all shares
                                                                               in the Company, or (ii) for individual participants
                                                                               based on individual circumstances, or (iii) if it
                                                                               otherwise is deemed to be
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                                                                               (17 continued) suitable or appropriate that the 3
                                                                               year performance period is shortened, allocated
                                                                               shares shall, with some exceptions, be under certain
                                                                               disposition restrictions for an additional 2 year
                                                                               period after the expiration of the performance
                                                                               period, some participants of the program shall be
                                                                               offered the opportunity to settle in cash a portion
                                                                               of the allocated shares, such portion however, not to
                                                                               exceed the value of the number of shares that
                                                                               otherwise would be required to be sold to cover any
                                                                               taxes levied; guiding principles for the Electrolux
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     Share Program 160 senior officers and other key
                                                                               employees in the Electrolux group shall be offered
                                                                               participation in the Electrolux Share Program, an
                                                                               offer to participate in the program shall be provided
                                                                               by Electrolux not later than 30 JUN 2006, the Members
                                                                               of the Board of Directors having been appointed by a
                                                                               general meeting of shareholders who are not also
                                                                               employed by the Company shall not be offered the
                                                                               opportunity to participate in the Electrolux Share
                                                                               Program; participation in the Share Program
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                                                                               (17 continued) is conditional upon that such
                                                                               participation being deemed legally possible and
                                                                               appropriate in relevant jurisdictions as well as, in
                                                                               the judgement of the Board of Directors, such
                                                                               participation taking place with reasonable (i)
                                                                               administrative costs, (ii) tax effects for Electrolux
                                                                               or any other employing Company within the Electrolux
                                                                               Group or for the reasons who are intended to
                                                                               participate in the program, (iii) financial efforts
                                                                               certain deviations in the terms and conditions for
                                                                               the Share Program may be made based on local rules
                                                                               and regulations as well as applicable market
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     practice; adjustment of the terms and conditions for
                                                                               the performance based LTI of the years 2004 and 2005
                                                                               in Electrolux; e) in the Board of Directors' above
                                                                               mentioned proposal for Electrolux Share Program, it
                                                                               is proposed that the 3 year performance period for
                                                                               achievement of the levels of value creation
                                                                               established by the Board of Directors as well as the
                                                                               following 2 year period when certain disposition
                                                                               restrictions shall apply, may be shortened in certain
                                                                               cases, under the terms and conditions of the
                                                                               performance based LTI decided in the years 2004 and
                                                                               2005.
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                                                                               (18) Authorize the Board of Directors to resolve on
                                                                               acquisitions of shares in the Company as follows: 1)
                                                                               the Company may acquire, as a max, so many shares of
                                                                               series A and/or series B that, following each
                                                                               acquisition, the Company holds at a max 10% of all
                                                                               shares issued by the Company, 2) the shares may be
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     acquired on the Stockholm Stock Exchange, 3) an
                                                                               acquisition of shares through operations on a Stock
                                                                               Exchange may only be made at a price per share at
                                                                               each time within the registered price interval for
                                                                               the share, 4) payment for the shares shall be made in
                                                                               cash.
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                                                                               (19) Amend the Articles 5, 6, 9, 10, 11 and 12 of the
                                                                               Articles of Association with the purpose to adopt the
Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     Articles to the new Swedish Companies Act, which
                                                                               entered into force on 1 JAN 2006.
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Electrolux AB                   ELUX-B           SE0000103814    24-Apr-06     (20) Closing of the meeting.
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Assa Abloy AB                   ASSA-B           SE0000255648    25-Apr-06     (1) Opening of the meeting.
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Assa Abloy AB                   ASSA-B           SE0000255648    25-Apr-06     (2) Elect Georg Ehrnrooth as the Chairman of the
                                                                               meeting.
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Assa Abloy AB                   ASSA-B           SE0000255648    25-Apr-06     (3) Approve the voting list.
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Assa Abloy AB                   ASSA-B           SE0000255648    25-Apr-06     (4) Approve the agenda.
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Assa Abloy AB                   ASSA-B           SE0000255648    25-Apr-06     (5) Elect one or two persons to check the minutes.
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Assa Abloy AB                   ASSA-B           SE0000255648    25-Apr-06     (6) Approve the determination of compliance with the
                                                                               rules of convocation.
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Assa Abloy AB                   ASSA-B           SE0000255648    25-Apr-06     (7) Approve the Managing Director's report.
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                                                                               (8) Receive the annual report, a presentation of the
                                                                               activities of the Board of Directors' during 2005 is
                                                                               to be made, including: a) a report on the work of the
Assa Abloy AB                   ASSA-B           SE0000255648    25-Apr-06     Audit Committee and consultancy fees and other fees
                                                                               paid to the auditing firm during 2005; and b) a
                                                                               report on the work of Remuneration Committee and the
                                                                               remuneration policy of the Board.
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Assa Abloy AB                   ASSA-B           SE0000255648    25-Apr-06     (9.A) Adopt the statement of income and balance shset
                                                                               and the consolidated statement of income and the
                                                                               consolidated balance shset.
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Assa Abloy AB                   ASSA-B           SE0000255648    25-Apr-06     (9.B) Declare a dividend of SEK 3.25 per share.
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Assa Abloy AB                   ASSA-B           SE0000255648    25-Apr-06     (9.C) Approve 28 APR 2006 as the record date for the
                                                                               dividend.
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Assa Abloy AB                   ASSA-B           SE0000255648    25-Apr-06     (9.D) Grant discharge to the Board of Directors and
                                                                               the Managing Director.
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Assa Abloy AB                   ASSA-B           SE0000255648    25-Apr-06     (10) Approve the number of Board Members at eight and
                                                                               no deputy members of the Board of Directors.
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                                                                               (11) Approve the fees to the Board members as a total
                                                                               of SEK 3,250,000 remuneration for committeee work not
                                                                               included, to be distributed among the Board Members
                                                                               as follows: SEK 750,000 to the Chairman, SEK 550,000
                                                                               to each of the Deputy Chairmen and SEK 350,000 to
Assa Abloy AB                   ASSA-B           SE0000255648    25-Apr-06     each of the Board Members, who are not employed in
                                                                               the Company; in addition, remuneration shall be paid
                                                                               to the Members of the Audit Committee and the
                                                                               Nomination Committee by SEK 100,000 to each of the
                                                                               Chairmen and by SEK 50,000 to each of the other
                                                                               members.
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                                                                               (12) Elect Gustaf Douglas as the Chairman of the
                                                                               Board and reelect Meiker Schroling and Carl-Henric
                                                                               Svanberg as the Deputy Chairman; reelect Carl
Assa Abloy AB                   ASSA-B           SE0000255648    25-Apr-06     Douglas, Per-Olof Eriksson, Lotta Lunden,
                                                                               Sven-Christer Nilsson and elect Johan Molin as
                                                                               Members.
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                                                                               (13) Elect Ohrlings PriceWaterhouseCoopers AB,
                                                                               Stockholm as the Auditor, with authorized public
                                                                               accountant Peter Nyllinge as Representative of the
Assa Abloy AB                   ASSA-B           SE0000255648    25-Apr-06     auditing firm for a term of office up to and
                                                                               including the AGM 2010 and approve that the fees to
                                                                               the Auditor shall be paid according to an agreement
                                                                               between the parties.
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                                                                               (14) Elect Gustaf Douglas, Staffan Grefback, Marianne
                                                                               Nelson and Melker Schorling as the Nomination
                                                                               Committee Members and Melker Schorling as the
                                                                               Chairman of the Nomination Committee up to and
Assa Abloy AB                   ASSA-B           SE0000255648    25-Apr-06     including the AGM 2007 and the tasks of the
                                                                               Nomination Committee are: election of the Chairman
                                                                               and other Members of the Board of Directors, fee to
                                                                               the Board of Directors including distribution of fees
                                                                               among the Chairman, Deputy Chairmen and other Board
                                                                               Members and also remuneration for committee work.
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                                                                               (15) Amend Articles 5, 6, 8, 10, 11, 12, 13 and 14 as
                                                                               specified in the Articles of Association in order to
Assa Abloy AB                   ASSA-B           SE0000255648    25-Apr-06     make certain editorial simplifications, partly to
                                                                               adapt the Articles to the new Swedish Companies Act,
                                                                               which came into force on 01 JAN 2006.
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                                                                               (16) Approve the issue of convertible bonds according
                                                                               to Section 1 specified and the measures described in
Assa Abloy AB                   ASSA-B           SE0000255648    25-Apr-06     Section 2 for the implementation of global incentive
                                                                               program in the Assa Abloy Group for individuals with
                                                                               a corresponding position 'Entitled Subscribers'.
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Assa Abloy AB                   ASSA-B           SE0000255648    25-Apr-06     (17) Closing of the Meeting.
v-----------------------------------------------------------------------------------------------------------------------------------
Carrefour SA, Paris             CA               FR0000120172    25-Apr-06     (O.1) Receive the Executive Board's, the Statutory
                                                                               Auditor's and the Merger Auditor's reports.
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Carrefour SA, Paris             CA               FR0000120172    25-Apr-06     (O.2) Approve the financial statements and the
                                                                               consolidated accounts for the 2005 FY.
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Carrefour SA, Paris             CA               FR0000120172    25-Apr-06     (O.3) Approve to allocate the results and set of the
                                                                               dividend.
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                                                                               (O.4) Authorize the Executive Board to trade the
Carrefour SA, Paris             CA               FR0000120172    25-Apr-06     Company's shares in accordance with the Article
                                                                               L.225-209 of the Commercial Law.
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Carrefour SA, Paris             CA               FR0000120172    25-Apr-06     (E.5) Authorize the Executive Board to reduce the
                                                                               share capital by the way of cancelation of shares.
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                                                                               (E.6) Authorize the Executive Board with the view to
                                                                               increase the share capital by issuing shares reserved
Carrefour SA, Paris             CA               FR0000120172    25-Apr-06     to the employees in accordance with the L.225-129 of
                                                                               the Commercial Law.
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                                                                               (E.7) Amend the text of the Articles 15, 21, 30 and
Carrefour SA, Paris             CA               FR0000120172    25-Apr-06     31 of the Articles of Association in order to adapt
                                                                               the recent legal and Statutory provisions.
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                                                                               (E.8) Approve the transfer of the registered head
Carrefour SA, Paris             CA               FR0000120172    25-Apr-06     office; forecasted dividend: EUR 1.00; ex date: as
                                                                               from 05 MAY 2006.
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                                                                               (1) Approve the balance sheet as of 31 DEC 05,
                                                                               related Directors' management report, Internal and
Azimut Holding SPA, Milano      AZM              IT0003261697    26-Apr-06     External Auditors' reports, consolidated balance
                                                                               sheet as of 31 DEC 05.
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Azimut Holding SPA, Milano      AZM              IT0003261697    26-Apr-06     (2) Approve the net income allocation.
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Azimut Holding SPA, Milano      AZM              IT0003261697    26-Apr-06     (3) Approve to purchase and dispose own shares and
                                                                               resolutions related thereto.
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Azimut Holding SPA, Milano      AZM              IT0003261697    26-Apr-06     (4) Elect 1 Director.
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Assicurazioni Generali          G                IT0000062072    27-Apr-06     (O.1) Receive the balance sheet as at 31 DEC 2005 and
SPA, Trieste                                                                   resolutions related thereto.
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Assicurazioni Generali          G                IT0000062072    27-Apr-06     (O.2) Appoint one Director.
SPA, Trieste
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Assicurazioni Generali          G                IT0000062072    27-Apr-06     (O.3) Appoint the General Board.
SPA, Trieste
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                                                                               (O.4) Appoint the External Auditors for the term
                                                                               2006-2011 to review the balance sheet and the
Assicurazioni Generali          G                IT0000062072    27-Apr-06     consolidated balance sheet reports, to check the
SPA, Trieste                                                                   correct accounting data on the bookkeeping entries,
                                                                               to perform the limited accounting review of the half
                                                                               year report for the same term.
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Assicurazioni Generali          G                IT0000062072    27-Apr-06     (O.5) Grant authority to purchase and sell own
SPA, Trieste                                                                   shares.
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Assicurazioni Generali          G                IT0000062072    27-Apr-06     (E.6) Approve the Stock Option Plan reserved to the
SPA, Trieste                                                                   Chairman and to the Managing Directors, and
                                                                               resolutions related thereto.
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                                                                               (E.7) Authorize the Board of Directors, as per
                                                                               Article 2443 of the Italian Civil Code, to increase
Assicurazioni Generali          G                IT0000062072    27-Apr-06     the stock capital in favor of the Stock Option Plan
SPA, Trieste                                                                   reserved to the Company, and its subsidiaries staff;
                                                                               amend Article 8 of the by-law and related resolutions
                                                                               thereto.
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                                                                               (1) To vote in the upcoming meeting, your name must
                                                                               be notified to the Company Registrar as Beneficial
Credit Suisse Group,                                                           Owner before the record date. Please advise us now if
Zuerich                         CSGN VX          CH0012138530    28-Apr-06     you intent to vote. Note that the Company Registrar
                                                                               has discretion over granting voting rights. Once the
                                                                               agenda is available, a second notification will be
                                                                               issued requesting your voting instructions.
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Hagemeyer NV                    HGM              NL0000355477    28-Apr-06     (1) Opening.
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Hagemeyer NV                    HGM              NL0000355477    28-Apr-06     (2) Receive the report of the Board of Management
                                                                               over the FY 2005 and approve the 2005 annual report.
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Hagemeyer NV                    HGM              NL0000355477    28-Apr-06     (3) Adopt the 2005 financial statements.

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Hagemeyer NV                    HGM              NL0000355477    28-Apr-06     (4) Approve the reserves and dividend policy.
------------------------------------------------------------------------------------------------------------------------------------
Hagemeyer NV                    HGM              NL0000355477    28-Apr-06     (5) Declare a dividend for 2005.
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Hagemeyer NV                    HGM              NL0000355477    28-Apr-06     (6) Grant discharge to the Members of the Board of
                                                                               Management.
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Hagemeyer NV                    HGM              NL0000355477    28-Apr-06     (7) Grant discharge to the Members of the Supervisory
                                                                               Board.
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Hagemeyer NV                    HGM              NL0000355477    28-Apr-06     (8) Appoint Deloitte Accountants B.V. as the External
                                                                               Auditor for the FY 2006.
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Hagemeyer NV                    HGM              NL0000355477    28-Apr-06     (9.1) Appoint R.M.J. Van der Meer as the Members to
                                                                               the Supervisory Board.
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Hagemeyer NV                    HGM              NL0000355477    28-Apr-06     (9.2) Appoint P.H.J.M. Visee as the Members to the
                                                                               Supervisory Board.
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Hagemeyer NV                    HGM              NL0000355477    28-Apr-06     (10.A) Adopt the revised remuneration policy for the
                                                                               Board of Management.
------------------------------------------------------------------------------------------------------------------------------------
Hagemeyer NV                    HGM              NL0000355477    28-Apr-06     (10.B) Approve the revised Option Plan for the Board
                                                                               of Management.
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Hagemeyer NV                    HGM              NL0000355477    28-Apr-06     (11) Authorize the Board of Management of Hagemeyer
                                                                               N.V. to acquire shares in its capital.
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                                                                               (12.A) Approve to extend the designation of the Board
Hagemeyer NV                    HGM              NL0000355477    28-Apr-06     of Management as the competent body to resolve an
                                                                               issuance of ordinary shares.
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                                                                               (12.B) Approve to extend the designation of the Board
                                                                               of Management as the competent body to resolve
Hagemeyer NV                    HGM              NL0000355477    28-Apr-06     restricting or excluding the pre-emptive rights upon
                                                                               issuance of ordinary shares.
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Hagemeyer NV                    HGM              NL0000355477    28-Apr-06     (13) Transact any other business.
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Hagemeyer NV                    HGM              NL0000355477    28-Apr-06     (14) Closing of the meeting.

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Lagardere SCA, Paris            LGDDY            FR0000130213     2-May-06     (1) Approval of parents company accounts for fiscal
                                                                               2005.
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Lagardere SCA, Paris            LGDDY            FR0000130213     2-May-06     (2) Approval of consolidated accounts.
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Lagardere SCA, Paris            LGDDY            FR0000130213     2-May-06     (3) Appropriation of earnings; fixing of dividend at
                                                                               E1, 1.
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Lagardere SCA, Paris            LGDDY            FR0000130213     2-May-06     (4) Approval of regulated agreements.
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                                                                               (5) Authorization to be given to Managing Partners
Lagardere SCA, Paris            LGDDY            FR0000130213     2-May-06     for a period of eighteen months to deal in Company
                                                                               shares.
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Lagardere SCA, Paris            LGDDY            FR0000130213     2-May-06     (6) Renewal of the office of Supervisory board
                                                                               members Georges Chodron de Courcel.
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Lagardere SCA, Paris            LGDDY            FR0000130213     2-May-06     (7) Renewal of the office of Supervisory board
                                                                               member Christian Marbach.
------------------------------------------------------------------------------------------------------------------------------------
Lagardere SCA, Paris            LGDDY            FR0000130213     2-May-06     (8) Renewal of the office of Supervisory board
                                                                               member Bernard Mirat.
------------------------------------------------------------------------------------------------------------------------------------
Lagardere SCA, Paris            LGDDY            FR0000130213     2-May-06     (9) Non-replacement of Manfred Bischoff, resigning
                                                                               member of the Supervisory Board.
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                                                                               (10) Authorization to be given to Managing Partners
                                                                               to grant to employees and directors and officers of
                                                                               the Company and companies affiliated to it within
Lagardere SCA, Paris            LGDDY            FR0000130213     2-May-06     the meaning of Article L.225-180 of the French
                                                                               Commercial Code, options to subscribe or purchase
                                                                               the Company(ies) shares, within the limit of 3% of
                                                                               the number of shares comprising the capital stock.
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Lagardere SCA, Paris            LGDDY            FR0000130213     2-May-06     (11) Powers for carrying out formalities.
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                                                                               (1) Approve the Company's financial statements and
CRH plc                         CRH              IE0001827041     3-May-06     the reports of the Directors and the Auditors for
                                                                               the YE 31 DEC 2005.
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CRH plc                         CRH              IE0001827041     3-May-06     (2) Declare a dividend on the ordinary shares.
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CRH plc                         CRH              IE0001827041     3-May-06     (3.1) Re-elect D.W. Doyle as a Director in
                                                                               accordance with the Article 103.
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CRH plc                         CRH              IE0001827041     3-May-06     (3.2) Re-elect J.M. de Jong as a Director in
                                                                               accordance with the Article 103.
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CRH plc                         CRH              IE0001827041     3-May-06     (3.3) Re-elect D.M. Kennedy as a Director in
                                                                               accordance with the Article 103.
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CRH plc                         CRH              IE0001827041     3-May-06     (3.4) Re-elect M. Lee as a Director in accordance
                                                                               with the Article 103.
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CRH plc                         CRH              IE0001827041     3-May-06     (4) Authorize the Directors to fix the remuneration
                                                                               of the Auditors.
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                                                                               (5) Authorize the Directors, in accordance with the
                                                                               powers, provision and limitations of Articles 11(d)
                                                                               of the Articles of Association of the Company, to
CRH plc                         CRH              IE0001827041     3-May-06     allot relevant securities up to an aggregate nominal
                                                                               amount equal to the authorized but as yet unissued
                                                                               share capital of the Company; Authority expires at
                                                                               the end of 5 years.
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                                                                               (S.6) Authorize the Directors, in accordance with
                                                                               the powers, provision and limitations of Articles
                                                                               11(e) of the Articles of Association of the Company,
CRH plc                         CRH              IE0001827041     3-May-06     to allot equity securities for cash and in respect
                                                                               of sub-paragraph (iii) thereof up to an aggregate
                                                                               nominal value of EUR 9,119,000; Authority expires at
                                                                               the earlier of the conclusion of the AGM in 2007 or
                                                                               02 AUG 2007.
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                                                                               (S.7) Authorize the Company to purchase ordinary
                                                                               shares on the market Section 212 of the Companies
                                                                               Act, 1990, in the manner provided for in the Article
CRH plc                         CRH              IE0001827041     3-May-06     8A of the Articles of Association of the Company, up
                                                                               to a maximum of 10% of the ordinary shares in issue
                                                                               at the date of the passing of this resolution;
                                                                               Authority expires at the earlier of the conclusion
                                                                               of the AGM in 2007 or 02 AUG 2007.
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                                                                               (S.8) Authorize the Company to re-issue treasury
                                                                               shares Section 209 of the Companies Act, 1990 in the
CRH plc                         CRH              IE0001827041     3-May-06     manner provided for in Article 8B of the Articles of
                                                                               Association of the Company; Authority expires
                                                                               earlier of the conclusion AGM in 2007 or 02 AUG 2007.
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                                                                               (9) Approve the establishment by the Company of the
                                                                               CRH 2006 Performance Share Plan, the principle
                                                                               features as specified; authorize the Directors to
                                                                               take all such actions or steps as may be necessary
                                                                               to implement or give effect to the Plan; to
CRH plc                         CRH              IE0001827041     3-May-06     establish further plans based on the CRH 2006
                                                                               Performance Share Plan but modified to take account
                                                                               of local tax, exchange control or securities law in
                                                                               overseas territories, provided that such further
                                                                               plans shall count against any limits on individual
                                                                               participation under the Plan.
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Irish Continental Group PLC     ICG_c            IE0033336516     3-May-06     (1) Receive the financial statements and reports.
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Irish Continental Group PLC     ICG_c            IE0033336516     3-May-06     (2.A) Re-appoint Eamonn Rothwell as a Director.
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Irish Continental Group PLC     ICG_c            IE0033336516     3-May-06     (2.B) Re-appoint Tony Kelly as a Director.
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Irish Continental Group PLC     ICG_c            IE0033336516     3-May-06     (3) Approve the remuneration of the Auditors.
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Irish Continental Group PLC     ICG_c            IE0033336516     3-May-06     (4) Grant authority to allot shares.
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Irish Continental Group PLC     ICG_c            IE0033336516     3-May-06     (S.5) Approve to disapplying the statutory
                                                                               pre-emption provisions.
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Irish Continental Group PLC     ICG_c            IE0033336516     3-May-06     (S.6) Authorize the market purchases of the
                                                                               Company's shares and reissue of treasury shares.
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                                                                               (1) Presentation of the financial statements and the
                                                                               annual report for the FY 2005 with the report of the
Volkswagen AG                   VLKAY            DE0007664005     3-May-06     Supervisory Board, the Group financial statements
                                                                               and Group annual report.
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                                                                               (2) Approve the appropriation of the distributable
                                                                               profit of EUR 460,589,101.06 as follows: payment of
                                                                               a dividend of EUR 1.15 per ordinary shares; payment
Volkswagen AG                   VLKAY            DE0007664005     3-May-06     of a dividend of EUR 1.21 per preferred share; the
                                                                               remainder shall be carried forward ex-dividend and
                                                                               payable date: 4 MAY 2006.
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                                                                               (3) Ratify the acts of the Board of Managing
Volkswagen AG                   VLKAY            DE0007664005     3-May-06     Directors, the ratification of the acts of Dr. Peter
                                                                               Hartz shall be postponed.
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                                                                               (4) Ratify the acts of the Supervisory Board, the
                                                                               ratification of the acts of Dr. Klaus Volkert, Xaver
Volkswagen AG                   VLKAY            DE0007664005     3-May-06     Meier and Guenter Lenz shall be postponed, the acts
                                                                               of the remaining Members of the Supervisory Board
                                                                               shall be rarified.
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Volkswagen AG                   VLKAY            DE0007664005     3-May-06     (5.1) Elect Dr. jur. Hans Michael Gaul to the
                                                                               Supervisory Board.
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Volkswagen AG                   VLKAY            DE0007664005     3-May-06     (5.2) Elect Dr.-Ing. Dr. E.h. Juergen Grossmann to
                                                                               the Supervisory Board.
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Volkswagen AG                   VLKAY            DE0007664005     3-May-06     (5.3) Elect Holger P. Haerter to the Supervisory
                                                                               Board.
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Volkswagen AG                   VLKAY            DE0007664005     3-May-06     (5.4) Elect Prof. Dr. jur. Dr.-Ing E.h. Heinrich v.
                                                                               Pierer to the Supervisory Board.
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Volkswagen AG                   VLKAY            DE0007664005     3-May-06     (5.5) Elect Dr.-Ing. Wendelin Wiedeking to the
                                                                               Supervisory Board.
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                                                                               (6) Authorize the Board of Managing Directors with
                                                                               the consent of the Supervisory Board, to increase
                                                                               the share capital by up to EUR 130,000,000 through
                                                                               the issue of new bearer no-par shares against
Volkswagen AG                   VLKAY            DE0007664005     3-May-06     payment in cash on or before 2 MAY 2011; shareholder
                                                                               subscription rights shall be executed for a capital
                                                                               increase against payment in kind, for residual
                                                                               amounts, for the granting of such rights to other
                                                                               bondholders; amend Articles of Association.
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                                                                               (7) Authorize the Board of Managing Directors with
                                                                               the consent of the Supervisory Board, to acquire up
                                                                               to 38,544,872 preferred and/or ordinary shares of
                                                                               the Company, at a price of the differing neither
                                                                               more than 5% from the market price of the shares if
                                                                               they are acquired through the stock exchange, not
                                                                               more than 20%; if they are acquired by way of
                                                                               repurchase offer, between 22 OCT 2006 and 3 NOV 2007
Volkswagen AG                   VLKAY            DE0007664005     3-May-06     and to offer the shares to the shareholders or to
                                                                               the executives and employees of the Company and its
                                                                               affiliates, to float the shares on foreign stock
                                                                               exchanges, to use the shares in connection with
                                                                               mergers and acquisitions if the shares are sold at a
                                                                               price not materially below their market price, to
                                                                               use the shares for the granting of such rights to
                                                                               bondholders and to retire the shares.
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Volkswagen AG                   VLKAY            DE0007664005     3-May-06     (8) Appoint PriceWaterhouseCoopers AG, Hanover as
                                                                               the Auditors for the FY 2006.
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Grafton Group plc               GRF              IE00B00MZ448     8-May-06     (1) Receive and approve the financial statements for
                                                                               the YE 31 DEC 2005.
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Grafton Group plc               GRF              IE00B00MZ448     8-May-06     (2.a) Reappoint Michael Chadwick as a Director of
                                                                               the Company.
------------------------------------------------------------------------------------------------------------------------------------
Grafton Group plc               GRF              IE00B00MZ448     8-May-06     (2.b) Reappoint Anthony E. Collins as a Director of
                                                                               the Company.
------------------------------------------------------------------------------------------------------------------------------------
Grafton Group plc               GRF              IE00B00MZ448     8-May-06     (2.c) Reappoint Colm Nuallain as a Director of the
                                                                               Company.
------------------------------------------------------------------------------------------------------------------------------------
Grafton Group plc               GRF              IE00B00MZ448     8-May-06     (2.d) Reappoint Gillian Bowler as a Director of the
                                                                               Company.
------------------------------------------------------------------------------------------------------------------------------------
Grafton Group plc               GRF              IE00B00MZ448     8-May-06     (2.e) Reappoint Richard Jewson as a Director of the
                                                                               Company.
------------------------------------------------------------------------------------------------------------------------------------
Grafton Group plc               GRF              IE00B00MZ448     8-May-06     (2.f) Reappoint Roderick Ryan as a Director of the
                                                                               Company.
------------------------------------------------------------------------------------------------------------------------------------
Grafton Group plc               GRF              IE00B00MZ448     8-May-06     (2.g) Reappoint retired Directors as a whole.
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Grafton Group plc               GRF              IE00B00MZ448     8-May-06     (3) Authorize the Directors to fix the remuneration
                                                                               of the Auditors.
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                                                                               (4) Authorize the Directors to allot shares
Grafton Group plc               GRF              IE00B00MZ448     8-May-06     otherwise than in accordance with statutory
                                                                               pre-emption rights.
------------------------------------------------------------------------------------------------------------------------------------
Grafton Group plc               GRF              IE00B00MZ448     8-May-06     (5) Grant authority to make market purchases of the
                                                                               Company's own shares.
------------------------------------------------------------------------------------------------------------------------------------
Grafton Group plc               GRF              IE00B00MZ448     8-May-06     (6) Approve to determine the price range for the
                                                                               reissue of treasury shares off-market.
------------------------------------------------------------------------------------------------------------------------------------
Grafton Group plc               GRF              IE00B00MZ448     8-May-06     (7) Grant authority to contingent purchase contract
                                                                               relating to A ordinary shares.
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                                                                               (O.1) Receive the report of the Board of Directors
                                                                               on the Group management and the report of the
                                                                               Statutory Auditors on the consolidated financial
Vinci, SA, Rueil Malmaison      DG               FR0000125486     9-May-06     statements, approve the consolidated financial
                                                                               statements for the FYE on 31 DEC 2005, in the form
                                                                               presented to the meeting, showing consolidated net
                                                                               income Group share of EUR 871,200,000.
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                                                                               (O.2) Receive the report of the Board of Directors
                                                                               and the Auditors' general report and approve the
                                                                               Company's financial statements and the balance sheet
Vinci, SA, Rueil Malmaison      DG               FR0000125486     9-May-06     for the YE 31 DEC 2005, as presented at the
                                                                               shareholders' meeting approves the amount of the
                                                                               charges that were not tax-deductible Article 39.4 of
                                                                               the general taxing code.
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                                                                               (O.3) Approve that the net earnings for the FY of
                                                                               EUR 716,140,619.61, plus retained earnings of EUR
                                                                               2,502,597,085.65, plus retained earnings of EUR
                                                                               2,502,597,085.65, representing a distributable
                                                                               income of EUR 3,218,737,705.26, be appropriated as
                                                                               follows: to the shareholders as an interim dividend:
                                                                               EUR 133,921,851.70; to the sharedholders as an
                                                                               additional dividend: EUR 249,025,819.90; legal
                                                                               reserve: EUR 14,504,334; retained earnings: EUR
                                                                               2,821,285,699.66; total: EUR 3,218,737,705.26; the
                                                                               sharedholders' meeting reminds that an interim
                                                                               dividend of EUR 0.70 was already paid on 20 DEC
Vinci, SA, Rueil Malmaison      DG               FR0000125486     9-May-06     2005; when the interim dividend payment was carried
                                                                               out by 31 DEC 2005 at the latest, it entitled
                                                                               natural persons domiciled in France to the 50%
                                                                               allowance referred to in Article 158-3-2 of the
                                                                               general Taxing Code; when the interim dividend
                                                                               payment was carried out after 01 JAN 2006, it
                                                                               entitled to the 40% allowance Article 76 of the 2006
                                                                               Financing Law; an additional dividend of EUR 1.30
                                                                               for each of the 191,558,323 shares will entitle
                                                                               natural persons domiciled in France to the 40%
                                                                               allowance; it will be paid on 18 MAY 2006.
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                                                                               (O.4) Receive the special report of the Auditors on
                                                                               agreements governed by Articles L. 225-38 ET Seq. of
Vinci, SA, Rueil Malmaison      DG               FR0000125486     9-May-06     the French Commercial Code, approve to said report
                                                                               and the agreements referred to therein.
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                                                                               (O.5) Ratify the cooptation of Xavier Huillard as a
                                                                               Director, to replace Henri Saint-Olive, for the
                                                                               remainder of Henri Saint-Olive's term of office,
Vinci, SA, Rueil Malmaison      DG               FR0000125486     9-May-06     i.e., until the shareholders' meeting called to
                                                                               approve the financial statements for the 2005 FY;
                                                                               and the shareholders' meeting renews the appointment
                                                                               of Xavier Huillard as a Director for a 4-year period.
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Vinci, SA, Rueil Malmaison      DG               FR0000125486     9-May-06     (O.6) Approve to renew the appointment of Dominique
                                                                               Ferrero as a Director for a 4-year period.
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Vinci, SA, Rueil Malmaison      DG               FR0000125486     9-May-06     (O.7) Approve to renew the appointment of Alain Minc
                                                                               as a Director for a 4-year period.
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Vinci, SA, Rueil Malmaison      DG               FR0000125486     9-May-06     (O.8) Approve to renew the appointment of
                                                                               Yves-Thibault De Sliguy as a Director for a 4-year
                                                                               period.
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Vinci, SA, Rueil Malmaison      DG               FR0000125486     9-May-06     (O.9) Approve to renew the appointment of Willy
                                                                               Stricker as a Director for a 4-year period.
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Vinci, SA, Rueil Malmaison      DG               FR0000125486     9-May-06     (O.10) Appoint Henri Saint-Olive as a Director for a
                                                                               4-year period.
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Vinci, SA, Rueil Malmaison      DG               FR0000125486     9-May-06     (O.11) Appoint Bernard Val as a Director for a
                                                                               4-year period.
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                                                                               (O.12) Receive the report of the Board of Directors,
                                                                               its special report on the transactions carried out
                                                                               in connection with the existing self-held share
                                                                               buyback program dated 2006-2007 and authorize the
                                                                               Board of Directors to acquire Company's shares on
                                                                               the stock market, subject to the conditions
                                                                               described below: maximum purchase price: EUR 130.00,
Vinci, SA, Rueil Malmaison      DG               FR0000125486     9-May-06     max number of shares to be acquired: 10% of the
                                                                               share capital, max funds invested in the share
                                                                               buybacks: EUR 2,000,000,000; the # of shares
                                                                               acquired by the company with a view to their
                                                                               retention or their subsequent delivery in payment or
                                                                               exchange as part of external growth transactions
                                                                               cannot exceed 5% of its capital; Authority expires
                                                                               at the end of 18 months.
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                                                                               (O.13) Receive the report of the Board of Directors,
                                                                               its special report on the transactions carried out
                                                                               in connection with the existing self-held share
                                                                               buyback program dated 2005-2006 and the description
                                                                               of the new buyback program dated 2006-2007 and
                                                                               authorize the Board of Directors to reduce the share
Vinci, SA, Rueil Malmaison      DG               FR0000125486     9-May-06     capital, on one or more occasions and at its sole
                                                                               discretion, by caneling all or part of the shared
                                                                               held by the Company in connection with a stock
                                                                               repurchase plan, up to a maximum of 10% of the share
                                                                               capital over a 24 month period; authority expires at
                                                                               the end of 18 months.
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                                                                               (E.14) Authorize the Board of Directors to increase
                                                                               the share capital on one or more occasions, at its
                                                                               sole discretion, in favor of the Members of the
Vinci, SA, Rueil Malmaison      DG               FR0000125486     9-May-06     Vinci's Company Savings Plan or a Group savings plan
                                                                               of Vinci and of its affiliated companies; authority
                                                                               expires at the end of 26 months.
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                                                                               (E.15) Authorize the Board of Directors to grant,
                                                                               for free, on one or more occasions, existing shares
                                                                               acquired by the Company, in favor of the employees
Vinci, SA, Rueil Malmaison      DG               FR0000125486     9-May-06     and/or the Corporate officers of the Company and
                                                                               related Companies and they may not represent more
                                                                               than 0.90% of the number of shares comprising the
                                                                               share capital; authority expires at the end of 38
                                                                               months.
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                                                                               (E.16) Amend article number 10A of the bylaws-
                                                                               holding of the capital in order to set at 1% of the
Vinci, SA, Rueil Malmaison      DG               FR0000125486     9-May-06     capital, of the voting rights or securities giving
                                                                               access to the Company capital, or at a multiple of
                                                                               this fraction, the obligation to declare the
                                                                               exceeding of one of these thresholds.
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                                                                               (E.17) Grant full powers to the bearer of an
                                                                               original, a copy or extract of the minutes of this
Vinci, SA, Rueil Malmaison      DG               FR0000125486     9-May-06     meeting to carry out all filings, publications and
                                                                               other formalities prescribed by law.
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                                                                               (1) Presentation of the formally approve annual
                                                                               financial statements of Fresenius AG and the
                                                                               approved consolidated financial statements for the
Fresenius AG, Bad Homburg       FRE3             DE0005785638    10-May-06     2005 fiscal year; Presentation of the Management
                                                                               Reports for the Fresenius Group and Fresenius AG for
                                                                               2005; Presentation of the Report of the Supervisory
                                                                               Board.
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Fresenius AG, Bad Homburg       FRE3             DE0005785638    10-May-06     (2) Resolution on the appropriation of distributable
                                                                               profits.
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Fresenius AG, Bad Homburg       FRE3             DE0005785638    10-May-06     (3) Resolution on approval of the actions of the
                                                                               Management Board for the fiscal ear 2005.
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Fresenius AG, Bad Homburg       FRE3             DE0005785638    10-May-06     (4) Resolution on approval of the actions of the
                                                                               Supervisory Board for the fiscal year 2005.
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                                                                               (5) Resolution concerning revocation of the previous
                                                                               Approve Capital II and for the creation of new
Fresenius AG, Bad Homburg       FRE3             DE0005785638    10-May-06     Approved Capital I and II and corresponding
                                                                               modifications of the Articles of Association.
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Fresenius AG, Bad Homburg       FRE3             DE0005785638    10-May-06     (6) Resolution on other amendments to the Articles
                                                                               of Association.
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                                                                               (7) Elect KPMG Deutsche Treuhand-Gesellchaft
Fresenius AG, Bad Homburg       FRE3             DE0005785638    10-May-06     Aktiengesellschaft Wirtschaftsprufungsgessellschaft,
                                                                               Frankfurt as the auditor for the FY 2006.
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Raysearch Laboratories AB       RAY B            SE0000135485    10-May-06     (1) Opening of the meeting.
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Raysearch Laboratories AB       RAY B            SE0000135485    10-May-06     (2) Elect the Chairman of the meeting.
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Raysearch Laboratories AB       RAY B            SE0000135485    10-May-06     (3) Approve the list of shareholders entitled to
                                                                               vote at the meeting.
------------------------------------------------------------------------------------------------------------------------------------
Raysearch Laboratories AB       RAY B            SE0000135485    10-May-06     (4) Elect 1 or 2 minute-checkers.
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Raysearch Laboratories AB       RAY B            SE0000135485    10-May-06     (5) Approve the agenda.
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Raysearch Laboratories AB       RAY B            SE0000135485    10-May-06     (6) Determine whether the meeting has been duly
                                                                               convened.
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Raysearch Laboratories AB       RAY B            SE0000135485    10-May-06     (7) Receive the statement by the President.
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                                                                               (8) Receive the annual report and the Auditors'
                                                                               report as well as the consolidated financial
Raysearch Laboratories AB       RAY B            SE0000135485    10-May-06     statements and the Auditor's report for the
                                                                               consolidated financial statements for the FY 2005.
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                                                                               (9.a) Adopt the income statement and the balance
Raysearch Laboratories AB       RAY B            SE0000135485    10-May-06     sheet and the consolidated income statement and the
                                                                               consolidated balance sheet.
------------------------------------------------------------------------------------------------------------------------------------
Raysearch Laboratories AB       RAY B            SE0000135485    10-May-06     (9.b) Approve that the Company's earnings be carried
                                                                               forward and that no dividend be paid.
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Raysearch Laboratories AB       RAY B            SE0000135485    10-May-06     (9.c) Grant discharge from personal liability to the
                                                                               Members of the Board of Directors and the President.
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Raysearch Laboratories AB       RAY B            SE0000135485    10-May-06     (10) Approve the principles for remuneration and
                                                                               other terms and conditions of employment for the
                                                                               Management.
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Raysearch Laboratories AB       RAY B            SE0000135485    10-May-06     (11) Approve to fix the number of Members of the
                                                                               Board of Directors at 4 and the number of Deputies
                                                                               at 1.
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                                                                               (12) Approve that the remuneration to Board Members,
                                                                               who do not receive a salary from any Group Company,
                                                                               will total SEK 500,000 for the period extending to
                                                                               the close of the next AGM, of which SEK 300,000 will
Raysearch Laboratories AB       RAY B            SE0000135485    10-May-06     be paid to the Chairman and SEK 100,000 to each of
                                                                               the Board Members by the AGM, who do not receive a
                                                                               salary from any Group Company and the Auditors' fees
                                                                               shall be paid in accordance with current invoicing.
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                                                                               (13) Reelect Johan Lof, Erik Hedlung, Carl Filip
                                                                               Bergendal and Hans Wigzell as the Members of the
                                                                               Board of Directors in the Company and reelect Thomas
Raysearch Laboratories AB       RAY B            SE0000135485    10-May-06     Pousette as a Deputy Member in the Company and elect
                                                                               Erik Hedlund as the Chairman of the Board of
                                                                               Directors.
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                                                                               (14) Amend the Articles 4, 5, 6, 8, 9, 10 and 12 of
                                                                               the Articles of Association to the new Swedish
Raysearch Laboratories AB       RAY B            SE0000135485    10-May-06     Companies Act, which applies from 01 JAN 2006 as
                                                                               specified.
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Raysearch Laboratories AB       RAY B            SE0000135485    10-May-06     (15) Close of the AGM.
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Unite Group PLC                 UTG              GB0006928617    10-May-06     (1) Receive and adopt the Director's report and the
                                                                               financial statements for the YE 31 DEC 2005.
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                                                                               (2) Declare a final dividend on the ordinary shares
                                                                               for the YE 31 DEC 2005 of 1.67p per ordinary share
Unite Group PLC                 UTG              GB0006928617    10-May-06     payable to shareholders on the register at the close
                                                                               of business on 18 APR 2006.
------------------------------------------------------------------------------------------------------------------------------------
Unite Group PLC                 UTG              GB0006928617    10-May-06     (3) Approve the Director's remuneration report for
                                                                               the YE 31 DEC 2005.
------------------------------------------------------------------------------------------------------------------------------------
Unite Group PLC                 UTG              GB0006928617    10-May-06     (4) Reappoint Richard Walker as a Director of the
                                                                               Company.
------------------------------------------------------------------------------------------------------------------------------------
Unite Group PLC                 UTG              GB0006928617    10-May-06     (5) Reappoint Stuart Robert Hartley Beevor as a
                                                                               Director of the Company.
------------------------------------------------------------------------------------------------------------------------------------
Unite Group PLC                 UTG              GB0006928617    10-May-06     (6) Reappoint Andrew Lee as a Director of the
                                                                               Company.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (7) Reappoint KPMG Audit Plc as the Auditors in
                                                                               accordance with Section 384 of the Companies Act
Unite Group PLC                 UTG              GB0006928617    10-May-06     1985 until the conclusion of the next general
                                                                               meeting of the Company at which accounts are laid
                                                                               and authorize the Directors to determine their
                                                                               remuneration.
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                                                                               (8) Authorize the share capital of the Company be
                                                                               increased by a specified amount to GBP 43,500,000 by
                                                                               the creation of an additional 19,000,000 ordinary
                                                                               shares of 25p each ranking pari passu in all
Unite Group PLC                 UTG              GB0006928617    10-May-06     respects as 1 class shares with the existing
                                                                               ordinary shares of 25p each in the capital of the
                                                                               Company and being subject to the restrictions set
                                                                               out in the Company's Articles of Association.
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                                                                               (9) Authorize the Directors, in accordance with
                                                                               Section 80 of the Companies Act 1985, to allot
                                                                               relevant securities as defined for the purposes of
                                                                               that Section up to an aggregate nominal amount of
Unite Group PLC                 UTG              GB0006928617    10-May-06     GBP 10,147,650; Authority expires 5 years after the
                                                                               passing of this resolution; the Directors may allot
                                                                               relevant securities after the expiry of this
                                                                               authority in pursuance of such an offer or agreement
                                                                               made prior to such expiry.
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                                                                               (S.10) Authorize the Directors, in accordance with
                                                                               Section 95 of the Act, to allot equity securities
                                                                               Section 89 of the Act for cash pursuant to the
                                                                               authority conferred by Resolution 9, disapplying the
                                                                               statutory pre-emption rights Section 89(1) of the
                                                                               Act, provided that this power is limited to the
                                                                               allotment of equity securities: a) in connection
Unite Group PLC                 UTG              GB0006928617    10-May-06     with a rights issue in favor of ordinary
                                                                               shareholders; b) up to an aggregate nominal amount
                                                                               of GBP 1,522,147; Authority expires the earlier of
                                                                               the conclusion of the next AGM or 15 months; and the
                                                                               Directors may allot equtiy securities after the
                                                                               expiry of this authority in pursuance of such an
                                                                               offer or agreement made prior to such expiry.
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                                                                               (11) Approve, in accordance with Article 104(A) of
                                                                               the Company's Articles of Association, the aggregate
                                                                               amount that may be paid to the Directors other than
                                                                               a Managing Director or an Executive Director
Unite Group PLC                 UTG              GB0006928617    10-May-06     appointed under the articles in fees by way of
                                                                               remuneration for their services as the Directors
                                                                               shall be increased to GBP 500,000 per annum or such
                                                                               larger sum as the Company may, from time to time, by
                                                                               ordinary resolution, otherwise determine.
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                                                                               (O.1) Receive the reports of the Board of Directors
LVMH Moet Hennessy Lous         MC               FR0000121014    11-May-06     and the Statutory Auditors; and approve the
Vuitton, Paris                                                                 consolidated financial statements for the FYE 31 DEC
                                                                               2005.
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                                                                               (O.2) Receive the reports of the Board of Directors,
                                                                               the President of the Board of Directors and the
LVMH Moet Hennessy Lous         MC               FR0000121014    11-May-06     Auditors' general report and approve the Company's
Vuitton, Paris                                                                 financial statements and the balance sheet for the
                                                                               YE 31 DEC 2005; grant discharge to the Members of
                                                                               the Board of Directors, for the performance of their
                                                                               duties during that said FY.
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                                                                               (O.3) Receive and approve the special report of the
LVMH Moet Hennessy Lous         MC               FR0000121014    11-May-06     Auditors on agreements governed by Article L.225-38
Vuitton, Paris                                                                 of the French Commercial Code and the agreements
                                                                               referred to therein.
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                                                                               (O.4) Approve the distributable income for the FY be
                                                                               appropriated as follows: income for the FY: EUR
                                                                               1,447,528,910.53; legal reserve: nil; retained
                                                                               earnings: EUR 1,493,583,745.61; distributable
                                                                               amount: EUR 2,941,112,656.14; allocation proposal:
                                                                               special reserve on long-term capital gains: nil;
                                                                               statutory dividend: EUR 7,349,061.15, i.e., 0.015
LVMH Moet Hennessy Lous         MC               FR0000121014    11-May-06     per share; complementary dividend: EUR
Vuitton, Paris                                                                 556,078,960.35, i.e., 1.135 per share; retained
                                                                               earnings: EUR 2,377,684,634.64; the shareholders
                                                                               will receive a net dividend of EUR 1.15 per share,
                                                                               and will entitle to the 40% allowance provided by
                                                                               the French Tax Code; the shareholders' meeting
                                                                               reminds that an interim dividend of EUR 0.25 per
                                                                               share was already paid on 02 DEC 2005, the remaining
                                                                               dividend of EUR 0.90 will be paid on 18 MAY 2006.
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                                                                               (O.5) Approve, pursuant to Article 39 of the Amended
                                                                               Finance Law for 2004, acknowledge that the special
                                                                               reserve of long-term capital gains amounts to EUR
LVMH Moet Hennessy Lous         MC               FR0000121014    11-May-06     340,055,186.70, after transfer of an amount of EUR
Vuitton, Paris                                                                 200,000,000.00 to an ordinary reserve account
                                                                               carried out in application of Resolution 4 of the
                                                                               general meeting of 12 MAY 2005, and decides to
                                                                               transfer all or part of this reserve to an ordinary
                                                                               reserve account.
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LVMH Moet Hennessy Lous         MC               FR0000121014    11-May-06     (O.6) Approve to renew the appointment of Antione
Vuitton, Paris                                                                 Bernheim as a Director for a 3-year period.
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LVMH Moet Hennessy Lous         MC               FR0000121014    11-May-06     (O.7) Approve to renew the appointment of Albert
Vuitton, Paris                                                                 Frere as a Director for a 3-year period.
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LVMH Moet Hennessy Lous         MC               FR0000121014    11-May-06     (O.8) Approve to renew the appointment of Pierre
Vuitton, Paris                                                                 Gode as a Director for a 3-year period.
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LVMH Moet Hennessy Lous         MC               FR0000121014    11-May-06     (O.9) Approve to renew the appointment of Arnaud
Vuitton, Paris                                                                 Lagadere as a Director for a 3-year period.
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LVMH Moet Hennessy Lous         MC               FR0000121014    11-May-06     (O.10) Approve to renew the appointment of Lord
Vuitton, Paris                                                                 Bayswater as a Director fo ra 3-year period.
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LVMH Moet Hennessy Lous         MC               FR0000121014    11-May-06     (O.11) Appoint Antoine Arnault as a Director for a
Vuitton, Paris                                                                 3-year period.
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                                                                               (O.12) Authorize the Board of Directors to buy back
                                                                               the Company's shares on the open market, subject to
                                                                               the conditions described below: maximum purchase
                                                                               price: EUR 130.00; maximum number of shares to be
LVMH Moet Hennessy Lous         MC               FR0000121014    11-May-06     acquired: 10% of the share capital, I.e., 48,993,741
Vuitton, Paris                                                                 shares; maximum funds invested in the share
                                                                               buybacks: EUR 6,400,000,000; authority expires after
                                                                               18-month period; and the Directors to take all
                                                                               necessary measures and accomplish all necessary
                                                                               formalities.
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                                                                               (E.13) Authorize the Board of Directors to reduce
                                                                               the share capital, on one or more ocassions, by
                                                                               canceling all or part of the shares held by the
LVMH Moet Hennessy Lous         MC               FR0000121014    11-May-06     Company in connection with a stock repurchase plan,
Vuitton, Paris                                                                 up to a maximum of 10% of the share capital over a
                                                                               24-month period; authority expires after 18-months;
                                                                               Directors to take all necessary measures and
                                                                               accomplish all necessary formalities.
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                                                                               (E.14) Authorize the Board of Directors to increase
                                                                               the share capital on one or more occasions, at its
                                                                               sole discretion, in France or abroad, in favor of
                                                                               credit institutions or Companies governed by the
                                                                               French insurance code or its equivalent abroad, by
                                                                               issuance of ordinary shares or securities giving
                                                                               access to the share capital of the company and for
                                                                               an amount that shall not exceed EUR 30,000,000.00;
LVMH Moet Hennessy Lous         MC               FR0000121014    11-May-06     authority expires after 18 months; to cancel the
Vuitton, Paris                                                                 shareholders' preferential subscription rights in
                                                                               favor of credit institutions and the companies
                                                                               governed by the insurance code or its equivalent
                                                                               abroad, this amount shall count against the nominal
                                                                               value of capital increase set forth in Resolutions
                                                                               13, 14, 15, or 18 of the general meeting of 12 MAY
                                                                               2005, and resolution 16 of the present meeting; the
                                                                               Directors to take all necessary measures and
                                                                               accomplish all necessary formalities.
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                                                                               (E.15) Authorize the Board of Directors to grant, in
                                                                               one or more transactions, to Executive and Employees
                                                                               of the Group, options giving the right either to
                                                                               subscribe for new shares in the Company to be issued
LVMH Moet Hennessy Lous         MC               FR0000121014    11-May-06     through a share capital increase, or to purchase
Vuitton, Paris                                                                 existing shares purchased by the Company, it being
                                                                               provided that the options shall not give rights to a
                                                                               total number of shares, which shall not exceed 3% of
                                                                               the share capital; authority expires after 38
                                                                               months; Directors to take all necessary general
                                                                               proxy services.
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                                                                               (E.16) Authorize the Board of Directors to increase
                                                                               the capital on one or more occasions in favor of the
                                                                               employees of the Company and related Companies who
                                                                               are Members of a Company Savings Plan, up to 3% of
LVMH Moet Hennessy Lous         MC               FR0000121014    11-May-06     the capital, this amount shall count against the
Vuitton, Paris                                                                 nominal value of any capital increase set forth in
                                                                               Resolutions 13, 14, 15, or 18 of the general meeting
                                                                               of 12 MAY 2005 and Resolution 14 of this meeting;
                                                                               Authority expires after 26 months; Directors to take
                                                                               all necessary measures and accomplish all necessary
                                                                               formalities.
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LVMH Moet Hennessy Lous         MC               FR0000121014    11-May-06     (E.17) Amend Articles 11, 12, 13, 16, 18, 23 and 29
Vuitton, Paris                                                                 of the by-laws as specified.
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Immsi SPA, Torino               IMS              IT0001413837    12-May-06     (1) Receive the balance sheet report as of 31 DEC
                                                                               2005.
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                                                                               (2) Appoint the Board of Directors after having
                                                                               stated their Members' number and their term of
Immsi SPA, Torino               IMS              IT0001413837    12-May-06     office and their emolument, Board of Director's
                                                                               Chairman and the Deputy Chairman.
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Immsi SPA, Torino               IMS              IT0001413837    12-May-06     (3) Appoint the Internal Auditor for the 3 year term
                                                                               2006-2008 and state the emolument.
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                                                                               (4) Approve to empower an Audit Company, as per
                                                                               Article 159 of the Legislative Decree 58/98, to
                                                                               review the balance sheet and the consolidated
                                                                               balance sheet reports as per Article 155 and 156 of
Immsi SPA, Torino               IMS              IT0001413837    12-May-06     the Legislative Decree 58/98, to audit the
                                                                               semi-annual report and to carry out the activities
                                                                               as per Article 155 and 165 of the aforesaid Decree
                                                                               for the years 2006-2011.
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                                                                               (O.1) Receive the financial statements for the YE 31
                                                                               DEC 2005, accompanied by reports by the Directors
Unicredito Italiano SPA         UC IM            IT0000064854    12-May-06     and the Independent Auditors report by the Board of
                                                                               Statutory Auditors and the consolidated financial
                                                                               statements and the social and environmental report.
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Unicredito Italiano SPA         UC IM            IT0000064854    12-May-06     (O.2) Approve the allocation of net profit for the
                                                                               year.
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Unicredito Italiano SPA         UC IM            IT0000064854    12-May-06     (O.3) Approve the Group Personnel long-term
                                                                               Incentive Plan for 2006.
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                                                                               (E.1) Authorize the Board of Directors on 1 or more
                                                                               occasions for a maximum period of 1 year starting
                                                                               from the date of shareholders' resolution, under the
                                                                               provisions of Section 2443 of the Italian Civil
                                                                               Code, to increase the share capital, with the
                                                                               exclusion of rights, as allowed by Section 2441.8 of
                                                                               the Italian Civil Code, for a maximum nominal amount
Unicredito Italiano SPA         UC IM            IT0000064854    12-May-06     of EUR 21,000,000 to service the exercise of options
                                                                               to subscribe to up to 42,000,000 ordinary shares in
                                                                               Unicredito Italiano of par value EUR 0.50 each, to
                                                                               reserve for the executive personnel in the holding
                                                                               Company and the Group's Bank and Companies who hold
                                                                               positions of particular importance for the purposes
                                                                               of achieving the Group's overall objectives,
                                                                               consequently amend the Articles of Association.
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                                                                               (E.2) Authorize the Board of Directors on 1 or more
                                                                               occasions for a maximum period of 5 years starting
                                                                               from the date of the shareholders' resolution, under
                                                                               the provisions of Section 2443 of the Italian Civil
                                                                               Code, to carry out a bonus capital increase, as
                                                                               allowed by the Section 2349 of the Italian Civil
                                                                               Code, for a maximum nominal amount of EUR 6,500,000
Unicredito Italiano SPA         UC IM            IT0000064854    12-May-06     corresponding to up to 13,000,000 ordinary shares in
                                                                               Unicredito Italiano of par value EUR 0.50 each, to
                                                                               allocate to the executive personnel in the holding
                                                                               company and the Group's Banks and Companies, who
                                                                               hold positions of particular importance for the
                                                                               purposes of achieving the Group's overall
                                                                               objectives, consequently amend the Articles of
                                                                               Association.
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Boehler-Uddeholm AG, Wien       BDHHY            AT0000903851    16-May-06     (1) Receive the annual statement of accounts and the
                                                                               report by the Supervisory Board.
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Boehler-Uddeholm AG, Wien       BDHHY            AT0000903851    16-May-06     (2) Approve the appropriation of net profits.
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Boehler-Uddeholm AG, Wien       BDHHY            AT0000903851    16-May-06     (3) Approve the activities undertaken by the Board
                                                                               of Directors and the Supervisory Board.
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Boehler-Uddeholm AG, Wien       BDHHY            AT0000903851    16-May-06     (4) Approve the remuneration for the Supervisory
                                                                               Board.
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Boehler-Uddeholm AG, Wien       BDHHY            AT0000903851    16-May-06     (5) Elect the balance sheet Auditor.
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                                                                               (6) Approve the capital increase by Company's own
Boehler-Uddeholm AG, Wien       BDHHY            AT0000903851    16-May-06     cash from EUR 92,692,500 to EUR 102,000,000 without
                                                                               the issue of new shares.
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Boehler-Uddeholm AG, Wien       BDHHY            AT0000903851    16-May-06     (7) Approve the split with a ratio of 1:4 so the new
                                                                               amounts of shares will be 51,000,000.
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Boehler-Uddeholm AG, Wien       BDHHY            AT0000903851    16-May-06     (8) Approve the alteration of statutes Paragraph 4.
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Boehler-Uddeholm AG, Wien       BDHHY            AT0000903851    16-May-06     (9) Elect the Supervisory Board.
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Agile Property Holdings         3383             KYG11981035     18-May-06     (1) Receive and approve the audited financial
Ltd.                                                                           statements for the YE 31 DEC 2005 together with the
                                                                               Directors' report and the Auditors' report thereon.
------------------------------------------------------------------------------------------------------------------------------------
Agile Property Holdings         3383             KYG11981035     18-May-06     (2.i) Reelect Chen Zhuo Lin as a Director.
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Agile Property Holdings         3383             KYG11981035     18-May-06     (2.ii) Reelect Chan Cheuk Yin as a Director.
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Agile Property Holdings         3383             KYG11981035     18-May-06     (2.iii) Reelect Luk Sin Fong Fion as a Director.
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Agile Property Holdings         3383             KYG11981035     18-May-06     (2.iv) Reelect Chan Cheuk Hung as a Director.
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Agile Property Holdings         3383             KYG11981035     18-May-06     (2.v) Reelect Chan Cheuk Hei as a Director.
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Agile Property Holdings         3383             KYG11981035     18-May-06     (2.vi) Reelect Chan Cheuk Nam as a Director.
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Agile Property Holdings         3383             KYG11981035     18-May-06     (2.vii) Reelect Cheng Hon Kwan as a Director.
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Agile Property Holdings         3383             KYG11981035     18-May-06     (2.viii) Reelect Kwong Che Keung Gordon as a
Ltd.                                                                           Director.
------------------------------------------------------------------------------------------------------------------------------------
Agile Property Holdings         3383             KYG11981035     18-May-06     (2.ix) Reelect Cheung Wing Yui as a Director.
Ltd.
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Agile Property Holdings         3383             KYG11981035     18-May-06     (2.x) Authorize the Remuneration Committee to fix
Ltd.                                                                           the remuneration of the Executive Directors.
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                                                                               (3) Approve the remuneration of HKD 250,000 to be
                                                                               paid to each of the Independent Non-Executive
Agile Property Holdings         3383             KYG11981035     18-May-06     Director of the Company for the YE 31 DEC 2006,
Ltd.                                                                           provided that such remuneration will be paid in
                                                                               proportion to the period of service in case of a
                                                                               Director who has not served a complete year.
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Agile Property Holdings         3383             KYG11981035     18-May-06     (4) Declare a final dividend for the YE 31 DEC 2005.
Ltd.
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Agile Property Holdings         3383             KYG11981035     18-May-06     (5) Reappoint PriceWaterhouseCoopers as the Auditors
Ltd.                                                                           of the Company and authorize the Directors to fix
                                                                               their remuneration.
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                                                                               (6.A) Authorize the Directors to repurchase the
                                                                               shares of the Company during the relevant period on
                                                                               the stock exchange of Hong Kong Limited or any other
                                                                               stock exchange on which the shares of the Company
                                                                               may be listed and recognized by the Securities and
                                                                               Futures Commission, subject to and in accordance
                                                                               with all applicable laws and the requirements of the
Agile Property Holdings         3383             KYG11981035     18-May-06     rules governing the listing of securities on the
Ltd.                                                                           stock exchange as amended from time to time, not
                                                                               exceeding 10% of the aggregate nominal amount of the
                                                                               share capital of the Company on the date of passing
                                                                               of this resolution; authority expires the earlier of
                                                                               the conclusion of the next AGM of the Company or the
                                                                               expiration of the period within which the next AGM
                                                                               is required by the Articles of Association of the
                                                                               Company or any applicable laws to be held.
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                                                                               (6.B) Authorize the Directors of the Company, during
                                                                               and after the relevant period, to allot, issue and
                                                                               deal with additional shares in the capital of the
                                                                               Company and to make or grant offers, agreements and
                                                                               options including warrants, bonds, debentures, notes
                                                                               and other securities which carry rights to subscribe
                                                                               for or are convertible into shares of the Company up
                                                                               to an aggregate nominal amount of 20% of the issued
                                                                               share capital as the passing of this resolution,
                                                                               otherwise than pursuant to: a) a rights issue; b) an
                                                                               issue of shares upon the exercise of subscription
                                                                               rights under any option scheme or similar
Agile Property Holdings         3383             KYG11981035     18-May-06     arrangement for the time being adopted for the grant
Ltd.                                                                           or issue to the grantees as specified in such scheme
                                                                               or similar arrangement of shares or rights to
                                                                               acquire shares of the Company; c) any shares issued
                                                                               pursuant to the exercise of rights of subscription
                                                                               or conversion under the terms of any existing
                                                                               warrants, bonds, debentures, notes and other
                                                                               securities of the Company which carry rights to
                                                                               subscribe for or are convertible into shares of the
                                                                               Company; and d) an issue of shares pursuant to any
                                                                               scrip dividend or similar arrangement providing for
                                                                               the allotment of shares in lieu of the whole or part
                                                                               of the dividend on shares of the Company in
                                                                               accordance with the Articles of Association of the
                                                                               Company.
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                                                                               (6.C) Approve, subject to the passing of ordinary
                                                                               resolutions 6.A and 6.B, the aggregate nominal
                                                                               amount of share capital that may be allotted or
                                                                               agreed conditionally or unconditionally to the
                                                                               Directors of the Company, pursuant to ordinary
                                                                               resolution 6.B to add the aggregate nominal amount
Agile Property Holdings         3383             KYG11981035     18-May-06     of shares of the Company repurchased or otherwise
Ltd.                                                                           acquire by the Company pursuant to the authority
                                                                               granted to the Directors of the Company under
                                                                               Resolution 6.A, not exceeding 10% of the aggregate
                                                                               nominal amount of the issued share capital of the
                                                                               Company as at the passing this resolution.
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                                                                               (1) Approve, as the case may be, of the individual
                                                                               annul accounts, balance sheet, profit and loss
                                                                               account and annual report, and the consolidated
                                                                               accounts, balance sheet, profit and loss account,
                                                                               income and expenditure statement, cash flow
Sociedad General de Aguas       AGS              ES0141330C19    19-May-06     statement and annual report; individual and
de Barcelona SA, Barcelo                                                       consolidated Management reports; all of the
                                                                               foregoing with reference to the year 2005, and
                                                                               together with the Auditors notes to the accounts;
                                                                               the activities and performance of the Board of
                                                                               Directors, the Chairman and the Management.
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Sociedad General de Aguas       AGS              ES0141330C19    19-May-06     (2) Approve, as the case may be, the proposed
de Barcelona SA, Barcelo                                                       distribution of profits and payment of a dividend
                                                                               corresponding to the Corporate YE 31 DEC 2005.
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Sociedad General de Aguas       AGS              ES0141330C19    19-May-06     (3) Approve the resignation, reappointment or
de Barcelona SA, Barcelo                                                       election of Directors; and to fix the number of
                                                                               Directors.
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Sociedad General de Aguas       AGS              ES0141330C19    19-May-06     (4) Reappoint the Auditors for the purpose of
de Barcelona SA, Barcelo                                                       auditing the individual and consolidated accounts.
------------------------------------------------------------------------------------------------------------------------------------
Sociedad General de Aguas       AGS              ES0141330C19    19-May-06     (5) Approve the information about the amendments
de Barcelona SA, Barcelo                                                       made to the regulations of the Board of Directors.
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                                                                               (6.1) Amend Article 12 of the Articles of
                                                                               Association to bring it into line with the
Sociedad General de Aguas       AGS              ES0141330C19    19-May-06     modifications made to the Spanish Limited Companies
de Barcelona SA, Barcelo                                                       Act, Ley de Sociedades Anonimas, concerning time
                                                                               period to convene general meetings.
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                                                                               (6.2) Amend Article 13 of the Articles of
                                                                               Association to refer it to the provisions of the Act
Sociedad General de Aguas       AGS              ES0141330C19    19-May-06     concerning time period to convene a general meeting
de Barcelona SA, Barcelo                                                       at the request of shareholders owning, at least 5%
                                                                               of the corporate capital.
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                                                                               (6.3) Amend Article 23 of the Articles of
                                                                               Association to specify that the expression statutory
                                                                               period of appointment does not mean maximum period,
                                                                               to standardize the appointment period of the
Sociedad General de Aguas       AGS              ES0141330C19    19-May-06     Directors, except for those appointed by the system
de Barcelona SA, Barcelo                                                       of cooption, according to the period set in the
                                                                               Articles, and to establish that the period of
                                                                               appointment shall end when the general meeting
                                                                               corresponding to the year when the period ends is
                                                                               held.
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Sociedad General de Aguas       AGS              ES0141330C19    19-May-06     (6.4) Amend Article 24 of the Articles of
de Barcelona SA, Barcelo                                                       Association, approve the honorifical president
                                                                               figure.
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                                                                               (7) Approve, with reference to the authority granted
                                                                               to the Board of Directors by the general meeting
                                                                               held on 20 MAY 2003 for the issuing of long term
                                                                               bonds for a maximum amount of EUR 500,000,000.00,
Sociedad General de Aguas       AGS              ES0141330C19    19-May-06     that such bonds may be convertible or exchangeable
de Barcelona SA, Barcelo                                                       for shares of the Company; grant new powers for the
                                                                               issuing of long term bonds and other fixed income
                                                                               securities not convertible or exchangeable for
                                                                               shares, either by the Company or by Group Companies,
                                                                               the latter either guaranteed by the Company, or not,
                                                                               for a maximum amount of EUR 3,000,000,000.00 within
                                                                               a 5-year period.
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                                                                               (8) Grant authority to the Board of Directors to
                                                                               carry out the derivative acquisition of own shares,
Sociedad General de Aguas       AGS              ES0141330C19    19-May-06     either directly or via subsidiaries, within the
de Barcelona SA, Barcelo                                                       limits and requirements of the applicable law,
                                                                               rendering void the previous responsibility.
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Sociedad General de Aguas       AGS              ES0141330C19    19-May-06     (9) Grant authority to execute, rectify and
de Barcelona SA, Barcelo                                                       complement the resolutions adopted.
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                                                                               (1) Approve the balance sheet as of 31 DEC 2005,
Finmeccanica SPA, Roma          FNC              IT0003856405    22-May-06     Board of Directors, Internal and External Auditors
                                                                               reports and resolutions related thereto.
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Finmeccanica SPA, Roma          FNC              IT0003856405    22-May-06     (2) Appoint Internal Auditors for the term 2006-2008.
------------------------------------------------------------------------------------------------------------------------------------
Finmeccanica SPA, Roma          FNC              IT0003856405    22-May-06     (3) Appoint the Internal Auditor's Chairman.
------------------------------------------------------------------------------------------------------------------------------------
Finmeccanica SPA, Roma          FNC              IT0003856405    22-May-06     (4) Approve to state the Internal Auditor's
                                                                               emolument.
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                                                                               (5) Approve the authorization to buy back and
Finmeccanica SPA, Roma          FNC              IT0003856405    22-May-06     dispose of own shares in favor of the Stock Option
                                                                               Plan.
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                                                                               (6) Appoint the External Auditors to audit the
                                                                               semi-annual reports and the annual and semi-annual
Finmeccanica SPA, Roma          FNC              IT0003856405    22-May-06     reporting package as per the Article 155 of the
                                                                               Legislative decree 58/98 for a term of 2006-2011.
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                                                                               (O.1) Approve the balance sheet and the consolidated
Eni Spa, Roma                   ENI              IT0003132476    23-May-06     balance sheet as of 31 DEC 2005 and the Board of
                                                                               Directors, Internal and External Auditors' reports.
------------------------------------------------------------------------------------------------------------------------------------
Eni Spa, Roma                   ENI              IT0003132476    23-May-06     (O.2) Approve the net income allocation.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (O.3) Grant authority to purchase own shares and
                                                                               withdrawal for the part not yet executed, and this
Eni Spa, Roma                   ENI              IT0003132476    23-May-06     authority was approved by the shareholders' meeting
                                                                               held on 27 MAY 2005.
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                                                                               (O.4) Approve the Stock Option Plan for the term
Eni Spa, Roma                   ENI              IT0003132476    23-May-06     2006-2008 and grant authority to dispose own shares
                                                                               in favor of the Plan.
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                                                                               (O.5) Approve the subscription of a Directors' and
Eni Spa, Roma                   ENI              IT0003132476    23-May-06     Officers' liability insurance in favor of Eni
                                                                               Directors and and Internal Auditors.
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                                                                               (E.1) Amend Articles 13, paragraph 1, 17, paragraph
Eni Spa, Roma                   ENI              IT0003132476    23-May-06     3, 24, paragraph 1, and 28, paragraphs 2 and 4 of
                                                                               the by-laws.
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                                                                               (1) Receive the reports of the Board of Directors
                                                                               and the Statutory Auditors and approve the
BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     consolidated financial statements for the YE 31 DEC
                                                                               2005.
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                                                                               (2) Receive the report of the Board of Directors and
                                                                               the Auditors' general report and approve the
BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     Company's financial statements and the balance sheet
                                                                               for the YE 31 DEC 2005, showing net income of EUR
                                                                               3,423,168,749.54.
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                                                                               (3) Receive the result for the FY be appropriated as
                                                                               follows: net earnings for the FY: EUR
                                                                               3,423,168,749.54; retained earnings: EUR
                                                                               8,690,141,972.17; total: EUR 12,113,310,721.71; to
                                                                               the special investment reserve: EUR 54,646,169.00;
                                                                               dividend: EUR 2,183,005,487.00; retained earnings:
                                                                               EUR 9,875,659,065.71; total: EUR 12,113,310,721.71;
BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     the shareholders will receive a net dividend of EUR
                                                                               2.60 per share of a par value of EUR 2.00, and will
                                                                               entitle to the allowance provided by the French
                                                                               General Tax Code; authorize the Board of Directors
                                                                               to register the fraction of the dividend on shares
                                                                               held by BNP Paribas in the retained earnings
                                                                               account; this dividend will be paid by cash as from
                                                                               31 MAY 2006 as required by law.
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                                                                               (4) Receive the special report of the Auditors on
                                                                               agreements governed by Article L.225-38 of the
BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     French Commercial Code and approve the said report
                                                                               and the agreements referred to therein.
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                                                                               (5) Authorize the Board of Directors to buy back the
                                                                               company's shares on the open market, subject to the
                                                                               conditions described below: maximum purchase price:
                                                                               EUR 100.00; maximum number of shares to be acquired:
BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     10% of the share capital, I.e., 84,033,110 shares;
                                                                               maximum funds invested in the share buybacks: EUR
                                                                               8,403,311,000.00; authorize the Board of Directors
                                                                               to take all necessary measures and accomplish all
                                                                               necessary formalities; authority expires for a
                                                                               period of 18 months.
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BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     (6) Appoint Mrs. Laurence Parisot as a Director for
                                                                               a 3-year period.
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BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     (7) Approve to renew the appointment of Claude
                                                                               Bebear as a Director for a 3-year period.
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BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     (8) Approve to renew the appointment of Jean-Louis
                                                                               Beffa as a Director for a 3-year period.
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BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     (9) Approve to renew the appointment of Alain Joly
                                                                               as a Director for a 3-year period.
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BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     (10) Approve to renew the appointment of Denis
                                                                               Kessler as a Director for a 3-year period.
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BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     (11) Approve to renew the appointment of Michel
                                                                               Pebereau as a Director for a 3-year period.
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                                                                               (12) Appoint Deloitteet Associates as the Statutory
                                                                               Auditor to replace Barbier Frinault et Autres,
BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     Societebeas as a Deputy Auditor to replace Richard
                                                                               Olivier, for a 6-year period.
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                                                                               (13) Approve to renew the appointment the Statutory
BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     Auditor of Mazarset Guerard, and Michel Barbet
                                                                               Massin as a Deputy Auditor for a 6-year period.
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                                                                               (14) Approve to renew the appointment of
                                                                               PriceWaterhouseCoopers Audit and the Statutory
BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     Auditor and Pierrecoll as the Deputy Auditor for a
                                                                               6-year period.
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                                                                               (15) Grant full powers to the bearer of an original,
                                                                               a copy or extract of the minutes of this meeting to
BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     carry out all filings, publications and other
                                                                               formalities prescribed by law.
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                                                                               (16) Authorize the Board of Directors to increase
                                                                               the capital, on one or more occasions, in France or
                                                                               abroad by a maximum nominal amount of EUR
                                                                               1,000,000,000.00 by issuance, with preferred
                                                                               subscription rights maintained, of ordinary shares
                                                                               and securities giving access to the capital; the
                                                                               maximum nominal amount of debt securities which may
BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     be issued shall not exceed EUR 10,000,000,000.00;
                                                                               Authority expires for a period of 26 months; this
                                                                               delegation of of powers cancels and replaces the
                                                                               unused portion of any earlier delegations to the
                                                                               same effect; authorize the Board of Directors to
                                                                               take all measures and accomplish all necessary
                                                                               formalities.
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                                                                               (17) Authorize the Board of Directors to increase
                                                                               the capital on one or more occasions, in France or
                                                                               abroad, by a maximum nominal amount of EUR
                                                                               320,000,000.00 by issuance, without preferred
                                                                               subscription rights, of ordinary shares and
                                                                               securities giving access to the capital; the maximum
BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     nominal amount of debt securities which may be
                                                                               issued shall not exceed EUR 7,000,000,000.00;
                                                                               Authority expires for a period of 26 months; this
                                                                               delegation of powers cancels and replaced the unused
                                                                               portion of any earlier delegations to the same
                                                                               effect; authorize the Board of Directors to take all
                                                                               necessary measures and accomplish all necessary
                                                                               formalities.
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                                                                               (18) Authorize the Board of Directors to increase
                                                                               the share capital, on one or more occasions, up to
                                                                               10% of the share capital, in consideration for the
                                                                               contributions in kind, granted to the Company, of
                                                                               unquoted capital securities or securities giving
                                                                               access to share capital; the maximum amount of
BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     capital increase to be carried out under this
                                                                               delegation of authority shall count against the
                                                                               nominal ceiling of EUR 320,000,000.00 concerning the
                                                                               capital increases without preferred subscription
                                                                               rights authorized by Resolution Number 17; Authority
                                                                               expires for a period of 26 months; authorize the
                                                                               Board of Directors to take all necessary measures
                                                                               and accomplish all necessary formalities.
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                                                                               (19) Authorize the Board of Directors to increase
                                                                               the share capital, on one or more occasions, to a
                                                                               maximum nominal amount of EUR 1,000,000,000.00 by
                                                                               way of capitalizing all or part of their serves,
                                                                               profits or add paid in capital, by issuing bonus
                                                                               shares or raising the par value of existing shares,
                                                                               or by a combination of these methods; this
BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     delegation of powers cancels and replaces the unused
                                                                               portion of any earlier delegations to the same
                                                                               effect; Authority expires for a period of 26 months;
                                                                               authorize the Board of Directors to take all
                                                                               necessary measures and accomplish all necessary
                                                                               formalities.
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                                                                               (20) Approve the maximum nominal amount pertaining
                                                                               to the capital increases to be carried out with the
                                                                               use of the authorizations given by Resolutions
                                                                               Number 16, 17 and 19 shall not exceed EUR
BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     1,000,000,000.00, the debt securities may be issued
                                                                               with the use of the authorizations given by
                                                                               Resolutions number 16, 17 shall not exceed EUR
                                                                               10,000,000,000.00.
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                                                                               (21) Amend the resolution number 14 aurhtorization
                                                                               to grant stock options to Corporate Officers and
                                                                               certain employees adopted by the combined
                                                                               shareholders' meeting of 18 MAY 2005; authority
                                                                               expires for a period of 38 months; the number of
BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     shares that may be subscribed or purchased through
                                                                               the exercise of outstanding option may not exceed 3%
                                                                               of the banks issued capital as of the date of this
                                                                               meeting; the total number of bonus granted by virtue
                                                                               of their Resolution number 15 of the combined
                                                                               shareholders' meeting of 18 MAY 2005 shall count
                                                                               against this ceiling.
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                                                                               (22) Authorize the Board of Directors to increase
                                                                               the share capital, on one or more occasions and at
                                                                               its discretion, by way of issuing shares in favor of
                                                                               the members of the Banks Company Savings Plan;
                                                                               authority expires for a period of 26 months; for a
BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     maximum nominal amount that shall not exceed EUR
                                                                               36,000,000.00; authorize the Board of Directors to
                                                                               take all necessary measures and accomplish all
                                                                               necessary formalities; this authorization cancels
                                                                               and replaces the unused portion of any earlier
                                                                               authorizations to the same effect.
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                                                                               (23) Authorize the Board of Directors to reduce the
                                                                               share capital, on one or more occasions, by
                                                                               canceling all or part of the BNP Paribas shares that
                                                                               the Bank currently holds or that it may acquire in
                                                                               accordance with the conditions laid down by the
                                                                               ordinary shareholders' meeting, up to a maximum of
BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     10% of the share capital over a 24-month period.
                                                                               Authority expires for a period of 18 months; it
                                                                               supersedes the authorization granted by the
                                                                               shareholders' meeting of 18 MAY 2005 in its
                                                                               Resolution number 16; authorize the Board to take
                                                                               all necessary measures and accomplish all necessary
                                                                               formalities.
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                                                                               (24) Approve the report of the Board of Directors,
                                                                               the reports of the Merger and the Merger Agreement
                                                                               signed on 27 MAR 2006; the shareholders' meeting
BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     approves: all the provisions of this merger
                                                                               Agreement, pursuant to which Societe Generale
                                                                               D'Investissements contributes to BNP Paribas,
                                                                               subject to the fulfillment of the conditions
                                                                               precedent providing for in said Agreement.
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                                                                               (25) Approve to simplify the terms and conditions of
                                                                               elections and consequently decides to amend the
BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     second paragraph of Article number 7 of the bylaws:
                                                                               Directors elected by BNP Paribas' employees.
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                                                                               (26) Grants full powers to the bearer of an
                                                                               original, a copy or extract of the minutes of this
BNP, Paribas, Paris             BNP              FR0000131104    23-May-06     meeting to carry out all filings, publications and
                                                                               other formalities prescribed by Law.
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                                                                               (1) Presentation of the approved annual and
                                                                               consolidated annual financial statements, the
                                                                               Management reports of the Deutsche Borse AG and the
Deutsche Boerse AG              581005           DE0005810055    24-May-06     Group Management report as at 31 DEC 2005, as well
                                                                               as the reports of the Supervisory Board and the
                                                                               proposal for the use of unappropriated profits.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (2) Use of unappropriated profits.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (3) Resolution to approve the acts of the Executive
                                                                               Board.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (4) Resolution to approve the acts of the
                                                                               Supervisory Board.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (5.1) Elect David Andrews to the Supervisory Board.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (5.2) Elect Udo Behrenwaldt to the Supervisory Board.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (5.3) Elect Richard Berliand to the Supervisory
                                                                               Board.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (5.4) Elect Manfred Gents to the Supervisory Board.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (5.5) Elect Richard M. Hayden to the Supervisory
                                                                               Board.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (5.6) Elect Craig Heimark to the Supervisory Board.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (5.7) Elect Herman Joseff Lamberti to the
                                                                               Supervisory Board.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (5.8) Elect Friedrich Merz to the Supervisory Board.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (5.9) Elect Friedrich von Metzler to the Supervisory
                                                                               Board.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (5.10) Elect Alessandro Profumo to the Supervisory
                                                                               Board.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (5.11) Elect Gerhard Roggemann to the Supervisory
                                                                               Board.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (5.12) Elect Erhard Schipporeit to the Supervisory
                                                                               Board.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (5.13) Elect Kurt F. Viemetz to the Supervisory
                                                                               Board.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (5.14) Elect Herbert Walter to the Supervisory Board.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (6) Creation of new authorized Capital I and amend
                                                                               the Articles of Association.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (7) Resolution on authorization to acquire own
                                                                               shares pursuant to Section 71(1) no. 8 AktG.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (8) Amendment of Section 9 of the Articles of
                                                                               Association composition, term of office.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (9) Amendment of Section 15 of the Articles of
                                                                               Association.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (10) Amendment of Section 17 of the Articles of
                                                                               Association, Chair of meetings.
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Deutsche Boerse AG              581005           DE0005810055    24-May-06     (11) Elect KPMG Deutsche Treuhand-Gesellschaft as
                                                                               the Auditor and the Group Auditor for FY 2006.
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Imperial Chemical               ICI              GB0004594973    24-May-06     (1) Receive the Company's accounts and the reports
Industries PLC                                                                 of the Directors and the Auditor for the YE 31 DEC
                                                                               2005 report and accounts.
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Imperial Chemical               ICI              GB0004594973    24-May-06     (2) Approve the Director's remuneration report
Industries PLC                                                                 contained in the report and accounts.
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Imperial Chemical               ICI              GB0004594973    24-May-06     (3) Approve the first and second interim dividends;
Industries PLC                                                                 first interim dividend of 3.75 pence and second
                                                                               interim dividend of 3.95 pence per ordinary share.
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Imperial Chemical               ICI              GB0004594973    24-May-06     (4) Reelect Lord Butler as a Director.
Industries PLC
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Imperial Chemical               ICI              GB0004594973    24-May-06     (5) Reelect P.B. Ellwood as a Director.
Industries PLC
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Imperial Chemical               ICI              GB0004594973    24-May-06     (6) Reelect R.N. Haythornthwaite as a Director.
Industries PLC
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Imperial Chemical               ICI              GB0004594973    24-May-06     (7) Reelect J.D.G. McAdam as a Director.
Industries PLC
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Imperial Chemical               ICI              GB0004594973    24-May-06     (8) Elect A.J. Brown as a Director.
Industries PLC
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Imperial Chemical               ICI              GB0004594973    24-May-06     (9) Reappoint KPMG Audit Plc as the Auditor.
Industries PLC
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Imperial Chemical               ICI              GB0004594973    24-May-06     (10) Authorize the Directors to agree to the
Industries PLC                                                                 Auditor's remuneration.
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                                                                               (11) Authorize the Directors, for the purpose of
                                                                               Section 80 of the Companies Act 1985, to allot
                                                                               relevant securities Section 80 up to an aggregate
Imperial Chemical               ICI              GB0004594973    24-May-06     nominal amount of GBP 207,576,940; Authority expires
Industries PLC                                                                 at the conclusion of the AGM of the Company in 2007;
                                                                               the Directors may allot relevant securities after
                                                                               the expiry of this authority in pursuance of such an
                                                                               offer or agreement made prior to such expiry.
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                                                                               (S.12) Authorize the Directors, subject to the
                                                                               passing of Resolution 11 and pursuant to Section 95
                                                                               of the Companies Act 1985 to allot equity securities
                                                                               Section 94(2) of the Act for cash pursuant to the
                                                                               authority conferred by Resolution 11, disapplying
                                                                               the statutory preemption rights Section 89(1) of the
                                                                               Act, provided that this power is limited to the
Imperial Chemical               ICI              GB0004594973    24-May-06     allotment of equity securities: a) in proportion to
Industries PLC                                                                 existing holdings of ordinary shares of GBP 1 each
                                                                               in the capital of the company; and b) up to an
                                                                               aggregate nominal amount of GBP 59,621,153;
                                                                               Authority expires at the conclusion of the AGM of
                                                                               the Company in 2001; the Directors may allot equity
                                                                               securities after the expiry of this authority in
                                                                               pursuance of such an offer or agreement made prior
                                                                               to such expiry.
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                                                                               (S.13) Authorize the Company to make market
                                                                               purchases Section 163(3) of the Companies Act 1985
                                                                               of up to 119,242,306 ordinary shares of GBP 1 each
                                                                               in the capital of the Company, at a minimum price of
                                                                               GBP 1 and up to 105% of the average middle market
                                                                               quotations for such shares derived from the London
Imperial Chemical               ICI              GB0004594973    24-May-06     Stock Exchange Daily Official List, over the
Industries PLC                                                                 previous 5 business days; authority expires at the
                                                                               conclusion of the next AGM of the Company in 2007;
                                                                               the Company, before the expiry, may make a contract
                                                                               to purchase ordinary shares which will or may be
                                                                               executed wholly or partly after such expiry.
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                                                                               (1) Approve the merger agreement of Nexity Initiale
                                                                               into Nexity agreed upon pursuant to a merger
                                                                               agreement signed on 14 APR 2006, providing for the
Nexity, Paris                   B037JC2          FR0010112524    24-May-06     contributions by the Company pursuant to a merger of
                                                                               all its assets, of EUR 1,245,074,474.00 with the
                                                                               corresponding taking-over of of all its liabilities
                                                                               of EUR 153,348,552.00.
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                                                                               (2) Approve the Nexity Initiale EGM approved on 22
                                                                               MAY 2006; it records that consequently the
Nexity, Paris                   B037JC2          FR0010112524    24-May-06     amalgamation-merger of Nexity Initiale shall be
                                                                               final and that the said company shall be dissolved
                                                                               without liquidation as from this moment.
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                                                                               (3) Adopt the resolutions 1 and 2, amend articles of
                                                                               the by-laws; number 6 contributions, number 7 share
                                                                               capital: the share capital is set at EUR
Nexity, Paris                   B037JC2          FR0010112524    24-May-06     160,725,570.00 and is divided into 32,145,114
                                                                               shares, of a par value of EUR 5.00 each, full paid
                                                                               in and of the same class.
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                                                                               (4) Authorize Alain Dinin and Herve Denize to take
Nexity, Paris                   B037JC2          FR0010112524    24-May-06     all necessary measures and accomplish all necessary
                                                                               formalities regarding the merger.
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                                                                               (5) Adopt the resolutions 1 and 2, the shareholders'
                                                                               meeting decides, as a result of the
                                                                               amalgamation-merger by Nexity of Nexity Initiale,
                                                                               the taking over by Nexity of all the rights and
                                                                               obligations of Nexity Initiale regarding Nexity
                                                                               Initiale 24,314 stock options granted on JUN 2002,
                                                                               still not exercsied and which can still be exercised
                                                                               / mentioned below as the options Nexity Initiale
                                                                               2002; which shall be exchanged against 412,504
                                                                               Nexity stock options mentioned below as the new
                                                                               options Nextiy 2002 with a ratio of exchange of
Nexity, Paris                   B037JC2          FR0010112524    24-May-06     16.97 new options Nexity 2002 against 1 option
                                                                               Nexity Initiale 2002 decides the taking over by
                                                                               Nexity of all the rights and obligations of Nexity
                                                                               Initiale regarding Nexity Initiale 6,626 stock
                                                                               options granted on JUN 2003, still not exercised and
                                                                               which still can be exercised mentioned below as the
                                                                               options Nexity Intiale 2003 which shall be exchanged
                                                                               against 112,149 Nexity stock options mentioned below
                                                                               as the new options Nexity 2003 with a ratio of
                                                                               exchange of 16.97 new options Nexity 2003 against 1
                                                                               option Nexity Initiale 2003.
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                                                                               (6) Approve to resolve to bring the articles of the
                                                                               by-laws into conformity with the French Law No.
Nexity, Paris                   B037JC2          FR0010112524    24-May-06     2005-842 of 26 JUL 2005 for the trust and the
                                                                               modernization of the economy concerning the
                                                                               exceeding of thresholds.
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Nexity, Paris                   B037JC2          FR0010112524    24-May-06     (7) Amend Article 10 rights and obligations linked
                                                                               to each share of the by-laws.
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                                                                               (8) Authorize the Board of Directors to increase on
                                                                               one or more occasions, in France or abroad, the
                                                                               share capital to a maximum nominal amount of EUR
                                                                               45,000,000.00 by issuance, with the shareholders'
                                                                               preferred subscription rights maintained, of shares
                                                                               or securities giving access to the share capital any
Nexity, Paris                   B037JC2          FR0010112524    24-May-06     issue of preference shares is excluded; it is
                                                                               specified that the global maximum nominal amount of
                                                                               the capital increases which may be realized in
                                                                               accordance with the present delegation and with
                                                                               those granted according to resolutions 9, 10, 11, 12
                                                                               and 13 of the present shareholders' meeting is set
                                                                               at EUR 45,000,000.00; authority expires at the end
                                                                               of 26 months.
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                                                                               (9) Authorize the Board of Directors to increase on
                                                                               one or more occasions, in France or abroad, the
                                                                               share capital to a max nominal amount of EUR
                                                                               37,500,000.00 by issuance, without pre-emptive
                                                                               subscription rights, by way of a public offering, of
                                                                               shares or securities giving access to the capital
                                                                               any issue of preference; share is excluded; these
                                                                               securities can notably be issued in consideration
Nexity, Paris                   B037JC2          FR0010112524    24-May-06     for securities brought to the company in the event
                                                                               of a public offer carried out in France or abroad;
                                                                               these securities can also be issued, in conformity
                                                                               with the legal and statutory requirements, in
                                                                               consideration for the contributions in kind granted
                                                                               to the company and comprised of capital securities
                                                                               or securities giving access to the share capital;
                                                                               authority expires at the end of 26 months.
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                                                                               (10) Authorize the Board of Directors to increase on
                                                                               one or more occasions the share capital to a maximum
                                                                               nominal amount of EUR 15,000,000.00 by issuance,
Nexity, Paris                   B037JC2          FR0010112524    24-May-06     without pre-subscription right, of shares, in favor
                                                                               of qualitified investors or belonging to a small
                                                                               group of investors; authority expires at the end of
                                                                               18 months.
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                                                                               (11) Authorize the Board of Directors to increase
                                                                               the share capital, on one or more occasions, at its
                                                                               sole discretion, in favor of employees, and former
                                                                               employees of the group, the company and French or
Nexity, Paris                   B037JC2          FR0010112524    24-May-06     foreign companies, who are Members of an Enterprise
                                                                               Savings Plan; authority expires at the end of 26
                                                                               months; and for a maximum nominal amount that shall
                                                                               not exceed EUR 2,000,000.00.
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                                                                               (12) Authorize the Board of Directors to increase
                                                                               the share capital, on one or more occasions, to a
                                                                               maximum nominal amount of EUR 45,000,000.00, by way
                                                                               of capitalizing premiums, reserves, profits or other
Nexity, Paris                   B037JC2          FR0010112524    24-May-06     means, provided that such capitalization is allowed
                                                                               by law and under the by-laws, by issuing bonus
                                                                               shares or raising the par value of existing shares
                                                                               or by a combination of these methods; authority
                                                                               expires at the end of 26 months.
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                                                                               (13) Authorize the Board of Directors to increase
                                                                               the number of securities to be issued in the event
                                                                               of a capital increase with or without preferential
                                                                               subscription right of shareholders at the same price
                                                                               as the initial issue, within the time and limits
Nexity, Paris                   B037JC2          FR0010112524    24-May-06     provided by the regulation in force that the nominal
                                                                               amount of the capital increases carried out in
                                                                               accordance with the present resolution shall count
                                                                               against the amount of the global ceiling forseen in
                                                                               Resolution 8, of the present shareholders' meeting;
                                                                               authority expires at the end of 26 months.
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                                                                               (14) Authorize the Board of Directors to reduce the
                                                                               share capital, on one or more occasions, by
                                                                               canceling all self-detained shares within the limits
Nexity, Paris                   B037JC2          FR0010112524    24-May-06     authorized by law, up to a maximum of 10% of the
                                                                               share capital of the Company over a 24-month period;
                                                                               authority expires at the end of 18 months.
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                                                                               (15) Receive the Management Report of the Board of
                                                                               Directors and the Auditors' report upon the
                                                                               financial statements for the YE 31 DEC 2005, the
                                                                               Chairman's report on the internal audit procedures
                                                                               and the running of the Board of Directors and the
Nexity, Paris                   B037JC2          FR0010112524    24-May-06     one of the Auditors' report on this last one, the
                                                                               Company's financial statements for the YE 31 DEC
                                                                               2005, showing income of EUR 83,714,226.35; if notes
                                                                               that there were no expenses that were not
                                                                               tax-deductible for the FYE 31 DEC 2005; accordingly
                                                                               grant permanent discharge to the Directors for the
                                                                               performance of their duties during said FY.
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                                                                               (16) Approve the income for the FY, I.e., EUR
                                                                               83,714,226.35 be appropriated as follows: to the
                                                                               legal reserve: EUR 4,185,711.32; distributable
                                                                               income for the FY, after having considered the
                                                                               allocation to the legal reserve; the retaining
                                                                               earnings in credit of 29,143,534.00 is of EUR
                                                                               108,672,049.03; the shareholders will receive a net
                                                                               dividend pf EUR 1.60 per share, i.e., a global
                                                                               amount of EUR 51,432,182.40 if the resolutions 1 and
                                                                               2 are adopted or EUR 47,774,396.80 if they are not
Nexity, Paris                   B037JC2          FR0010112524    24-May-06     approved; it decides to allocate the balance to the
                                                                               retained earnings; that is to say EUR 57,239,856.63,
                                                                               if the resolutions 1 and 2 are adopted or, EUR
                                                                               60,697,652.23 if they are not approved; in the event
                                                                               that the Company holds some of its own shares on the
                                                                               day of the payment of the dividend, the income
                                                                               corresponding to the unpaid dividends on such shares
                                                                               shall be allocated to the retained earnings account;
                                                                               this dividend will be paid on 31 MAY 2006, it will
                                                                               entitle to the 40% allowance provided the French Tax
                                                                               Code.
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                                                                               (17) Approve the special report of the Auditors on
                                                                               agreements governed by Article L.225-38 of the
Nexity, Paris                   B037JC2          FR0010112524    24-May-06     French Commercial Code, and the agreements referred
                                                                               to therein.
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                                                                               (18) Receive the reports of the Board of Directors
                                                                               and the Statutory Auditors, the consolidated
Nexity, Paris                   B037JC2          FR0010112524    24-May-06     financial statements for the said FY, in the form
                                                                               present to the meeting.
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                                                                               (19) Authorize the Board of Directors to buy back
                                                                               the company's shares on the open market, subject to
                                                                               the conditions described below: maximum purchase
                                                                               price: thin the limits governed by Articles 241-1 to
                                                                               241-6 of the General Rule of the Financial Market
                                                                               Authority and by the European Rule Number 2273-2003
                                                                               of 22 DEC 2003, taken to implement the directive
                                                                               2003-6-CE of 28 JAN 2003; maximum number of shares
Nexity, Paris                   B037JC2          FR0010112524    24-May-06     to be acquired: 10% of the share capital; maximum
                                                                               funds invested in the share buybacks: EUR
                                                                               180,000,000.00; authority expires at the end of 18
                                                                               months; the number of shares acquired by the Company
                                                                               with a view to their retention or their subsequent
                                                                               delivery in payment or exchange as part of the
                                                                               merger, divestment or capital contribution cannot
                                                                               exceed 6% of its capital.
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                                                                               (20) Approve to charge against the merger premium,
                                                                               an allocation to the legal reserve for an amount of
                                                                               EUR 3,239,961.00 and authorize the Board of
Nexity, Paris                   B037JC2          FR0010112524    24-May-06     Directors to charge also against this premium all or
                                                                               part of the expenses, costs and taxes due to the
                                                                               merger.
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                                                                               (21) Grant full powers to the bearer of an original,
                                                                               a copy or extract of the minutes of this meeting to
Nexity, Paris                   B037JC2          FR0010112524    24-May-06     carry out all filings, publications and other
                                                                               formalities prescribed by law.
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Resolution PLC                  BRT              GB0004342563    24-May-06     (1) Receive the Directors' report and the audited
                                                                               accounts for YE 12/31/05.
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Resolution PLC                  BRT              GB0004342563    24-May-06     (2) Approve the remuneration report for the YE
                                                                               12/31/05.
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Resolution PLC                  BRT              GB0004342563    24-May-06     (3) Declare a final dividend of 13.21 pence per
                                                                               share.
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Resolution PLC                  BRT              GB0004342563    24-May-06     (4) Elect Mike Biggs as Director of the Company.
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Resolution PLC                  BRT              GB0004342563    24-May-06     (5) Elect Sir David Cooksey as Director of the
                                                                               Company.
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Resolution PLC                  BRT              GB0004342563    24-May-06     (6) Elect Clive Cowdery as Director of the Company.
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                                                                               (7) Re-elect Paul Thompson as Director of the
Resolution PLC                  BRT              GB0004342563    24-May-06     Company, who retires in accordance with the Articles
                                                                               of Association of the Company.
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Resolution PLC                  BRT              GB0004342563    24-May-06     (8) Elect Sir Brian Williamson as Director of the
                                                                               Company.
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Resolution PLC                  BRT              GB0004342563    24-May-06     (9) Elect David Woods as a Director of the company.
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                                                                               (10) Appoint Ernst & Young as the auditor of the
                                                                               company until the conclusion of next general meeting
Resolution PLC                  BRT              GB0004342563    24-May-06     at which accounts are laid before the company and
                                                                               that their remuneration be fixed by the Directors.
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                                                                               (11) Authorize the Directors, in substitution for
                                                                               previous authority, pursuant to Section 80 of the
                                                                               Companies Act 1985, to allot relevant securities
                                                                               within the meaning of that Section up to an
Resolution PLC                  BRT              GB0004342563    24-May-06     aggregate nominal amount of GBP 6,000,000; authority
                                                                               expires on 5/23/2011; and the Directors may allot
                                                                               relevant securities after the expiry of this
                                                                               authority in pursuance of such an offer or agreement
                                                                               made prior to such expiry.
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                                                                               (S.12) Authorize the Directors to allot equity
                                                                               securities for cash pursuant to the authority
                                                                               conferred on them under Section 80 of the Act by
                                                                               that resolution, disapplying the statutory
                                                                               pre-emption rights, provided that this power is
                                                                               limited to the allotment of equity securities: a) in
Resolution PLC                  BRT              GB0004342563    24-May-06     connection with a rights issue in favor of ordinary
                                                                               shareholders; b) up to an aggregate nominal amount
                                                                               of GBP 903,133; authority expires the earlier of the
                                                                               conclusion of the AGM or 8/23/07; the Directors may
                                                                               allot equity securities after the expiry of this
                                                                               authority in pursuance of such an offer or agreement
                                                                               made prior to such expiry.
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                                                                               (S.13) Authorize the Company to make market
                                                                               purchases of ordinary shares in the capital of the
                                                                               company up to a maximum nominal value of GBP
                                                                               1,806,266 of ordinary shares, up to a min price
                                                                               equal to the nominal value of the share and up to
                                                                               105% of the average middle market quotations for
                                                                               such shares derived from the London Stock Exchange
Resolution PLC                  BRT              GB0004342563    24-May-06     daily official list, over the previous 5 dealing
                                                                               days; authority expires the earlier of the
                                                                               conclusion of the next AGM or 11/23/07; the company,
                                                                               before the expiry, may make a contract to purchase
                                                                               ordinary shares which will or may be executed wholly
                                                                               or partly after such expiry.
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                                                                               (14.) Authorize the Directors to amend the rules of
                                                                               the Resolution 2005 Long Term Incentive Plan to
Resolution PLC                  BRT              GB0004342563    24-May-06     provide the remuneration committee with discretion
                                                                               to disapply the pro-rata reduction in the event of a
                                                                               good leaver event and/or change of control.
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Onward Kashiyama Ltd            8016             JP3203500008    25-May-06     (1) Approve appropriation of profits.
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                                                                               (2) Amend Articles to: Adopt reduction of liability
                                                                               system for outside auditors; Allow disclosure of
                                                                               shareholder meeting materials on the Internet; Allow
Onward Kashiyama Ltd            8016             JP3203500008    25-May-06     use of electronic systems for public notifications;
                                                                               Approve minor revisions related to the new
                                                                               commercial code; Expand business lines.
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Onward Kashiyama Ltd            8016             JP3203500008    25-May-06     (3) Approve use of stock options for Director and
                                                                               Auditor compensation.
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Onward Kashiyama Ltd            8016             JP3203500008    25-May-06     (4) Approve provision of retirement allowance for
                                                                               Directors and Corporate Auditors.
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Babcock & Brown Ltd.            BNB              AU000000BNB2    26-May-06     (1) Adopt the remuneration report for the FYE 31 DEC
                                                                               2005.
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Babcock & Brown Ltd.            BNB              AU000000BNB2    26-May-06     (2) Reelect James Fantaci as a Director of the
                                                                               Company.
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Babcock & Brown Ltd.            BNB              AU000000BNB2    26-May-06     (3) Reelect Michael Sharpe as a Director of the
                                                                               Company.
------------------------------------------------------------------------------------------------------------------------------------
Babcock & Brown Ltd.            BNB              AU000000BNB2    26-May-06     (4) Reelect Joe Roby as a Director of the Company,
                                                                               who retires in accordance with Clause 19.4(b) of the
                                                                               Company's constitution.
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                                                                               (5) Authorize Martin Rey, a Director of the company,
                                                                               to acquire 250,000 options over unissued ordinary
                                                                               shares of the company under the terms and conditions
                                                                               of the Babcock & Brown Equity Incentive Plan and a
                                                                               corresponding number of fully paid ordinary shares
                                                                               on exercise of those options; and approve the grant
                                                                               to Richard Umbrecht, Keith McWalter and Mahmut
Babcock & Brown Ltd.            BNB              AU000000BNB2    26-May-06     Karayel as trustees of the Babcock & Brown Executive
                                                                               Achievement Share Trust of 250,000 options over
                                                                               unissued ordinary shares of the company to be held
                                                                               by the trustees to enable them to satisfy the
                                                                               options issued to Martin Rey under the terms and
                                                                               conditions of the Babcock & Brown Equity Incentive
                                                                               Plan and the exercise of those options, as
                                                                               specified.
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                                                                               (6) Authorize James Babcock, a Director of the
                                                                               company, to acquire 82,960 Bonus Deferral Rights and
                                                                               corresponding number of fully paid ordinary shares
                                                                               of the company under the terms and conditions of the
                                                                               Babcock & Brown Equity Incentive Plan and approve
                                                                               Richard Umbrecht, Keith McWalter and Mahmut Karayel
Babcock & Brown Ltd.            BNB              AU000000BNB2    26-May-06     as trustees of the Babcock & Brown Executive
                                                                               Achievement Share Trust to be issued with 82,960
                                                                               fully paid ordinary shares in the capital of the
                                                                               company, to be held by the trustees to enable them
                                                                               to satisfy their obligation to deliver shares to
                                                                               James Babcock on vesting of his bonus deferral
                                                                               rights.
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                                                                               (7) Authorize Phillip Green, a Director of the
                                                                               company, to acquire 270,942 Bonus Deferral Rights
                                                                               and a corresponding number of fully paid ordinary
                                                                               shares of the company under the terms and conditions
                                                                               of the Babcock & Brown Equity Incentive Plan and
                                                                               approve Babcock & Brown Executive Services Pty Ltd
Babcock & Brown Ltd.            BNB              AU000000BNB2    26-May-06     as trustees of the Babcock & Brown Australian
                                                                               Incentive Trust or any replacement trustee of that
                                                                               trust to be issued with 270,942 fully paid ordinary
                                                                               shares in the capital of the company, to be held by
                                                                               the trustees to enable them to satisfy its
                                                                               obligation to deliver shares to Phillp Green on
                                                                               vesting of his bonus deferral rights.
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                                                                               (8) Authorize Martin Rey, a Director of the company,
                                                                               to acquire 221,159 Bonus Deferral Rights and
                                                                               corresponding number of fully paid ordinary shares
                                                                               of the company under the terms and conditions of the
                                                                               Babcock & Brown Equity Incentive Plan and approve
                                                                               Richard Umbrecht, Keith McWalter and Mahmut Karayel
Babcock & Brown Ltd.            BNB              AU000000BNB2    26-May-06     as trustees of the Babcock & Brown Executive
                                                                               Achievement Share Trust to be issued with 221,159
                                                                               fully paid ordinary shares in the capital of the
                                                                               company, to be held by the trustees to enable them
                                                                               to satisfy their obligation to deliver shares to
                                                                               Martin Rey on vesting of his bonus deferral rights.
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                                                                               (9) Authorize James Fantaci, a Director of the
                                                                               company, to acquire 82,960 Bonus Deferral Rights and
                                                                               corresponding number of fully paid ordinary shares
                                                                               of the company under the terms and conditions of the
                                                                               Babcock & Brown Limited Equity Incentive Plan and
                                                                               approve Richard Umbrecht, Keith McWalter and Mahmut
                                                                               Karayel as trustees of the Babcock & Brown Executive
Babcock & Brown Ltd.            BNB              AU000000BNB2    26-May-06     Achievement Share Trust to be issued with 82,960
                                                                               fully paid ordinary shares in the capital of the
                                                                               company, to be held by the trustees to enable them
                                                                               to satisfy their obligations to deliver shares to
                                                                               James Fantaci on vesting of his bonus deferral
                                                                               rights.
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                                                                               (10) Approve, for the purpose of Listing Rule 7.4 of
                                                                               the Listing Rules of Australian Stock Exchange
                                                                               Limited, the issue of 2,648,160 Babcock & Brown
Babcock & Brown Ltd.            BNB              AU000000BNB2    26-May-06     subordinated notes by the company during the period
                                                                               since the date of the last AGM of the company 27 MAY
                                                                               2005 and also of any substandard issue of shares
                                                                               under the terms of such subordinated notes.
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Babcock & Brown Ltd.            BNB              AU000000BNB2    26-May-06     (11) Appoint Ernst & Young as the company's Auditor.
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MedioBanca- Banca di            MB IN            IT0000062957    29-May-06     (1) Approve the deliberations pursuant to Article 6
Credito Financiario Spa,                                                       and in accordance with the Ministerial Decree
Milano                                                                         161/1998 revoke mandate of the Directors, Internal
                                                                               Auditors and/or CEO.
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Pan Fish ASA                    PAN              NO0003054108    30-May-06     (1) Elect the Chairman of the meeting and a person
                                                                               to co-sign the minutes.
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Pan Fish ASA                    PAN              NO0003054108    30-May-06     (2) Approve the notice of meeting and the proposed
                                                                               agenda.
------------------------------------------------------------------------------------------------------------------------------------
Pan Fish ASA                    PAN              NO0003054108    30-May-06     (3) Approve the annual accounts and the annual
                                                                               report for the FY 2005.
------------------------------------------------------------------------------------------------------------------------------------
Pan Fish ASA                    PAN              NO0003054108    30-May-06     (4) Approve the remuneration to the Members of the
                                                                               Board.
------------------------------------------------------------------------------------------------------------------------------------
Pan Fish ASA                    PAN              NO0003054108    30-May-06     (5) Approve the remuneration to the company's
                                                                               Auditor.
------------------------------------------------------------------------------------------------------------------------------------
Pan Fish ASA                    PAN              NO0003054108    30-May-06     (6) Elect the Board Members.
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                                                                               (7) Authorize the Board to acquire own shares,
                                                                               pursuant to the regulations in the Norwegian Public
                                                                               Limited Companies Act, Sections 9-2, 9-3 and 9-4, to
                                                                               acquire the company's own shares fully paid up; the
                                                                               amount to be paid for shares acquired in accordance
                                                                               with this authorization shall be no more than NOK
                                                                               12.00 and no less than NOK 0.75; this authorization
                                                                               may be employed at one or several occasions; however
                                                                               own shares may only be acquired if the total nominal
                                                                               value of the portfolio of shares after the
Pan Fish ASA                    PAN              NO0003054108    30-May-06     acquisition does not exceed 10% of the company's
                                                                               registered share capital at the time of acquisition
                                                                               and provided the acquisition does not result in the
                                                                               share capital minus the total nominal value of the
                                                                               share capital being reduced beyond the minimum share
                                                                               capital permitted according to the Norwegian Public
                                                                               Limited Companies Act Section 3-1(1); acquisition of
                                                                               own shares according to this authorization may only
                                                                               take place if the company's distributable reserves
                                                                               according to the most recent balance sheet at the
                                                                               time of acquisition exceeds the amount to be paid
                                                                               for the shares.
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                                                                               (8) Authorize the Board, pursuant to the Norwegian
                                                                               Public Limited Companies Act Section 10-14, to
                                                                               increase the share capital by up to NOK 19,575,000
                                                                               through a subscription of up to 26,100,000 new
                                                                               shares at NOK 0.75 each and in accordance with the
                                                                               authorization the share capital increase shall be
                                                                               carried out at the time and in the manner that the
                                                                               Board finds to be the most appropriate with respect
                                                                               to the company and the shareholders; this
                                                                               authorization may be employed at 1 or several
                                                                               occasions within the amount determined; the Board
                                                                               may depart from the pre-emptive rights of
Pan Fish ASA                    PAN              NO0003054108    30-May-06     shareholders to subscribe for new shares pursuant to
                                                                               the Norwegian Public Limited Companies Act, Section
                                                                               10-4; the terms of subscription, including
                                                                               subscription price, will be determined by the Board
                                                                               in more detail, and the Board will make the
                                                                               necessary amendments to the Articles of Association
                                                                               to reflect the capital increases, under the
                                                                               provisions of authorization; authority expires at
                                                                               the end of 2 years and will exist in addition to any
                                                                               previous non-expired share issue authorizations
                                                                               granted to the Board.
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                                                                               (9) Please note that this is a shareholder's
                                                                               proposal: Authorize the Board to take the necessary
                                                                               measures to ensure that the Company employs methods
Pan Fish ASA                    PAN              NO0003054108    30-May-06     in the framing of fish that will help prevent the
                                                                               spreading of diseases and escaping fish, as well as
                                                                               to ensure that all fodder used in the production
                                                                               originates from sustainable fishing.
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Greek Organization of           OPAP             GRS419003009    31-May-06     (1) Approve the financial statements for the FY
Football Prognostics SA                                                        2005, the reports of the Board of Directors and the
OPAP                                                                           Auditors.
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Greek Organization of           OPAP             GRS419003009    31-May-06     (2) Approve the profit appropriation.
Football Prognostics SA
OPAP
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Greek Organization of           OPAP             GRS419003009    31-May-06     (3) Approve the exemption of the Board of Directors
Football Prognostics SA                                                        Members and the Auditors from any liability for
OPAP                                                                           indemnity for the FY 2005.
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Greek Organization of           OPAP             GRS419003009    31-May-06     (4) Elect the Certified Auditors, 2 regular and 2
Football Prognostics SA                                                        substitute for FY 2006 and approve their fees.
OPAP
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                                                                               (5) Approve the Board of Director's Chairman and the
Greek Organization of           OPAP             GRS419003009    31-May-06     Managing Directors monthly remuneration,
Football Prognostics SA                                                        productivity bonus and representation expenses, and
OPAP                                                                           the Board of Directors Member's and Secretary's
                                                                               remuneration for FY 2006.
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Greek Organization of           OPAP             GRS419003009    31-May-06     (6) Approve the participation of the Members of the
Football Prognostics SA                                                        Board of Directors in Committees and their fees for
OPAP                                                                           the 7th FY 01 JAN 2006 to 31 DEC 2006.
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Greek Organization of           OPAP             GRS419003009    31-May-06     (7) Amend the Articles 1, 14, 29, 49, 51 and 53 of
Football Prognostics SA                                                        the company's Articles of Association, as specified.
OPAP
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Greek Organization of           OPAP             GRS419003009    31-May-06     (8) Various announcements.
Football Prognostics SA
OPAP
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                                                                               (1) Presentation of the adopted annual financial
                                                                               statements and Management report as well as the
IWKA AG                         IWK GY           DE0006204407     1-Jun-06     approved consolidated financial statements and
                                                                               consolidated Management report for the Group for the
                                                                               2005 FY, together with the report of the Supervisory
                                                                               Board.
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IWKA AG                         IWK GY           DE0006204407     1-Jun-06     (2) Discharge from responsibility of the Members of
                                                                               the Executive Board.
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IWKA AG                         IWK GY           DE0006204407     1-Jun-06     (3) Discharge from responsibility of the Supervisory
                                                                               Board.
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                                                                               (4) Resolution concerning the revocation of tranches
                                                                               I, II and III of authorized capital according to
                                                                               Section 4, paragraphs 5, 6 and 7 of the Articles of
                                                                               Incorporation and creation of new authorized capital
                                                                               together with the authorization of a partial
                                                                               exclusion of subscription rights as well as a
IWKA AG                         IWK GY           DE0006204407     1-Jun-06     corresponding amendment of the Articles of
                                                                               Incorporation; report by the Executive Board to the
                                                                               AGM pursuant to Section 203, paragraph 2, sentence 2
                                                                               in conjunction with Section 186, paragraph 4,
                                                                               sentence 2 AKTG regarding agenda item 4 concerning
                                                                               the reasons for the exclusion of subscription rights
                                                                               in connection with agenda item 4.
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IWKA AG                         IWK GY           DE0006204407     1-Jun-06     (5) Elect Prof. Dr. Ing. Gerd Hirzinger to the
                                                                               Supervisory Board.
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IWKA AG                         IWK GY           DE0006204407     1-Jun-06     (6) Resolution concerning emoluments received by the
                                                                               Supervisory Board and a corresponding amendment of
                                                                               the Articles of Incorporation.
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                                                                               (7) Resolution on the authorization to purchase and
                                                                               use treasury shares pursuant to Section 71,
                                                                               paragraph 1, no. 8 Stock Corporation Act; report by
IWKA AG                         IWK GY           DE0006204407     1-Jun-06     the Executive Board concerning the exclusion of
                                                                               subscription rights with respect to the disposal of
                                                                               treasury stock pursuant to Section 71, paragraph 1,
                                                                               no. 8, section 186, paragraph 4, sentence 2 AKTG in
                                                                               connection with agenda item 7.
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IWKA AG                         IWK GY           DE0006204407     1-Jun-06     (8) Elect Ernst & Young AG,
                                                                               Wirtschaftsprufungsgesellschaft, Stuttgart, as the
                                                                               Auditors for the 2006 FY.
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Compagnie de Saint-Gobain       SGO              FR0000125007    29-May-06     (O1) Receive the reports of the BoD and the auditors
SA, Paris-La Defense                                                           and approve the company's financial statements and
                                                                               the balance sheet for the FY 12/31/05.
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Compagnie de Saint-Gobain       SGO              FR0000125007    29-May-06     (O2) Receive the reports of the BoD and the
SA, Paris-La Defense                                                           statutory auditors and approve the consolidated
                                                                               financial statements for the said FY.
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                                                                               (O3) Acknowledge the net income for the FY is EUR
                                                                               525,129,870.16 and the prior retained earnings on
                                                                               12/31/05 are of EUR 1,276,092,914.17 represent a
                                                                               total of EUR 1,801,222,784.33 and approve the
                                                                               recommendation of the BoD and resolves: to carry
Compagnie de Saint-Gobain       SGO              FR0000125007    29-May-06     forward EUR 1,341,593,472.89; to withdraw to pay to
SA, Paris-La Defense                                                           the shareholders EUR 67,592,545.80 as a first
                                                                               dividend, EUR 392,036,765.64 as an additional
                                                                               dividend, i.e., a total of EUR 459,629,311.44. The
                                                                               shareholders will receive a net dividend of EUR 1.36
                                                                               per share and will entitle to the 40% allowance
                                                                               provided by the French Tax Code, this dividend will
                                                                               be paid on 6/22/06.
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                                                                               (O4) Receive the special report of the auditors on
Compagnie de Saint-Gobain       SGO              FR0000125007    29-May-06     agreements governed by Article L.225-40 of the
SA, Paris-La Defense                                                           French Commercial Code and approve said report and
                                                                               the agreements referred to therein.
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                                                                               (O5) Authorize the BoD to buy back the company's
                                                                               shares on the open market; maximum purchase price
                                                                               EUR 75.00, minimum sale price EUR 23.00, maximum
                                                                               number of shares to be acquired 10% of the share
                                                                               capital, the number of shares acquired by the
                                                                               company with a view to their retention or their
Compagnie de Saint-Gobain       SGO              FR0000125007    29-May-06     subsequent delivery in payment or exchange as part
SA, Paris-La Defense                                                           of a merger, divestment or capital contribution
                                                                               cannot exceed 5% of its capital, max funds invested
                                                                               in the share buybacks EUR 2,589,422,025,
                                                                               corresponding to the 34,525,627 shares purchased at
                                                                               the price of EUR 75.00 information valid on 4/1/06;
                                                                               authority given for 18 month period.
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Compagnie de Saint-Gobain       SGO              FR0000125007    29-May-06     (O6) Appoint Pierre-Andre de Chalendar as Director,
SA, Paris-La Defense                                                           to replace Daniel Bernard for 4 year period.
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Compagnie de Saint-Gobain       SGO              FR0000125007    29-May-06     (O7) Approve to renew the appt of Cabinet KPMG audit
SA, Paris-La Defense                                                           as the statutory auditor for a 6 year period.
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Compagnie de Saint-Gobain       SGO              FR0000125007    29-May-06     (O8) Approve to renew the appt of Jean-Paul
SA, Paris-La Defense                                                           Vellutinin as Deputy Auditor for 6 year period.
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Compagnie de Saint-Gobain       SGO              FR0000125007    29-May-06      (O9) Approve to award total annual fees of EUR
SA, Paris-La Defense                                                           800,000 to Directors.
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                                                                               (E10) Authorize the BoD to decide on the issuance of
                                                                               warrants giving the right to subscribe with
                                                                               preferential terms and conditions for shares in the
                                                                               company and their allotment for free to all of the
                                                                               company's shareholders before the end of the period
                                                                               of public offer; the nominal max amount of capital
Compagnie de Saint-Gobain       SGO              FR0000125007    29-May-06     increase which can result from the exercise of
SA, Paris-La Defense                                                           warrants shall not exceed EUR 680,000,000; the max
                                                                               number of equity warrants which can be issued shall
                                                                               not exceed a number equal to the number of shares
                                                                               comprising the share capital during the issuance of
                                                                               the warrants, authority is granted for 18 months.
------------------------------------------------------------------------------------------------------------------------------------
Compagnie de Saint-Gobain       SGO              FR0000125007    29-May-06      (E11) Grant full powers to the bearer of a copy or
SA, Paris-La Defense                                                           an extract of the minutes of the present to carry
                                                                               out all filings, publications and other formalities.
------------------------------------------------------------------------------------------------------------------------------------
HongKong Land Holdings,         HKHGY            BMG4587L1090    14-Jun-06     (1) Receive and approve the financial statements and
Ltd.                                                                           the Independent Auditors' report for the YE 31 DEC
                                                                               2005, and declare a final dividend.
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HongKong Land Holdings,         HKHGY            BMG4587L1090    14-Jun-06     (2.A) Reelect R.C. Kwok as a Director.
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
HongKong Land Holdings,         HKHGY            BMG4587L1090    14-Jun-06     (2.B) Reelect A.J.L. Nightingale as a Director.
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
HongKong Land Holdings,         HKHGY            BMG4587L1090    14-Jun-06     (3) Approve to fix the Directors' fees.
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
HongKong Land Holdings,         HKHGY            BMG4587L1090    14-Jun-06     (4) Reappoint the Auditors and authorize the
Ltd.                                                                           Directors to fix their remuneration.
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                                                                               (5) Authorize the Directors to allot or issue shares
                                                                               and to make and grant offers, agreements and options
                                                                               which would or might require shares to be allotted,
                                                                               issued or disposed of during or after the end of the
                                                                               relevant period, (a), otherwise than pursuant to a
                                                                               Rights Issue subject to such exclusions or other
                                                                               arrangements as the Directors may deem necessary or
HongKong Land Holdings,         HKHGY            BMG4587L1090    14-Jun-06     expedient in relation to fractional entitlements or
Ltd.                                                                           legal or practical problems under the laws of, or
                                                                               the requirements of any recognized regulatory body
                                                                               or any stock exchange in any territory or upon
                                                                               conversion of the USD 400,000,000 2.75% guaranteed
                                                                               convertible bonds convertible into full-paid shares
                                                                               of the company, not exceeding USD 11.4 million;
                                                                               Authority expires the earlier of the conclusion of
                                                                               the next AGM or the expiration of the period within
                                                                               which such meeting is required by law.
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                                                                               (6) Authorize the Directors to purchase its own
                                                                               shares, subject to and in accordance with all
                                                                               applicable laws and regulations, during the relevant
                                                                               period the aggregate nominal amount of shares of the
                                                                               Company which the Company may purchase, shall be
                                                                               less than 15% of the aggregate nominal amount of the
                                                                               existing issued share capital of the Company at the
                                                                               date of this meeting, and such approval shall be
                                                                               limited accordingly; and the approval of this
                                                                               resolution shall, where permitted by applicable laws
                                                                               and regulations and subject to the limitation of
                                                                               this resolution, extend to permit the purchase of
                                                                               shares of the Company (i) by subsidiaries of the
HongKong Land Holdings,         HKHGY            BMG4587L1090    14-Jun-06     Company and (ii) pursuant to the terms of put
Ltd.                                                                           warrants or financial instruments having similar
                                                                               effect Put Warrants whereby the Company can be
                                                                               required to purchase its own shares, provided that
                                                                               where Put Warrants are issued or offered pursuant to
                                                                               a rights issue, the price which the Company may pay
                                                                               for shares purchased on exercise of Put Warrants
                                                                               shall not exceed 15% more than the average of the
                                                                               market quotations for the shares for a period of not
                                                                               more than 30 nor less than 5 dealing days falling 1
                                                                               day prior to the date of any public announcement by
                                                                               the Company of the proposed issue of Put Warrants;
                                                                               Authority expires on the conclusion of the next AGM
                                                                               or the expiration of the period within which such
                                                                               meeting is required by law.
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Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (1) Approve appropriation of profits.
Kubota Ltd.)
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                                                                               (2) Amend Articles to: Allow Disclosure of
                                                                               shareholder meeting materials on the Internet; Allow
Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     use of electronic systems for public notifications;
Kubota Ltd.)                                                                   Approve minor revisions related to the new
                                                                               commercial code; Reduce authorized capital.
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Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (3) Amend Articles to: Create a new Article for
Kubota Ltd.)                                                                   dividends; Allow Board to approve the matters
                                                                               related to surplus dividend, etc.
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Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (4.1) Appoint a Director.
Kubota Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (4.2) Appoint a Director.
Kubota Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (4.3) Appoint a Director.
Kubota Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (4.4) Appoint a Director.
Kubota Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (4.5) Appoint a Director.
Kubota Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (4.6) Appoint a Director.
Kubota Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (4.7) Appoint a Director.
Kubota Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (4.8) Appoint a Director.
Kubota Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (4.9) Appoint a Director.
Kubota Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (4.10) Appoint a Director.
Kubota Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (4.11) Appoint a Director.
Kubota Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (4.12) Appoint a Director.
Kubota Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (4.13) Appoint a Director.
Kubota Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (4.14) Appoint a Director.
Kubota Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (4.15) Appoint a Director.
Kubota Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (4.16) Appoint a Director.
Kubota Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (4.17) Appoint a Director.
Kubota Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (4.18) Appoint a Director.
Kubota Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (4.19) Appoint a Director.
Kubota Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (4.20) Appoint a Director.
Kubota Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly           KUB              JP3266400005    23-Jun-06     (4.21) Appoint a Director.
Kubota Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (1) Approve appropriation of profits: Term-end
                                                                               dividend - Ordinary dividend JPY 9,000; Corporate
Japan Tobacco, Inc.             2914             JP3726800000    23-Jun-06     officer's bonuses JPY 119,000,000 (including JPY
                                                                               20,800,000 to the Corporate Auditors.)
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                                                                               (2) Amend the Articles of Incorporation: allow use
Japan Tobacco, Inc.             2914             JP3726800000    23-Jun-06     of electronic systems for public notifications,
                                                                               approve revisions related to the new commercial code.
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.             2914             JP3726800000    23-Jun-06     (3.1) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.             2914             JP3726800000    23-Jun-06     (3.2) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.             2914             JP3726800000    23-Jun-06     (3.3) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.             2914             JP3726800000    23-Jun-06     (3.4) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.             2914             JP3726800000    23-Jun-06     (3.5) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.             2914             JP3726800000    23-Jun-06     (3.6) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.             2914             JP3726800000    23-Jun-06     (3.7) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.             2914             JP3726800000    23-Jun-06     (3.8) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.             2914             JP3726800000    23-Jun-06     (3.9) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.             2914             JP3726800000    23-Jun-06     (3.10) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.             2914             JP3726800000    23-Jun-06     (4) Approve provision of retirement allowance for
                                                                               Directors.
------------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group,         8411             JP3885780001    27-Jun-06     (1) Approve appropriation of profits.
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group,         8411             JP3885780001    27-Jun-06     (2) Approve repurchase of company's own stock
Inc.                                                                           (preferred stock).
------------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group,         8411             JP3885780001    27-Jun-06     (3) Amend the Articles of Incorporation: approve
Inc.                                                                           revisions related to the new commercial code.
------------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group,         8411             JP3885780001    27-Jun-06     (4.1) Elect a Director.
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group,         8411             JP3885780001    27-Jun-06     (4.2) Elect a Director.
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group,         8411             JP3885780001    27-Jun-06     (5) Appoint a Corporate Auditor.
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group,         8411             JP3885780001    27-Jun-06     (6) Grant retirement allowances to the retiring
Inc.                                                                           Corporate Auditor.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (1) Approve appropriation of profits: term-end
Nissan Motor Co. Ltd.           7201             JP3672400003    27-Jun-06     dividend, ordinary dividend JPY 15, Directors'
                                                                               bonuses JPY 390,000,000.
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                                                                               (2) Amend the Articles of Incorporation: allow use
Nissan Motor Co. Ltd.           7201             JP3672400003    27-Jun-06     of electronic systems for public notifications;
                                                                               approve revisions related to the new commercial code.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (3) Approve issuance of share acquisition rights as
Nissan Motor Co. Ltd.           7201             JP3672400003    27-Jun-06     stock options to employees of the company and
                                                                               directors and employees of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Nissan Motor Co. Ltd.           7201             JP3672400003    27-Jun-06     (4.1) Appoint a corporate Auditor.
------------------------------------------------------------------------------------------------------------------------------------
Nissan Motor Co. Ltd.           7201             JP3672400003    27-Jun-06     (4.2) Appoint a corporate Auditor.
------------------------------------------------------------------------------------------------------------------------------------
Nissan Motor Co. Ltd.           7201             JP3672400003    27-Jun-06     (5) Approve provision of retirement allowance for
                                                                               corporate Auditors.
------------------------------------------------------------------------------------------------------------------------------------
Praktiker Bau - Und             PRA              DE000A0F6MD5    27-Jul-06     (1) Presentation of the financial statements and the
Heimwerkermaerkte Holding                                                      annual report for the abbreviated 2005 FY with the
AG, K                                                                          report of the Supervisory Board, the Group financial
                                                                               statements and the Group annual report.
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                                                                               (2) Resolution on the appropriation of the
Praktiker Bau - Und             PRA              DE000A0F6MD5    27-Jul-06     distributable profit of EUR 26,362,626.92 as
Heimwerkermaerkte Holding                                                      follows: payment of a dividend of EUR 0.45 per
AG, K                                                                          share. EUR 262,626.92 shall be carried forward
                                                                               ex-dividend and payable date: 6/28/06.
------------------------------------------------------------------------------------------------------------------------------------
Praktiker Bau - Und             PRA              DE000A0F6MD5    27-Jul-06     (3) Ratification of the acts of the Board of
Heimwerkermaerkte Holding                                                      Managing Directors.
AG, K
------------------------------------------------------------------------------------------------------------------------------------
Praktiker Bau - Und             PRA              DE000A0F6MD5    27-Jul-06     (4) Ratification of the acts of the Supervisory
Heimwerkermaerkte Holding                                                      Board.
AG, K
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Praktiker Bau - Und             PRA              DE000A0F6MD5    27-Jul-06     (5) Appointment of PriceWaterhouseCoopers as the
Heimwerkermaerkte Holding                                                      auditors for the 2006 FY.
AG, K
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Praktiker Bau - Und             PRA              DE000A0F6MD5    27-Jul-06     (6.1) Elect Dr. Kay Hafner as a member of the
Heimwerkermaerkte Holding                                                      Supervisory Board.
AG, K
------------------------------------------------------------------------------------------------------------------------------------
Praktiker Bau - Und             PRA              DE000A0F6MD5    27-Jul-06     (6.2) Elect Ulrich Grillo as a member of the
Heimwerkermaerkte Holding                                                      Supervisory Board.
AG, K
------------------------------------------------------------------------------------------------------------------------------------
Praktiker Bau - Und             PRA              DE000A0F6MD5    27-Jul-06     (7) Approval of the control and profit transfer
Heimwerkermaerkte Holding                                                      agreement with the Company's wholly owned subsidiary
AG, K                                                                          Praktiker Services Holding Gmbh, effective from
                                                                               1/1/06 until at least 12/31/2010.
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                                                                               (8) Resolution on the authority to issue warrant
                                                                               and/or convertible bonds, the creation of contingent
                                                                               capital and the corresponding amendments to the
                                                                               Articles of Assoc; the Board of Managing Directors
                                                                               shall be authorized to issue bonds of up to EUR
                                                                               600,000,000 having a term of up to 15 years and
                                                                               conferring an option or conversion right for new
                                                                               shares of the company, on or before 6/26/2011,
                                                                               shareholders subscription rights may be excluded if
Praktiker Bau - Und             PRA              DE000A0F6MD5    27-Jul-06     the bonds are issued at a price not materially below
Heimwerkermaerkte Holding                                                      their market price, as well as for residual amounts
AG, K                                                                          and for the issue of bonds against payment in kind,
                                                                               and insofar as subscription rights are granted to
                                                                               holders of previously issued bonds; the share
                                                                               capital shall be increased by up to EUR 29,000,000
                                                                               through the issue of up to 29,000,000 new bearer
                                                                               shares, insofar as conversion or option rights are
                                                                               exercised.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (9) Various amendments to the Articles of
                                                                               Association, including the provision that attendance
Praktiker Bau - Und             PRA              DE000A0F6MD5    27-Jul-06     and voting at the shareholders meeting be contingent
Heimwerkermaerkte Holding                                                      upon shareholders registering with the company by
AG, K                                                                          the 7th day before the meeting, and providing
                                                                               evidence of their shareholding as per the 21st day
                                                                               before the meeting.
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                                                                               (1) Receive the management report of the Board of
                                                                               Directors, the report of the Chairman and the
                                                                               Auditors' report and approve the Company's financial
CBO Terrotiroa, Ste Marie       ALCBO            FR0010193979    28-Jun-06     statements and the balance sheet for the YE 31 DEC
                                                                               2005, as presented and grant permanent discharge to
                                                                               the Directors for the performance of their duties
                                                                               during the said FY.
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                                                                               (2) Receive the reports of the Board and the
                                                                               Statutory Auditors and approve the consolidated
CBO Terrotiroa, Ste Marie       ALCBO            FR0010193979    28-Jun-06     financial statements for the said FY, in the form
                                                                               presented to the meeting.
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                                                                               (3) Approve the recommendation of the Board of
                                                                               Directors and to appropriate the income for the FY
                                                                               to the retained earnings: income for the FY: EUR
                                                                               497,591.45, prior retained earnings: (EUR
                                                                               227,610.94), impact paid off-owned capital: EUR
                                                                               25,265.29, result to be allocated: EUR 295,245.80,
CBO Terrotiroa, Ste Marie       ALCBO            FR0010193979    28-Jun-06     allocation of the results special reserve: EUR
                                                                               14,762.29, retained earnings: EUR 280,483.51, the
                                                                               ordinary shareholders' meeting notes that no
                                                                               dividend was paid since the setting up of the
                                                                               Company and no dividend will be paid for the current
                                                                               year.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (4) Receive the special report of the Auditors on
CBO Terrotiroa, Ste Marie       ALCBO            FR0010193979    28-Jun-06     Regulated Agreements and approve the said report and
                                                                               the agreements referred to therein.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (5) Approve to award total annual fees of EUR
CBO Terrotiroa, Ste Marie       ALCBO            FR0010193979    28-Jun-06     7,000,000 to the Board of Directors for the 2006 FY
                                                                               and the later ones.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (6) Ratify the co-optation of Martine Brac De La
CBO Terrotiroa, Ste Marie       ALCBO            FR0010193979    28-Jun-06     Perriere as a Director, and approve the financial
                                                                               statements for the FYE 31 DEC 2009.
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                                                                               (7) Authorize the Board of Directors to buy back the
                                                                               Company's shares on the open market, subject to the
                                                                               maximum purchase price: EUR 5.00, minimum sale
                                                                               price: EUR 2.50, maximum number of shares to be
                                                                               acquired: 5% of the share capital, i.e., a maximum
CBO Terrotiroa, Ste Marie       ALCBO            FR0010193979    28-Jun-06     number of 1,233,100 shares, maximum funds invested
                                                                               in the share buybacks: EUR 6,165,500; Authority
                                                                               expires at the end of 18 months; it cancels and
                                                                               replaces the authorization granted on 04 MAR 2005 to
                                                                               take all necessary measures and accomplish all
                                                                               necesssary formalities.
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                                                                               (8) Approve to increase the share capital by way of
                                                                               issuing shares in cash, in favor of employees of the
                                                                               Company who are Members of a Company Savings Plan
                                                                               initiated by the Company, this delegation is given
CBO Terrotiroa, Ste Marie       ALCBO            FR0010193979    28-Jun-06     for a nominal amount that shall not exceed 3% of the
                                                                               capital and authorize the Board of Directors to take
                                                                               all necessary measures and accomplish all necessary
                                                                               formalities.
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                                                                               (9) Authorize the Board of Directors to grant, in
                                                                               1or more transactions, to employees or certain of
                                                                               them or certain categories of employees or the
                                                                               Corporate Officers of the Company CBO Territoria and
                                                                               related Companies, options giving the right either
CBO Terrotiroa, Ste Marie       ALCBO            FR0010193979    28-Jun-06     to subscribe for new shares in the Company and/or to
                                                                               purchase existing shares purchased by the Company-
                                                                               it being provided that the options shall not give
                                                                               rights to a total number of shares, which shall
                                                                               exceed 5% of the share capital; Authority expires at
                                                                               the end of 38 months to take all necessary measures
                                                                               and accomplish all necessary formalities.
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                                                                               (10) Grant full powers to the bearer of an original,
                                                                               a copy or extract of the minutes of this meeting to
CBO Terrotiroa, Ste Marie       ALCBO            FR0010193979    28-Jun-06     carry out all filings, publications and other
                                                                               formalities prescribed by Law.
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.           NMR              JP3762600009    28-Jun-06     (1) Amend the Articles of Incorporation: Approve
                                                                               revisions related to the new commercial code.
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.           NMR              JP3762600009    28-Jun-06     (2.1) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.           NMR              JP3762600009    28-Jun-06     (2.2) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.           NMR              JP3762600009    28-Jun-06     (2.3) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.           NMR              JP3762600009    28-Jun-06     (2.4) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.           NMR              JP3762600009    28-Jun-06     (2.5) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.           NMR              JP3762600009    28-Jun-06     (2.6) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.           NMR              JP3762600009    28-Jun-06     (2.7) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.           NMR              JP3762600009    28-Jun-06     (2.8) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.           NMR              JP3762600009    28-Jun-06     (2.9) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.           NMR              JP3762600009    28-Jun-06     (2.10) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.           NMR              JP3762600009    28-Jun-06     (2.11) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.           NMR              JP3762600009    28-Jun-06     (3) Approve issuance of share acquisition rights as
                                                                               stock options.
------------------------------------------------------------------------------------------------------------------------------------
Belluna Co. Ltd.                BLUNY            JP3835650007    29-Jun-06     (1) Approve appropriation of profits.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (2) Amend Articles to: allow disclosure of
                                                                               shareholder meeting materials on the Internet;
                                                                               appoint independent auditors; approve minor
Belluna Co. Ltd.                BLUNY            JP3835650007    29-Jun-06     revisions related to the new commercial code; expand
                                                                               business lines; allow use of electronic systems for
                                                                               public notifications.
------------------------------------------------------------------------------------------------------------------------------------
Belluna Co. Ltd.                BLUNY            JP3835650007    29-Jun-06     (3.1) Appoint a Director.
------------------------------------------------------------------------------------------------------------------------------------
Belluna Co. Ltd.                BLUNY            JP3835650007    29-Jun-06     (3.2) Appoint a Director.
------------------------------------------------------------------------------------------------------------------------------------
Belluna Co. Ltd.                BLUNY            JP3835650007    29-Jun-06     (3.3) Appoint a Director.
------------------------------------------------------------------------------------------------------------------------------------
Belluna Co. Ltd.                BLUNY            JP3835650007    29-Jun-06     (3.4) Appoint a Director.
------------------------------------------------------------------------------------------------------------------------------------
Belluna Co. Ltd.                BLUNY            JP3835650007    29-Jun-06     (3.5) Appoint a Director.
------------------------------------------------------------------------------------------------------------------------------------
Belluna Co. Ltd.                BLUNY            JP3835650007    29-Jun-06     (3.6) Appoint a Director.
------------------------------------------------------------------------------------------------------------------------------------
Belluna Co. Ltd.                BLUNY            JP3835650007    29-Jun-06     (4) Approve retirement benefits to Directors.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (1) Approve appropriation of profits: term-end
                                                                               dividend - ordinary dividend JPY 4.5, Corporate
The Bank of Kyoto, Ltd.         8369             JP3251200006    29-Jun-06     officers' bonuses JPY 90,000,000 (including JPY
                                                                               4,500,000 to the Corporate Auditors.)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (2) Amend the Articles of Incorporation: increase
The Bank of Kyoto, Ltd.         8369             JP3251200006    29-Jun-06     authorized capital, approve revisions related to the
                                                                               new commercial code.
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.         8369             JP3251200006    29-Jun-06     (3.1) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.         8369             JP3251200006    29-Jun-06     (3.2) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.         8369             JP3251200006    29-Jun-06     (3.3) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.         8369             JP3251200006    29-Jun-06     (3.4) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.         8369             JP3251200006    29-Jun-06     (3.5) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.         8369             JP3251200006    29-Jun-06     (3.6) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.         8369             JP3251200006    29-Jun-06     (3.7) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.         8369             JP3251200006    29-Jun-06     (3.8) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.         8369             JP3251200006    29-Jun-06     (3.9) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.         8369             JP3251200006    29-Jun-06     (3.10) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.         8369             JP3251200006    29-Jun-06     (3.11) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.         8369             JP3251200006    29-Jun-06     (3.12) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.         8369             JP3251200006    29-Jun-06     (3.13) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.         8369             JP3251200006    29-Jun-06     (3.14) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.         8369             JP3251200006    29-Jun-06     (3.15) Elect a Director.
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.         8369             JP3251200006    29-Jun-06     (4) Appoint a substitute Corporate Auditor.
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.         8369             JP3251200006    29-Jun-06     (5) Approve provision of retirement allowance for
                                                                               Directors.
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.         8369             JP3251200006    29-Jun-06     (6) Amend the compensation to be received by
                                                                               Directors and Corporate Auditors.
------------------------------------------------------------------------------------------------------------------------------------
Kitz Corp.                      6498             JP3240700009    29-Jun-06     (1) Approve appropriation of profits.
------------------------------------------------------------------------------------------------------------------------------------
Kitz Corp.                      6498             JP3240700009    29-Jun-06     (2) Approve payment of bonuses to Directors.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (3) Amend Articles to: adopt reduction of liability
                                                                               system for all auditors; allow company to repurchase
                                                                               its own shares; allow disclosure of shareholder
                                                                               meeting materials on the Internet; allow use of
Kitz Corp.                      6498             JP3240700009    29-Jun-06     electronic systems for public notifications; appoint
                                                                               independent auditors; approve minor revisions
                                                                               related to the new commercial code; reduce term of
                                                                               office for Directors.
------------------------------------------------------------------------------------------------------------------------------------
Kitz Corp.                      6498             JP3240700009    29-Jun-06     (4.1) Appoint a Director.
------------------------------------------------------------------------------------------------------------------------------------
Kitz Corp.                      6498             JP3240700009    29-Jun-06     (4.2) Appoint a Director.
------------------------------------------------------------------------------------------------------------------------------------
Kitz Corp.                      6498             JP3240700009    29-Jun-06     (4.3) Appoint a Director.
------------------------------------------------------------------------------------------------------------------------------------
Kitz Corp.                      6498             JP3240700009    29-Jun-06     (4.4) Appoint a Director.
------------------------------------------------------------------------------------------------------------------------------------
Kitz Corp.                      6498             JP3240700009    29-Jun-06     (4.5) Appoint a Director.
------------------------------------------------------------------------------------------------------------------------------------
Kitz Corp.                      6498             JP3240700009    29-Jun-06     (4.6) Appoint a Director.
------------------------------------------------------------------------------------------------------------------------------------
Kitz Corp.                      6498             JP3240700009    29-Jun-06     (4.7) Appoint a Director.
------------------------------------------------------------------------------------------------------------------------------------
Kitz Corp.                      6498             JP3240700009    29-Jun-06     (5) Amend the compensation to be received by
                                                                               Directors.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &         1983             JP3594200002    29-Jun-06     (1) Approve appropriation of profits.
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
                                                                               (2) Amend Articles to: allow disclosure of
Toshiba Plant Systems &         1983             JP3594200002    29-Jun-06     shareholder meeting materials on the Internet; allow
Services Corp.                                                                 use of electronic systems for public notifications;
                                                                               approve minor revisions related to the new
                                                                               commercial code.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &         1983             JP3594200002    29-Jun-06     (3.1) Appoint a Director.
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &         1983             JP3594200002    29-Jun-06     (3.2) Appoint a Director.
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &         1983             JP3594200002    29-Jun-06     (3.3) Appoint a Director.
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &         1983             JP3594200002    29-Jun-06     (3.4) Appoint a Director.
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &         1983             JP3594200002    29-Jun-06     (3.5) Appoint a Director.
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &         1983             JP3594200002    29-Jun-06     (3.6) Appoint a Director.
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &         1983             JP3594200002    29-Jun-06     (3.7) Appoint a Director.
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &         1983             JP3594200002    29-Jun-06     (3.8) Appoint a Director.
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &         1983             JP3594200002    29-Jun-06     (3.9) Appoint a Director.
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &         1983             JP3594200002    29-Jun-06     (3.10) Appoint a Director.
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &         1983             JP3594200002    29-Jun-06     (4.1) Appoint a supplementary Auditor.
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &         1983             JP3594200002    29-Jun-06     (4.2) Appoint a supplementary Auditor.
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &         1983             JP3594200002    29-Jun-06     (4.3) Appoint an outside Auditor.
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &         1983             JP3594200002    29-Jun-06     (5) Approve payment of bonuses to Directors and
Services Corp.                                                                 Corporate Auditors.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &         1983             JP3594200002    29-Jun-06     (6) Approve provision of retirement allowance for
Services Corp.                                                                 Corporate Auditors.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    FUND'S VOTE FOR OR
                                                                                  AGAINST PROPOSAL, OR
                                        WHO PROPOSED          WHETHER FUND           ABSTAIN; FOR OR           WHETHER VOTE WAS
                                       MATTER: ISSUER         CAST VOTE ON         WITHHOLD REGARDING          FOR OR AGAINST
ISSUER OF PORTFOLIO SECURITY           / SHAREHOLDER             MATTER           ELECTION OF DIRECTORS          MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
PNC Bank                                   Issuer                  Voted              For proposal                  For

------------------------------------------------------------------------------------------------------------------------------------
PNC Bank                                   Issuer                  Voted              For proposal                  For
------------------------------------------------------------------------------------------------------------------------------------

PNC Bank                                   Issuer                  Voted              For proposal                  For

------------------------------------------------------------------------------------------------------------------------------------
PNC Bank                                   Issuer                  Voted              For proposal                  For
------------------------------------------------------------------------------------------------------------------------------------
PNC Bank                                   Issuer                  Voted              For proposal                  For
------------------------------------------------------------------------------------------------------------------------------------
PNC Bank                                   Issuer                  Voted              For proposal                  For
------------------------------------------------------------------------------------------------------------------------------------
PHS Group PLC                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
PHS Group PLC                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
PHS Group PLC                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
PHS Group PLC                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
PHS Group PLC                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
PHS Group PLC                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
PHS Group PLC                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
PHS Group PLC                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
PHS Group PLC                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


Nestle SA                                  Issuer                See below                  --               No recommendation



------------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                  Issuer                  Voted                 Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                  Issuer                  Voted                   For               No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                  Issuer                  Voted                 Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------




Nestle SA                                  Issuer                See below                  --               No recommendation




------------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                  Issuer                  Voted            Against proposal         No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                  Issuer                  Voted            Against proposal         No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                  Issuer                  Voted            Against proposal         No recommendation
------------------------------------------------------------------------------------------------------------------------------------







Nestle SA                                  Issuer                See below                  --               No recommendation






------------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                  Issuer                  Voted            Against proposal         No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                  Issuer                  Voted            Against proposal         No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                  Issuer                  Voted            Against proposal         No recommendation
------------------------------------------------------------------------------------------------------------------------------------





Nestle SA                                  Issuer                See below                  --               No recommendation




------------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                  Issuer                  Voted            Against proposal         No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                  Issuer                  Voted            Against proposal         No recommendation
------------------------------------------------------------------------------------------------------------------------------------



Nestle SA                                  Issuer                See below                  --               No recommendation


------------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                  Issuer                  Voted            Against proposal         No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                  Issuer                  Voted            Against proposal         No recommendation
------------------------------------------------------------------------------------------------------------------------------------




Fresenenius Med Care                       Issuer                  Voted            Against proposal         No recommendation
Aktiengesellschaft






------------------------------------------------------------------------------------------------------------------------------------


Fresenenius Med Care                       Issuer                  Voted            Against proposal         No recommendation
Aktiengesellschaft




------------------------------------------------------------------------------------------------------------------------------------






Fresenenius Med Care
Aktiengesellschaft                         Issuer                  Voted              For proposal           No recommendation









------------------------------------------------------------------------------------------------------------------------------------



Fresenenius Med Care                       Issuer                  Voted              For proposal           No recommendation
Aktiengesellschaft




------------------------------------------------------------------------------------------------------------------------------------



Fresenenius Med Care                    Shareholder                Voted              For proposal           No recommendation
Aktiengesellschaft




------------------------------------------------------------------------------------------------------------------------------------
Kone Corp.                                 Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Kone Corp.                                 Issuer                  Voted            Against proposal         No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Eircom Group PLC
                                           Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Eircom Group PLC                           Issuer                  Voted              For proposal                  For


------------------------------------------------------------------------------------------------------------------------------------

Lottomatica                                Issuer                  Voted              For proposal           No recommendation




------------------------------------------------------------------------------------------------------------------------------------


Hera  SPA, Bologna                         Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Hera  SPA, Bologna                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Hera  SPA, Bologna                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Ryanair Holdings PLC                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Ryanair Holdings PLC                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Ryanair Holdings PLC                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Ryanair Holdings PLC                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Ryanair Holdings PLC                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Ryanair Holdings PLC                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Ryanair Holdings PLC                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


IG Group Holdings PLC                      Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
IG Group Holdings PLC                      Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
IG Group Holdings PLC                      Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
IG Group Holdings PLC                      Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
IG Group Holdings PLC                      Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
IG Group Holdings PLC                      Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------








IG Group Holdings PLC                      Issuer                  Voted              For proposal           No recommendation








------------------------------------------------------------------------------------------------------------------------------------





IG Group Holdings PLC                      Issuer                  Voted              For proposal           No recommendation






------------------------------------------------------------------------------------------------------------------------------------






IG Group Holdings PLC                      Issuer                  Voted              For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


SBS Broadcasting S.A.                      Issuer                  Voted            Against proposal              Against


------------------------------------------------------------------------------------------------------------------------------------

SBS Broadcasting S.A.                      Issuer                  Voted            Against proposal              Against

------------------------------------------------------------------------------------------------------------------------------------
SBS Broadcasting S.A.                      Issuer                  Voted            Against proposal              Against

------------------------------------------------------------------------------------------------------------------------------------

SBS Broadcasting S.A.                      Issuer                  Voted            Against proposal              Against

------------------------------------------------------------------------------------------------------------------------------------
SBS Broadcasting S.A.                      Issuer                  Voted            Against proposal              Against


------------------------------------------------------------------------------------------------------------------------------------

SBS Broadcasting S.A.                      Issuer                  Voted            Against proposal              Against
------------------------------------------------------------------------------------------------------------------------------------
Gaz De France                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Gaz De France                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Gaz De France                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Gaz De France                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Gaz De France                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Gaz De France                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


Gaz De France                              Issuer                  Voted              For proposal           No recommendation




------------------------------------------------------------------------------------------------------------------------------------





Unite Group PLC                            Issuer                  Voted              For proposal           No recommendation







------------------------------------------------------------------------------------------------------------------------------------









Linmark Group Ltd                          Issuer                  Voted              For proposal           No recommendation








------------------------------------------------------------------------------------------------------------------------------------

M.J.Maillis SA                             Issuer                  Voted                 Abstain             No recommendation

------------------------------------------------------------------------------------------------------------------------------------

MedioBanca                                 Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
MedioBanca                                 Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
IWKA AG                                    Issuer                 No vote                 None               No recommendation
------------------------------------------------------------------------------------------------------------------------------------
IWKA AG                                    Issuer                  Voted              For proposal                  For
------------------------------------------------------------------------------------------------------------------------------------
IWKA AG                                    Issuer                  Voted              For proposal                  For
------------------------------------------------------------------------------------------------------------------------------------
IWKA AG                                    Issuer                  Voted              For proposal                  For
------------------------------------------------------------------------------------------------------------------------------------
IWKA AG                                    Issuer                  Voted              For proposal                  For
------------------------------------------------------------------------------------------------------------------------------------
IWKA AG                                    Issuer                  Voted              For proposal                  For
------------------------------------------------------------------------------------------------------------------------------------
IWKA AG                                    Issuer                  Voted              For proposal                  For
------------------------------------------------------------------------------------------------------------------------------------
SNAM RETE GAS SPA                          Issuer                  Voted              For proposal                  For
------------------------------------------------------------------------------------------------------------------------------------
SNAM RETE GAS SPA                          Issuer                  Voted              For proposal                  For
------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


Pernod-Ricard, Paris                       Issuer                  Voted            Against proposal         No recommendation


------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------

Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------

Pernod-Ricard, Paris
                                           Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------




Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------

Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Pernod-Ricard, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Julius Baer Holding AG                     Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Julius Baer Holding AG                     Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Julius Baer Holding AG                     Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

ABN Amro Holding NV                        Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
ABN Amro Holding NV                        Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
ABN Amro Holding NV                        Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
ABN Amro Holding NV                        Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Sun Hung Kai Properties Ltd.               Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sun Hung Kai Properties Ltd.               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------






Sun Hung Kai Properties Ltd.               Issuer                  Voted              For proposal           No recommendation







------------------------------------------------------------------------------------------------------------------------------------











Sun Hung Kai Properties Ltd.               Issuer                  Voted              For proposal           No recommendation






------------------------------------------------------------------------------------------------------------------------------------

Sun Hung Kai Properties Ltd.               Issuer                  Voted              For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------


Unite Group PLC                            Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
SES Global SA, Luxembourg                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
SES Global SA, Luxembourg                  Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------

SES Global SA, Luxembourg                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
SES Global SA, Luxembourg                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
SES Global SA, Luxembourg                  Issuer                  Voted                 Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Unicredito Italiano SPA                    Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------


Unicredito Italiano SPA
                                           Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Unicredito Italiano SPA                    Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Songa Offshore ASA                         Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------










Hilton Group PLC                           Issuer                  Voted              For proposal                  For










------------------------------------------------------------------------------------------------------------------------------------

Hilton Group PLC                           Issuer                  Voted              For proposal                  For
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
IAWS Group PLC                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Cargotec OYJ                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Cargotec OYJ                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Cargotec OYJ                               Issuer                  Voted            Against proposal         No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Cargotec OYJ                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Cargotec OYJ                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Cargotec OYJ                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Cargotec OYJ                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Cargotec OYJ                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Cargotec OYJ                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Investor AB                                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Investor AB                                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Investor AB                                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Investor AB                                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Investor AB                                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


Investor AB                                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Investor AB                                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Investor AB                                Issuer                  Voted              For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------
Investor AB                                Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Investor AB                                Issuer                  Voted            Against proposal         No recommendation


------------------------------------------------------------------------------------------------------------------------------------
Investor AB                                Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Investor AB                                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------



Investor AB                                Issuer                  Voted              For proposal           No recommendation




------------------------------------------------------------------------------------------------------------------------------------

Investor AB                                Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Investor AB                                Issuer                  Voted              For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------
Investor AB                                Issuer                  Voted              For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------





Investor AB                                Issuer                  Voted              For proposal           No recommendation






------------------------------------------------------------------------------------------------------------------------------------
Investor AB                                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Investor AB                                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Investor AB                                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Neste Oil                                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Neste Oil                                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Neste Oil                                  Issuer                  Voted                 Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Neste Oil                                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Neste Oil                                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Neste Oil                                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Neste Oil                                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Neste Oil                                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Siam Cement Public Co. Ltd.                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Siam Cement Public Co. Ltd.                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Siam Cement Public Co. Ltd.                Issuer                  Voted                 Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Acta Holding                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Acta Holding                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Acta Holding                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Acta Holding                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


Acta Holding                               Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Acta Holding                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Acta Holding                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Acta Holding                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Acta Holding                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


NHN Corporation                            Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
NHN Corporation                            Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
NHN Corporation                            Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
NHN Corporation                            Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

NHN Corporation                            Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
NHN Corporation                            Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
NHN Corporation                            Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Finansbank A S                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Finansbank A S                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


Finansbank A S                             Issuer                  Voted              For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------
Finansbank A S                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------



Finansbank A S                             Issuer                  Voted              For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------
Finansbank A S                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Finansbank A S                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Finansbank A S                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Finansbank A S                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Finansbank A S                             Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Finansbank A S                             Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sampo PLC                                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sampo PLC                                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sampo PLC                                  Issuer                  Voted            Against proposal         No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sampo PLC                                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sampo PLC                                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sampo PLC                                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sampo PLC                                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sampo PLC                                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Sampo PLC                                  Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Sampo PLC                                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sika AG, BAAR                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sika AG, BAAR                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sika AG, BAAR                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sika AG, BAAR                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sika AG, BAAR                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sika AG, BAAR                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sika AG, BAAR                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sika AG, BAAR                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sika AG, BAAR                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Kasikornbank Public Company                Issuer                  Voted              For proposal           No recommendation
Limited
------------------------------------------------------------------------------------------------------------------------------------
Kasikornbank Public Company                Issuer                  Voted              For proposal           No recommendation
Limited
------------------------------------------------------------------------------------------------------------------------------------
Kasikornbank Public Company                Issuer                  Voted              For proposal           No recommendation
Limited
------------------------------------------------------------------------------------------------------------------------------------
Kasikornbank Public Company                Issuer                  Voted              For proposal           No recommendation
Limited
------------------------------------------------------------------------------------------------------------------------------------
Kasikornbank Public Company                Issuer                  Voted              For proposal           No recommendation
Limited
------------------------------------------------------------------------------------------------------------------------------------
Kasikornbank Public Company                Issuer                  Voted              For proposal           No recommendation
Limited
------------------------------------------------------------------------------------------------------------------------------------
Kasikornbank Public Company                Issuer                  Voted              For proposal           No recommendation
Limited
------------------------------------------------------------------------------------------------------------------------------------
Kasikornbank Public Company                Issuer                  Voted                 Abstain             No recommendation
Limited
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------

Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson                   Issuer                  Voted            Against proposal         No recommendation


------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------






Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation






------------------------------------------------------------------------------------------------------------------------------------



Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation




------------------------------------------------------------------------------------------------------------------------------------

Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------

Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------



Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation




------------------------------------------------------------------------------------------------------------------------------------

Telefon AB L.M. Ericsson                Shareholder                Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Telefon AB L.M. Ericsson                   Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
PTT Pub Co. Ltd.                           Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
PTT Pub Co. Ltd.                           Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
PTT Pub Co. Ltd.                           Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

PTT Pub Co. Ltd.                           Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
PTT Pub Co. Ltd.                           Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
PTT Pub Co. Ltd.                           Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
PTT Pub Co. Ltd.                           Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


PTT Pub Co. Ltd.
                                           Issuer                  Voted              For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------

PTT Pub Co. Ltd.                           Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
PTT Pub Co. Ltd.                           Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
PTT Pub Co. Ltd.                           Issuer                  Voted                 Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------



Sulzer AG, Winterthur                      Issuer                  Voted              For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                Issuer                  Voted            Against proposal         No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Syngenta AG                                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Syngenta AG                                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------





Zurich Financial Services,
Zuerich                                    Issuer                  Voted              For proposal           No recommendation





------------------------------------------------------------------------------------------------------------------------------------
Chocoladefabriken Lindt &                  Issuer                  Voted              For proposal                  For
Spruengli AG, Kilchberg


------------------------------------------------------------------------------------------------------------------------------------
Banche Popolari Unite Scarl                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Banche Popolari Unite Scarl                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Banche Popolari Unite Scarl                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Banche Popolari Unite Scarl                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Banche Popolari Unite Scarl                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


Banche Popolari Unite Scarl                Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Electrolux AB                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Electrolux AB                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Electrolux AB                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Electrolux AB                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Electrolux AB                              Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Electrolux AB                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Electrolux AB                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


Electrolux AB                              Issuer                  Voted              For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------
Electrolux AB                              Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Electrolux AB                              Issuer                  Voted            Against proposal         No recommendation
------------------------------------------------------------------------------------------------------------------------------------







Electrolux AB                              Issuer                  Voted              For proposal           No recommendation







------------------------------------------------------------------------------------------------------------------------------------



Electrolux AB                              Issuer                  Voted              For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------



Electrolux AB                              Issuer                  Voted              For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------


Electrolux AB                              Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Electrolux AB                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------




















Electrolux AB                              Issuer                  Voted              For proposal           No recommendation

















------------------------------------------------------------------------------------------------------------------------------------

Electrolux AB                              Issuer                  Voted              For proposal           No recommendation










------------------------------------------------------------------------------------------------------------------------------------







Electrolux AB                              Issuer                  Voted              For proposal           No recommendation












------------------------------------------------------------------------------------------------------------------------------------








Electrolux AB                              Issuer                  Voted              For proposal           No recommendation








------------------------------------------------------------------------------------------------------------------------------------










Electrolux AB                              Issuer                  Voted              For proposal           No recommendation











------------------------------------------------------------------------------------------------------------------------------------















Electrolux AB                              Issuer                  Voted              For proposal           No recommendation














------------------------------------------------------------------------------------------------------------------------------------

















Electrolux AB                              Issuer                  Voted              For proposal           No recommendation















------------------------------------------------------------------------------------------------------------------------------------










Electrolux AB                              Issuer                  Voted              For proposal           No recommendation










------------------------------------------------------------------------------------------------------------------------------------





Electrolux AB                              Issuer                  Voted              For proposal           No recommendation




------------------------------------------------------------------------------------------------------------------------------------

Electrolux AB                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Electrolux AB                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Assa Abloy AB                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Assa Abloy AB                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Assa Abloy AB                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Assa Abloy AB                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Assa Abloy AB                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Assa Abloy AB                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Assa Abloy AB                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------



Assa Abloy AB                              Issuer                  Voted              For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------

Assa Abloy AB                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Assa Abloy AB                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Assa Abloy AB                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Assa Abloy AB                              Issuer                  Voted            Against proposal         No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Assa Abloy AB                              Issuer                  Voted              For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------




Assa Abloy AB                              Issuer                  Voted              For proposal           No recommendation







------------------------------------------------------------------------------------------------------------------------------------



Assa Abloy AB                              Issuer                  Voted              For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------


Assa Abloy AB                              Issuer                  Voted              For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------



Assa Abloy AB                              Issuer                  Voted              For proposal           No recommendation




------------------------------------------------------------------------------------------------------------------------------------



Assa Abloy AB                              Issuer                  Voted              For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------

Assa Abloy AB                              Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Assa Abloy AB                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Carrefour SA, Paris                        Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Carrefour SA, Paris                        Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Carrefour SA, Paris                        Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Carrefour SA, Paris                        Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Carrefour SA, Paris                        Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


Carrefour SA, Paris                        Issuer                  Voted              For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------
Carrefour SA, Paris                        Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Carrefour SA, Paris                        Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------

Azimut Holding SPA, Milano                 Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Azimut Holding SPA, Milano                 Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Azimut Holding SPA, Milano                 Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Azimut Holding SPA, Milano                 Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Assicurazioni Generali SPA,                Issuer                  Voted              For proposal           No recommendation
Trieste
------------------------------------------------------------------------------------------------------------------------------------
Assicurazioni Generali SPA,                Issuer                  Voted              For proposal           No recommendation
Trieste
------------------------------------------------------------------------------------------------------------------------------------
Assicurazioni Generali SPA,                Issuer                  Voted              For proposal           No recommendation
Trieste

------------------------------------------------------------------------------------------------------------------------------------


Assicurazioni Generali SPA,
Trieste                                    Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Assicurazioni Generali SPA,                Issuer                  Voted              For proposal           No recommendation
Trieste
------------------------------------------------------------------------------------------------------------------------------------
Assicurazioni Generali SPA,                Issuer                  Voted              For proposal           No recommendation
Trieste

------------------------------------------------------------------------------------------------------------------------------------

Assicurazioni Generali SPA,
Trieste                                    Issuer                  Voted              For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------


Credit Suisse Group, Zuerich               Issuer                  Voted              For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------
Hagemeyer NV                               Issuer                 No Vote                  N/A               No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Hagemeyer NV                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Hagemeyer NV                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Hagemeyer NV                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Hagemeyer NV                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Hagemeyer NV                               Issuer                  Voted            Against proposal         No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Hagemeyer NV                               Issuer                  Voted            Against proposal         No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Hagemeyer NV                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Hagemeyer NV                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Hagemeyer NV                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Hagemeyer NV                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Hagemeyer NV                               Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Hagemeyer NV                               Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Hagemeyer NV                               Issuer                  Voted              For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------
Hagemeyer NV                               Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Hagemeyer NV                               Issuer                  Voted                 Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Hagemeyer NV                               Issuer                 No Vote                  N/A               No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Lagardere SCA, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Lagardere SCA, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Lagardere SCA, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Lagardere SCA, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Lagardere SCA, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Lagardere SCA, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Lagardere SCA, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Lagardere SCA, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Lagardere SCA, Paris                       Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------




Lagardere SCA, Paris                       Issuer                  Voted              For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------
Lagardere SCA, Paris                       Issuer                  Voted                 Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------
CRH plc                                    Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
CRH plc                                    Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
CRH plc                                    Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
CRH plc                                    Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
CRH plc                                    Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
CRH plc                                    Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
CRH plc                                    Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------




CRH plc                                    Issuer                  Voted              For proposal           No recommendation






------------------------------------------------------------------------------------------------------------------------------------
CRH plc                                    Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------








CRH plc                                    Issuer                  Voted              For proposal           No recommendation






------------------------------------------------------------------------------------------------------------------------------------
CRH plc                                    Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------





CRH plc                                    Issuer                  Voted              For proposal           No recommendation




------------------------------------------------------------------------------------------------------------------------------------
Irish Continental Group PLC                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Irish Continental Group PLC                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Irish Continental Group PLC                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Irish Continental Group PLC                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Irish Continental Group PLC                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Irish Continental Group PLC                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Irish Continental Group PLC                Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------



Volkswagen AG                              Issuer                  Voted              For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------



Volkswagen AG                              Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------

Volkswagen AG                              Issuer                  Voted              For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------

Volkswagen AG                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Volkswagen AG                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Volkswagen AG                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Volkswagen AG                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Volkswagen AG                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Volkswagen AG                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------








Volkswagen AG                              Issuer                  Voted              For proposal           No recommendation








------------------------------------------------------------------------------------------------------------------------------------







Volkswagen AG                              Issuer                  Voted              For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------
Volkswagen AG                              Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Grafton Group plc                          Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Grafton Group plc                          Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Grafton Group plc                          Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Grafton Group plc                          Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Grafton Group plc                          Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Grafton Group plc                          Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Grafton Group plc                          Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Grafton Group plc                          Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Grafton Group plc                          Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Grafton Group plc                          Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Grafton Group plc                          Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Grafton Group plc                          Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Grafton Group plc                          Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------




Vinci, SA, Rueil Malmaison                 Issuer                  Voted              For proposal           No recommendation






------------------------------------------------------------------------------------------------------------------------------------
Vinci, SA, Rueil Malmaison                 Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------














Vinci, SA, Rueil Malmaison                 Issuer                  Voted              For proposal           No recommendation














------------------------------------------------------------------------------------------------------------------------------------
Vinci, SA, Rueil Malmaison                 Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------





Vinci, SA, Rueil Malmaison                 Issuer                  Voted              For proposal           No recommendation




------------------------------------------------------------------------------------------------------------------------------------

Vinci, SA, Rueil Malmaison                 Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Vinci, SA, Rueil Malmaison                 Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Vinci, SA, Rueil Malmaison                 Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Vinci, SA, Rueil Malmaison                 Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Vinci, SA, Rueil Malmaison                 Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Vinci, SA, Rueil Malmaison                 Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------








Vinci, SA, Rueil Malmaison                 Issuer                  Voted              For proposal           No recommendation










------------------------------------------------------------------------------------------------------------------------------------




Vinci, SA, Rueil Malmaison                 Issuer                  Voted              For proposal           No recommendation





------------------------------------------------------------------------------------------------------------------------------------



Vinci, SA, Rueil Malmaison                 Issuer                  Voted              For proposal           No recommendation




------------------------------------------------------------------------------------------------------------------------------------




Vinci, SA, Rueil Malmaison                 Issuer                  Voted              For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------



Vinci, SA, Rueil Malmaison                 Issuer                  Voted                 Abstain             No recommendation


------------------------------------------------------------------------------------------------------------------------------------

Vinci, SA, Rueil Malmaison                 Issuer                  Voted                 Abstain             No recommendation


------------------------------------------------------------------------------------------------------------------------------------


Fresenius AG, Bad Homburg                  Issuer               The shares
                                                                  have no
                                                               voting rights               N/A               No recommendation


------------------------------------------------------------------------------------------------------------------------------------
                                                                The shares
Fresenius AG, Bad Homburg                  Issuer                 have no                  N/A               No recommendation
                                                               voting rights
------------------------------------------------------------------------------------------------------------------------------------
                                                                The shares
Fresenius AG, Bad Homburg                  Issuer                 have no                  N/A               No recommendation
                                                               voting rights
------------------------------------------------------------------------------------------------------------------------------------
                                                                The shares
Fresenius AG, Bad Homburg                  Issuer                 have no                  N/A               No recommendation
                                                               voting rights
------------------------------------------------------------------------------------------------------------------------------------
                                                                The shares
Fresenius AG, Bad Homburg                  Issuer                 have no                  N/A               No recommendation
                                                               voting rights
------------------------------------------------------------------------------------------------------------------------------------
                                                                The shares
Fresenius AG, Bad Homburg                  Issuer                 have no                  N/A               No recommendation
                                                               voting rights
------------------------------------------------------------------------------------------------------------------------------------
                                                                The shares
Fresenius AG, Bad Homburg                  Issuer                 have no                  N/A               No recommendation
                                                               voting rights
------------------------------------------------------------------------------------------------------------------------------------
Raysearch Laboratories AB                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Raysearch Laboratories AB                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Raysearch Laboratories AB                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Raysearch Laboratories AB                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Raysearch Laboratories AB                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Raysearch Laboratories AB                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Raysearch Laboratories AB                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


Raysearch Laboratories AB                  Issuer                  Voted              For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------
Raysearch Laboratories AB                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Raysearch Laboratories AB                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Raysearch Laboratories AB                  Issuer                  Voted            Against proposal         No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Raysearch Laboratories AB                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Raysearch Laboratories AB                  Issuer                  Voted                   For               No recommendation


------------------------------------------------------------------------------------------------------------------------------------



Raysearch Laboratories AB                  Issuer                  Voted              For proposal           No recommendation




------------------------------------------------------------------------------------------------------------------------------------




Raysearch Laboratories AB                  Issuer                  Voted              For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------

Raysearch Laboratories AB                  Issuer                  Voted                 Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Raysearch Laboratories AB                  Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Unite Group PLC                            Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


Unite Group PLC                            Issuer                  Voted              For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Unite Group PLC                            Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Unite Group PLC                            Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Unite Group PLC                            Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Unite Group PLC                            Issuer                  Voted              For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------




Unite Group PLC                            Issuer                  Voted              For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------




Unite Group PLC                            Issuer                  Voted              For proposal           No recommendation





------------------------------------------------------------------------------------------------------------------------------------



Unite Group PLC                            Issuer                  Voted              For proposal           No recommendation




------------------------------------------------------------------------------------------------------------------------------------









Unite Group PLC                            Issuer                  Voted              For proposal           No recommendation






------------------------------------------------------------------------------------------------------------------------------------




Unite Group PLC                            Issuer                  Voted              For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------

LVMH Moet Hennessy Lous
Vuitton, Paris                             Issuer                  Voted              For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------


LVMH Moet Hennessy Lous
Vuitton, Paris                             Issuer                  Voted            Against proposal         No recommendation


------------------------------------------------------------------------------------------------------------------------------------


LVMH Moet Hennessy Lous
Vuitton, Paris                             Issuer                  Voted              For proposal           No recommendation




------------------------------------------------------------------------------------------------------------------------------------







LVMH Moet Hennessy Lous
Vuitton, Paris                             Issuer                Voted                For proposal           No recommendation






------------------------------------------------------------------------------------------------------------------------------------



LVMH Moet Hennessy Lous
Vuitton, Paris                             Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Lous
Vuitton, Paris                             Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Lous                    Issuer                Voted                For proposal           No recommendation
Vuitton, Paris
------------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Lous                    Issuer                Voted                For proposal           No recommendation
Vuitton, Paris
------------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Lous                    Issuer                Voted                For proposal           No recommendation
Vuitton, Paris
------------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Lous                    Issuer                Voted                For proposal           No recommendation
Vuitton, Paris
------------------------------------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Lous                    Issuer                Voted                For proposal           No recommendation
Vuitton, Paris
------------------------------------------------------------------------------------------------------------------------------------






LVMH Moet Hennessy Lous
Vuitton, Paris                             Issuer                Voted                For proposal           No recommendation





------------------------------------------------------------------------------------------------------------------------------------

LVMH Moet Hennessy Lous
Vuitton, Paris                             Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------













LVMH Moet Hennessy Lous
Vuitton, Paris                             Issuer                Voted                For proposal           No recommendation









------------------------------------------------------------------------------------------------------------------------------------




LVMH Moet Hennessy Lous
Vuitton, Paris                             Issuer                Voted                For proposal           No recommendation





------------------------------------------------------------------------------------------------------------------------------------


LVMH Moet Hennessy Lous                    Issuer                Voted                For proposal           No recommendation
Vuitton, Paris



------------------------------------------------------------------------------------------------------------------------------------

LVMH Moet Hennessy Lous                    Issuer                Voted                   Abstain             No recommendation
Vuitton, Paris
------------------------------------------------------------------------------------------------------------------------------------
Immsi SPA, Torino                          Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


Immsi SPA, Torino                          Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Immsi SPA, Torino                          Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------





Immsi SPA, Torino                          Issuer                Voted                For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------

Unicredito Italiano SPA                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Unicredito Italiano SPA                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Unicredito Italiano SPA                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------









Unicredito Italiano SPA                    Issuer                Voted                For proposal           No recommendation












------------------------------------------------------------------------------------------------------------------------------------



Unicredito Italiano SPA                    Issuer                Voted                For proposal           No recommendation




------------------------------------------------------------------------------------------------------------------------------------



Boehler-Uddeholm AG, Wien                  Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Boehler-Uddeholm AG, Wien                  Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Boehler-Uddeholm AG, Wien                  Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Boehler-Uddeholm AG, Wien                  Issuer                Voted                   Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Boehler-Uddeholm AG, Wien                  Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Boehler-Uddeholm AG, Wien                  Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Boehler-Uddeholm AG, Wien                  Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Boehler-Uddeholm AG, Wien                  Issuer                Voted                   Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Boehler-Uddeholm AG, Wien                  Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Agile Property Holdings Ltd.               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Agile Property Holdings Ltd.               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Agile Property Holdings Ltd.               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Agile Property Holdings Ltd.               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Agile Property Holdings Ltd.               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Agile Property Holdings Ltd.               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Agile Property Holdings Ltd.               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Agile Property Holdings Ltd.               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Agile Property Holdings Ltd.               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Agile Property Holdings Ltd.               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Agile Property Holdings Ltd.               Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------

Agile Property Holdings Ltd.               Issuer                Voted                For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------

Agile Property Holdings Ltd.               Issuer                Voted                For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Agile Property Holdings Ltd.               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------














Agile Property Holdings Ltd.               Issuer                Voted                For proposal           No recommendation

















------------------------------------------------------------------------------------------------------------------------------------









Agile Property Holdings Ltd.               Issuer                Voted                For proposal           No recommendation









------------------------------------------------------------------------------------------------------------------------------------







Agile Property Holdings Ltd.               Issuer                Voted                For proposal           No recommendation







------------------------------------------------------------------------------------------------------------------------------------



Sociedad General de Aguas de
Barcelona SA, Barcelo                      Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------

Sociedad General de Aguas de
Barcelona SA, Barcelo                      Issuer                Voted                For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Sociedad General de Aguas de               Issuer                Voted                For proposal           No recommendation
Barcelona SA, Barcelo
------------------------------------------------------------------------------------------------------------------------------------
Sociedad General de Aguas de               Issuer                Voted                For proposal           No recommendation
Barcelona SA, Barcelo
------------------------------------------------------------------------------------------------------------------------------------
Sociedad General de Aguas de               Issuer                Voted                For proposal           No recommendation
Barcelona SA, Barcelo
------------------------------------------------------------------------------------------------------------------------------------


Sociedad General de Aguas de
Barcelona SA, Barcelo                      Issuer                Voted                   Abstain             No recommendation


------------------------------------------------------------------------------------------------------------------------------------
Sociedad General de Aguas de
Barcelona SA, Barcelo                      Issuer                Voted                   Abstain             No recommendation

------------------------------------------------------------------------------------------------------------------------------------





Sociedad General de Aguas de               Issuer                Voted                   Abstain             No recommendation
Barcelona SA, Barcelo




------------------------------------------------------------------------------------------------------------------------------------
Sociedad General de Aguas de
Barcelona SA, Barcelo                      Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------






Sociedad General de Aguas de
Barcelona SA, Barcelo                      Issuer                Voted                For proposal           No recommendation




------------------------------------------------------------------------------------------------------------------------------------

Sociedad General de Aguas de
Barcelona SA, Barcelo                      Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Sociedad General de Aguas de               Issuer                Voted                   Abstain             No recommendation
Barcelona SA, Barcelo

------------------------------------------------------------------------------------------------------------------------------------
Finmeccanica SPA, Roma                     Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Finmeccanica SPA, Roma                     Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Finmeccanica SPA, Roma                     Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Finmeccanica SPA, Roma                     Issuer                Voted                For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Finmeccanica SPA, Roma                     Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------
Finmeccanica SPA, Roma                     Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

                                                             De-registered
Eni Spa, Roma                              Issuer                vote                      N/A                      N/A
------------------------------------------------------------------------------------------------------------------------------------
Eni Spa, Roma                              Issuer            De-registered                 N/A                      N/A
                                                                 vote
------------------------------------------------------------------------------------------------------------------------------------

Eni Spa, Roma                              Issuer            De-registered                 N/A                      N/A
                                                                 vote
------------------------------------------------------------------------------------------------------------------------------------
Eni Spa, Roma                              Issuer            De-registered                 N/A                      N/A
                                                                 vote
------------------------------------------------------------------------------------------------------------------------------------

Eni Spa, Roma                              Issuer            De-registered                 N/A                      N/A
                                                                 vote
------------------------------------------------------------------------------------------------------------------------------------
Eni Spa, Roma                              Issuer            De-registered                 N/A                      N/A
                                                                 vote
------------------------------------------------------------------------------------------------------------------------------------

BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------


BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------






BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation






------------------------------------------------------------------------------------------------------------------------------------



BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation




------------------------------------------------------------------------------------------------------------------------------------


BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------


BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------
BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------

BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------
BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------
BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------









BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation









------------------------------------------------------------------------------------------------------------------------------------





BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation







------------------------------------------------------------------------------------------------------------------------------------







BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation







------------------------------------------------------------------------------------------------------------------------------------






BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation






------------------------------------------------------------------------------------------------------------------------------------





BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation






------------------------------------------------------------------------------------------------------------------------------------





BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation





------------------------------------------------------------------------------------------------------------------------------------



BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------









BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation







------------------------------------------------------------------------------------------------------------------------------------




BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------

BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------
BNP, Paribas, Paris                        Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------


Deutsche Boerse AG                         Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                         Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                         Issuer                Voted                   Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                         Issuer                Voted                   Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                         Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                         Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                         Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                         Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                         Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                         Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                         Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                         Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                         Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                         Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                         Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                         Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                         Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                         Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                         Issuer                Voted                   Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Deutsche Boerse AG                         Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                         Issuer                Voted                   Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                         Issuer                Voted                   Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Deutsche Boerse AG                         Issuer                Voted                   Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Deutsche Boerse AG                         Issuer                Voted                For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Imperial Chemical Industries               Issuer                Voted                For proposal           No recommendation
PLC
------------------------------------------------------------------------------------------------------------------------------------
Imperial Chemical Industries               Issuer                Voted                For proposal           No recommendation
PLC
------------------------------------------------------------------------------------------------------------------------------------
Imperial Chemical Industries
PLC                                        Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Imperial Chemical Industries               Issuer                Voted                For proposal           No recommendation
PLC
------------------------------------------------------------------------------------------------------------------------------------
Imperial Chemical Industries               Issuer                Voted                For proposal           No recommendation
PLC
------------------------------------------------------------------------------------------------------------------------------------
Imperial Chemical Industries               Issuer                Voted                For proposal           No recommendation
PLC
------------------------------------------------------------------------------------------------------------------------------------
Imperial Chemical Industries               Issuer                Voted                For proposal           No recommendation
PLC
------------------------------------------------------------------------------------------------------------------------------------
Imperial Chemical Industries               Issuer                Voted                For proposal           No recommendation
PLC
------------------------------------------------------------------------------------------------------------------------------------
Imperial Chemical Industries               Issuer                Voted                For proposal           No recommendation
PLC
------------------------------------------------------------------------------------------------------------------------------------
Imperial Chemical Industries               Issuer                Voted                For proposal           No recommendation
PLC
------------------------------------------------------------------------------------------------------------------------------------




Imperial Chemical Industries
PLC                                        Issuer                Voted                For proposal           No recommendation






------------------------------------------------------------------------------------------------------------------------------------







Imperial Chemical Industries
PLC                                        Issuer                Voted                For proposal           No recommendation





------------------------------------------------------------------------------------------------------------------------------------







Imperial Chemical Industries
PLC                                        Issuer                Voted                For proposal           No recommendation






------------------------------------------------------------------------------------------------------------------------------------


Nexity, Paris                              Issuer                Voted                For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------
Nexity, Paris
                                           Issuer                Voted                For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------


Nexity, Paris                              Issuer                Voted                   Abstain             No recommendation


------------------------------------------------------------------------------------------------------------------------------------



Nexity, Paris                              Issuer                Voted                For proposal           No recommendation





------------------------------------------------------------------------------------------------------------------------------------







Nexity, Paris                              Issuer                Voted                For proposal           No recommendation








------------------------------------------------------------------------------------------------------------------------------------


Nexity, Paris                              Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------

Nexity, Paris                              Issuer                Voted                   Abstain             No recommendation

------------------------------------------------------------------------------------------------------------------------------------











Nexity, Paris                              Issuer                Voted                For proposal           No recommendation











------------------------------------------------------------------------------------------------------------------------------------





Nexity, Paris                              Issuer                Voted                For proposal           No recommendation





------------------------------------------------------------------------------------------------------------------------------------




Nexity, Paris                              Issuer                Voted                For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------




Nexity, Paris                              Issuer                Voted                For proposal           No recommendation





------------------------------------------------------------------------------------------------------------------------------------



Nexity, Paris                              Issuer                Voted                For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------







Nexity, Paris                              Issuer                Voted                For proposal           No recommendation





------------------------------------------------------------------------------------------------------------------------------------


Nexity, Paris                              Issuer                Voted                For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------







Nexity, Paris                              Issuer                Voted              Against proposal         No recommendation








------------------------------------------------------------------------------------------------------------------------------------






Nexity, Paris                              Issuer                Voted                For proposal           No recommendation







------------------------------------------------------------------------------------------------------------------------------------





Nexity, Paris                              Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------
Nexity, Paris                              Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------





Nexity, Paris                              Issuer                Voted                For proposal           No recommendation






------------------------------------------------------------------------------------------------------------------------------------

Nexity, Paris                              Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------

Nexity, Paris                              Issuer                Voted                   Abstain             No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Resolution PLC                             Issuer                Voted                     For               No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Resolution PLC                             Issuer                Voted                     For               No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Resolution PLC                             Issuer                Voted                     For               No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Resolution PLC                             Issuer                Voted                     For               No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Resolution PLC                             Issuer                Voted                     For               No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Resolution PLC                             Issuer                Voted                     For               No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Resolution PLC                             Issuer                Voted                     For               No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Resolution PLC                             Issuer                Voted                     For               No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Resolution PLC                             Issuer                Voted                     For               No recommendation
------------------------------------------------------------------------------------------------------------------------------------


Resolution PLC                             Issuer                Voted                     For               No recommendation



------------------------------------------------------------------------------------------------------------------------------------





Resolution PLC                             Issuer                Voted                     For               No recommendation





------------------------------------------------------------------------------------------------------------------------------------







Resolution PLC                             Issuer                Voted                     For               No recommendation








------------------------------------------------------------------------------------------------------------------------------------





Resolution PLC                             Issuer                Voted                     For               No recommendation





------------------------------------------------------------------------------------------------------------------------------------

Resolution PLC                             Issuer                Voted                     For               No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Onward Kashiyama Ltd                       Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


Onward Kashiyama Ltd                       Issuer                Voted                   Abstain             No recommendation


------------------------------------------------------------------------------------------------------------------------------------
Onward Kashiyama Ltd                       Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Onward Kashiyama Ltd                       Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Babcock & Brown Ltd.                       Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Babcock & Brown Ltd.                       Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Babcock & Brown Ltd.                       Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Babcock & Brown Ltd.                       Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------










Babcock & Brown Ltd.                       Issuer                Voted                For proposal           No recommendation









------------------------------------------------------------------------------------------------------------------------------------




Babcock & Brown Ltd.                       Issuer                Voted                For proposal           No recommendation





------------------------------------------------------------------------------------------------------------------------------------








Babcock & Brown Ltd.                       Issuer                Voted                For proposal           No recommendation








------------------------------------------------------------------------------------------------------------------------------------




Babcock & Brown Ltd.                       Issuer                Voted                For proposal           No recommendation






------------------------------------------------------------------------------------------------------------------------------------







Babcock & Brown Ltd.                       Issuer                Voted                For proposal           No recommendation






------------------------------------------------------------------------------------------------------------------------------------


Babcock & Brown Ltd.                       Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Babcock & Brown Ltd.                       Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

MedioBanca- Banca di Credito
Financiario Spa, Milano                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Pan Fish ASA                               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Pan Fish ASA                               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Pan Fish ASA                               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Pan Fish ASA                               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Pan Fish ASA                               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Pan Fish ASA                               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


















Pan Fish ASA                               Issuer                Voted                For proposal           No recommendation




















------------------------------------------------------------------------------------------------------------------------------------




Pan Fish ASA                               Issuer                Voted                For proposal           No recommendation






------------------------------------------------------------------------------------------------------------------------------------



Pan Fish ASA                            Shareholder              Voted                   Abstain             No recommendation



------------------------------------------------------------------------------------------------------------------------------------
Greek Organization of Football
Prognostics SA OPAP                        Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Greek Organization of Football             Issuer                Voted                For proposal           No recommendation
Prognostics SA OPAP
------------------------------------------------------------------------------------------------------------------------------------
Greek Organization of Football             Issuer                Voted              Against proposal         No recommendation
Prognostics SA OPAP
------------------------------------------------------------------------------------------------------------------------------------
Greek Organization of Football             Issuer                Voted                For proposal           No recommendation
Prognostics SA OPAP
------------------------------------------------------------------------------------------------------------------------------------


Greek Organization of Football
Prognostics SA OPAP                        Issuer                Voted                For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------

Greek Organization of Football
Prognostics SA OPAP                        Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Greek Organization of Football             Issuer                Voted                   Abstain             No recommendation
Prognostics SA OPAP
------------------------------------------------------------------------------------------------------------------------------------
Greek Organization of Football             Issuer                Voted                   Abstain             No recommendation
Prognostics SA OPAP
------------------------------------------------------------------------------------------------------------------------------------


IWKA AG                                    Issuer               No vote                    N/A               No recommendation

------------------------------------------------------------------------------------------------------------------------------------
IWKA AG                                    Issuer                Voted              Against proposal         No recommendation
------------------------------------------------------------------------------------------------------------------------------------
IWKA AG                                    Issuer                Voted              Against proposal         No recommendation
------------------------------------------------------------------------------------------------------------------------------------







IWKA AG                                    Issuer                Voted                For proposal           No recommendation






------------------------------------------------------------------------------------------------------------------------------------
IWKA AG                                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

IWKA AG                                    Issuer                Voted                   Abstain             No recommendation


------------------------------------------------------------------------------------------------------------------------------------



IWKA AG                                    Issuer                Voted                For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------

IWKA AG                                    Issuer                Voted                For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------

Compagnie de Saint-Gobain SA,                                Deregistered
Paris-La Defense                           Issuer                vote                      N/A                      N/A
------------------------------------------------------------------------------------------------------------------------------------

Compagnie de Saint-Gobain SA,                                Deregistered
Paris-La Defense                           Issuer                vote                      N/A                      N/A

------------------------------------------------------------------------------------------------------------------------------------





Compagnie de Saint-Gobain SA,                                Deregistered
Paris-La Defense                           Issuer                vote                      N/A                      N/A





------------------------------------------------------------------------------------------------------------------------------------


Compagnie de Saint-Gobain SA,
Paris-La Defense                           Issuer            Deregistered                  N/A                      N/A
                                                                 vote




------------------------------------------------------------------------------------------------------------------------------------



Compagnie de Saint-Gobain SA,                                Deregistered
Paris-La Defense                           Issuer                vote                      N/A                      N/A




------------------------------------------------------------------------------------------------------------------------------------

Compagnie de Saint-Gobain SA,                                Deregistered
Paris-La Defense                           Issuer                vote                      N/A                      N/A
------------------------------------------------------------------------------------------------------------------------------------
Compagnie de Saint-Gobain SA,              Issuer            Deregistered                  N/A                      N/A
Paris-La Defense                                                 vote
------------------------------------------------------------------------------------------------------------------------------------
Compagnie de Saint-Gobain SA,              Issuer            Deregistered                  N/A                      N/A
Paris-La Defense                                                 vote
------------------------------------------------------------------------------------------------------------------------------------
Compagnie de Saint-Gobain SA,              Issuer            Deregistered                  N/A                      N/A
Paris-La Defense                                                 vote
------------------------------------------------------------------------------------------------------------------------------------






Compagnie de Saint-Gobain SA,              Issuer            Deregistered                  N/A                      N/A
Paris-La Defense                                                 vote






------------------------------------------------------------------------------------------------------------------------------------

Compagnie de Saint-Gobain SA,              Issuer            Deregistered                  N/A                      N/A
Paris-La Defense                                                 vote

------------------------------------------------------------------------------------------------------------------------------------
HongKong Land Holdings, Ltd.               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
HongKong Land Holdings, Ltd.               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
HongKong Land Holdings, Ltd.               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
HongKong Land Holdings, Ltd.               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
HongKong Land Holdings, Ltd.               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------















HongKong Land Holdings, Ltd.               Issuer                Voted                For proposal           No recommendation
















------------------------------------------------------------------------------------------------------------------------------------









HongKong Land Holdings, Ltd.               Issuer                Voted                For proposal           No recommendation






------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)

------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                   Abstain             No recommendation
Ltd.)


------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota
Ltd.)                                      Issuer                Voted                   Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)
------------------------------------------------------------------------------------------------------------------------------------
Kubota Corp (formerly Kubota               Issuer                Voted                For proposal           No recommendation
Ltd.)
------------------------------------------------------------------------------------------------------------------------------------


Japan Tobacco, Inc.                        Issuer                Voted                For proposal           No recommendation



------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.                        Issuer                Voted                   Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.                        Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.                        Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.                        Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.                        Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.                        Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.                        Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.                        Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.                        Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.                        Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.                        Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco, Inc.                        Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc.               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc.               Issuer                Voted                For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc.               Issuer                Voted                   Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc.               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc.               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc.               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Mizuho Financial Group, Inc.               Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

Nissan Motor Co. Ltd.                      Issuer                Voted                For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------

Nissan Motor Co. Ltd.                      Issuer                Voted                   Abstain             No recommendation


------------------------------------------------------------------------------------------------------------------------------------
Nissan Motor Co. Ltd.                      Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nissan Motor Co. Ltd.                      Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nissan Motor Co. Ltd.                      Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nissan Motor Co. Ltd.                      Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------


Praktiker Bau - Und
Heimwerkermaerkte Holding AG, K            Issuer               No vote                   None               No recommendation


------------------------------------------------------------------------------------------------------------------------------------
Praktiker Bau - Und
Heimwerkermaerkte Holding AG, K            Issuer                Voted                     For               No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Praktiker Bau - Und                        Issuer                Voted                     For               No recommendation
Heimwerkermaerkte Holding AG, K
------------------------------------------------------------------------------------------------------------------------------------
Praktiker Bau - Und                        Issuer                Voted                     For               No recommendation
Heimwerkermaerkte Holding AG, K
------------------------------------------------------------------------------------------------------------------------------------
Praktiker Bau - Und                        Issuer                Voted                     For               No recommendation
Heimwerkermaerkte Holding AG, K
------------------------------------------------------------------------------------------------------------------------------------
Praktiker Bau - Und                        Issuer                Voted                     For               No recommendation
Heimwerkermaerkte Holding AG, K
------------------------------------------------------------------------------------------------------------------------------------
Praktiker Bau - Und                        Issuer                Voted                     For               No recommendation
Heimwerkermaerkte Holding AG, K

------------------------------------------------------------------------------------------------------------------------------------
Praktiker Bau - Und                        Issuer                Voted                     For               No recommendation
Heimwerkermaerkte Holding AG, K

------------------------------------------------------------------------------------------------------------------------------------








Praktiker Bau - Und                        Issuer                Voted                     For               No recommendation
Heimwerkermaerkte Holding AG, K








------------------------------------------------------------------------------------------------------------------------------------



Praktiker Bau - Und                        Issuer                Voted                   Abstain             No recommendation
Heimwerkermaerkte Holding AG, K



------------------------------------------------------------------------------------------------------------------------------------



CBO Terrotiroa, Ste Marie                  Issuer                Voted              Against proposal         No recommendation



------------------------------------------------------------------------------------------------------------------------------------

CBO Terrotiroa, Ste Marie                  Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------




CBO Terrotiroa, Ste Marie                  Issuer                Voted                For proposal           No recommendation





------------------------------------------------------------------------------------------------------------------------------------


CBO Terrotiroa, Ste Marie                  Issuer                Voted                For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
CBO Terrotiroa, Ste Marie                  Issuer                Voted                For proposal           No recommendation

------------------------------------------------------------------------------------------------------------------------------------
CBO Terrotiroa, Ste Marie                  Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------






CBO Terrotiroa, Ste Marie                  Issuer                Voted                For proposal           No recommendation








------------------------------------------------------------------------------------------------------------------------------------
CBO Terrotiroa, Ste Marie                  Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------








CBO Terrotiroa, Ste Marie                  Issuer                Voted                For proposal           No recommendation







------------------------------------------------------------------------------------------------------------------------------------
CBO Terrotiroa, Ste Marie                  Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.                      Issuer                Voted                   Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.                      Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.                      Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.                      Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.                      Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.                      Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.                      Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.                      Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.                      Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.                      Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.                      Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.                      Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc.                      Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Belluna Co. Ltd.                           Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------



Belluna Co. Ltd.                           Issuer                Voted                   Abstain             No recommendation


------------------------------------------------------------------------------------------------------------------------------------
Belluna Co. Ltd.                           Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Belluna Co. Ltd.                           Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Belluna Co. Ltd.                           Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Belluna Co. Ltd.                           Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Belluna Co. Ltd.                           Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Belluna Co. Ltd.                           Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Belluna Co. Ltd.                           Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------

The Bank of Kyoto, Ltd.                    Issuer                Voted                For proposal           No recommendation


------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.                    Issuer                Voted                   Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
The Bank of Kyoto, Ltd.                    Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Kitz Corp.                                 Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Kitz Corp.                                 Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------



Kitz Corp.                                 Issuer                Voted                   Abstain             No recommendation



------------------------------------------------------------------------------------------------------------------------------------
Kitz Corp.                                 Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Kitz Corp.                                 Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Kitz Corp.                                 Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Kitz Corp.                                 Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Kitz Corp.                                 Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Kitz Corp.                                 Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Kitz Corp.                                 Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Kitz Corp.                                 Issuer                Voted                For proposal           No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &                    Issuer                Voted                For proposal           No recommendation
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------

Toshiba Plant Systems &
Services Corp.                             Issuer                Voted                   Abstain             No recommendation
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &                    Issuer                Voted                For proposal           No recommendation
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &                    Issuer                Voted                For proposal           No recommendation
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &                    Issuer                Voted                For proposal           No recommendation
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &                    Issuer                Voted                For proposal           No recommendation
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &                    Issuer                Voted                For proposal           No recommendation
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &                    Issuer                Voted                For proposal           No recommendation
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &                    Issuer                Voted                For proposal           No recommendation
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &                    Issuer                Voted                For proposal           No recommendation
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &                    Issuer                Voted                For proposal           No recommendation
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &                    Issuer                Voted                For proposal           No recommendation
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &                    Issuer                Voted                For proposal           No recommendation
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &                    Issuer                Voted                For proposal           No recommendation
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &                    Issuer                Voted                For proposal           No recommendation
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &                    Issuer                Voted                For proposal           No recommendation
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------
Toshiba Plant Systems &                    Issuer                Voted                For proposal           No recommendation
Services Corp.
------------------------------------------------------------------------------------------------------------------------------------



* Complete for each series of the Registrant, as applicable.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant       UBS Tamarack International Fund L.L.C.
          ----------------------------------------------------------------------



By (Signature and Title)*      /s/ Douglas A. Lindgren
                         -------------------------------------------------------
                               Douglas A. Lindgren, Principal Executive Officer
                               (Principal Executive Officer)


Date          August 25, 2006
    ----------------------------------------------------------------------------





*Print the name and title of each signing officer under his or her signature.